Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Broadline Retail-7.54%
PDD Holdings, Inc., ADR (China)(b)	2,357,727	$238,248,313
Capital Markets-0.68%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	430,276	21,608,157
Electrical Equipment-0.37%
China XD Electric Co. Ltd., A Shares (China)	4,104,262	8,545,283
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	845,141	3,270,962
		11,816,245
Electronic Equipment, Instruments & Components-11.63%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	1,833,265	15,042,809
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	180,579	1,413,838
BOE Technology Group Co. Ltd., A Shares (China)	29,585,961	18,610,031
BOE Technology Group Co. Ltd., B Shares (China)	7,924,199	3,233,177
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	1,534,312	10,952,120
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	443,960	3,480,910
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	10,620,785	4,053,258
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	557,515	3,169,788
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,302,430	3,784,872
HGTECH Co., Ltd., A Shares (China)	805,236	8,968,282
IRICO Display Devices Co. Ltd. (China)(b)	2,845,722	2,754,243
Kingboard Laminates Holdings Ltd. (China)(c)	9,149,501	17,183,997
Lens Technology Co. Ltd. (China)(c)	2,506,200	9,403,328
Lens Technology Co. Ltd., A Shares (China)	3,989,318	20,815,212
Leyard Optoelectronic Co. Ltd., A Shares (China)	2,149,913	2,171,942
Lingyi iTech Guangdong Co., A Shares (China)	5,849,412	12,318,649
Maxscend Microelectronics Co. Ltd., A Shares (China)	427,884	4,815,328
Raytron Technology Co. Ltd., A Shares (China)	369,053	5,995,930
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	230,990	5,033,306
Shengyi Electronics Co. Ltd., A Shares (China)	534,770	6,777,659
Shengyi Technology Co. Ltd., A Shares (China)	1,945,204	19,224,261
Shennan Circuits Co. Ltd., A Shares (China)	533,974	17,842,922
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	1,085,272	6,030,469
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	837,599	3,150,315
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	1,249,298	5,833,569
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	788,500	7,272,204
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Sunny Optical Technology Group Co. Ltd. (China)(c)	7,692,738	$61,665,233
TCL Technology Group Corp., A Shares (China)	16,654,546	11,643,341
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	1,940,024	2,708,307
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)(d)	2,101,000	0
Unisplendour Corp. Ltd., A Shares (China)	2,289,886	8,238,344
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	1,335,284	6,496,827
Victory Giant Technology (HuiZhou) Co. Ltd. (China)	690,523	26,054,047
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,535,960	15,362,554
Xiamen Faratronic Co. Ltd., A Shares (China)	178,309	2,788,035
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	1,113,232	3,817,056
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	2,641,635	7,201,162
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	327,145	2,348,521
		367,655,846
Entertainment-4.60%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	525,508	1,963,701
Kingsoft Corp. Ltd. (China)(c)	11,419,483	43,823,669
Talkweb Information System Co. Ltd. (China)(b)	1,005,888	4,570,578
Tencent Music Entertainment Group, ADR (China)(c)	5,661,972	95,007,890
		145,365,838
Hotels, Restaurants & Leisure-7.44%
Meituan, B Shares (China)(b)(e)	17,836,954	220,576,816
TravelSky Technology Ltd., H Shares (China)	10,665,914	14,510,568
		235,087,384
Interactive Media & Services-29.55%
Autohome, Inc., ADR (China)(c)	702,208	15,476,664
Baidu, Inc., A Shares (China)(b)	12,684,047	243,196,922
Bilibili, Inc., Z Shares (China)(b)(c)	3,275,714	112,259,863
JOYY, Inc., ADR (China)(c)	306,693	19,735,695
Kuaishou Technology (China)(e)	20,309,099	207,564,118
Meitu, Inc. (China)(b)(c)(e)	38,708,519	38,247,989
Tencent Holdings Ltd. (China)	3,706,181	284,951,314
Visual China Group Co. Ltd., A Shares (China)	548,682	2,074,333
Weibo Corp., A Shares (China)	972,026	10,382,502
		933,889,400
IT Services-2.44%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,422,903	3,134,469
China TransInfo Technology Co. Ltd., A Shares (China)	1,255,401	2,227,849
DHC Software Co. Ltd., A Shares (China)	2,566,355	3,577,959
Digital China Information Service Group Co. Ltd., A Shares (China)(b)	768,114	1,780,768
GDS Holdings Ltd., A Shares (China)(b)	9,627,206	53,621,704
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
IT Services-(continued)
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	762,847	$5,264,236
Taiji Computer Corp. Ltd., A Shares (China)	487,431	1,696,682
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,956,766	4,652,631
Wonders Information Co. Ltd., A Shares (China)(b)	1,108,606	1,075,591
		77,031,889
Media-0.80%
China Literature Ltd. (China)(b)(c)(e)	4,653,921	21,308,060
NanJi E-Commerce Co. Ltd., A Shares (China)	1,851,187	856,892
People.cn Co. Ltd., A Shares (China)	877,271	3,085,307
		25,250,259
Semiconductors & Semiconductor Equipment-20.76%
3Peak, Inc., A Shares (China)(b)	107,477	3,126,602
ACM Research (Shanghai), Inc., A Shares (China)	179,823	4,871,934
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	496,091	24,732,579
All Winner Technology Co. Ltd., A Shares (China)	659,034	4,351,553
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	336,071	4,244,006
ASR Microelectronics Co. Ltd., A Shares (China)(b)	334,790	4,266,863
Bestechnic (Shanghai) Co. Ltd. (China)	134,299	4,262,301
Cambricon Technologies Corp. Ltd. (China)(b)	337,442	61,067,144
China Resources Microelectronics Ltd., A Shares (China)	1,009,309	9,258,296
GalaxyCore, Inc., A Shares (China)	2,009,428	4,656,902
GigaDevice Semiconductor, Inc., A Shares (China)	531,772	23,981,364
Goke Microelectronics Co. Ltd., A Shares (China)	172,672	3,520,715
Guobo Electronics Co. Ltd., A Shares (China)	276,259	5,025,834
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	504,748	9,254,128
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)(b)	532,508	3,253,693
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	1,332,206	6,380,225
Hoyuan Green Energy Co. Ltd., A Shares (China)(b)	534,955	2,137,674
Hua Hong Semiconductor Ltd. (China)(b)(e)	8,093,749	119,813,786
Hua Hong Semiconductor Ltd., A Shares (China)(b)	326,459	7,264,082
Hwatsing Technology Co. Ltd., A Shares (China)	282,350	7,681,698
Hygon Information Technology Co. Ltd., A Shares (China)	1,860,956	70,464,354
Ingenic Semiconductor Co. Ltd., A Shares (China)	385,770	7,957,172
JCET Group Co. Ltd., A Shares (China)	1,432,827	10,189,969
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	426,381	2,437,164
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Loongson Technology Corp. Ltd., A Shares (China)(b)	318,762	$7,648,876
Montage Technology Co. Ltd., A Shares (China)	916,084	23,911,414
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	2,199,353	7,089,588
NAURA Technology Group Co. Ltd., A Shares (China)	576,808	39,384,771
Nexchip Semiconductor Corp., A Shares (China)	1,606,231	8,439,099
OmniVision Integrated Circuits Group, Inc., A Shares (China)	974,629	17,011,683
Piotech, Inc., A Shares (China)	224,002	11,350,928
Rockchip Electronics Co. Ltd., A Shares (China)	335,363	9,211,054
Sanan Optoelectronics Co. Ltd., A Shares (China)	3,994,613	9,286,145
SG Micro Corp., A Shares (China)	492,834	5,352,734
Shanghai Awinic Technology Co. Ltd., A Shares (China)	180,151	2,129,059
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	430,482	4,951,850
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)	3,253,967	21,573,211
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	369,691	4,295,707
SICC Co. Ltd., A Shares (China)(b)	344,132	4,305,509
Smartsens Technology (Shanghai) Co. Ltd. (China)	321,733	4,472,641
StarPower Semiconductor Ltd., A Shares (China)	189,636	3,019,194
Suzhou Centec Communications Co. Ltd. (China)(b)	220,887	4,924,420
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	112,806	2,999,130
Tianshui Huatian Technology Co. Ltd., A Shares (China)	2,531,576	5,510,456
TongFu Microelectronics Co. Ltd., A Shares (China)	1,215,025	9,136,650
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	680,285	8,196,678
United Nova Technology Co. Ltd., A Shares (China)(b)	6,711,671	7,327,515
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)(b)	288,041	1,670,783
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	420,561	13,356,023
Wuxi Autowell Technology Co. Ltd., A Shares (China)	243,945	3,340,056
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	434,880	5,420,146
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	1,048,382	6,727,431
		656,242,789
Software-12.17%
360 Security Technology, Inc., A Shares (China)	5,604,318	9,784,340
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	566,608	1,262,838
Beijing Kingsoft Office Software, Inc., A Shares (China)	370,962	17,955,850
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Software-(continued)
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,810,600	$3,326,311
Business-intelligence of Oriental Nations Corp. Ltd., A Shares (China)(b)	890,983	1,386,183
China National Software & Service Co. Ltd., A Shares (China)(b)	747,831	4,857,628
Empyrean Technology Co. Ltd., A Shares (China)	434,485	6,452,795
Horizon Robotics (China)(b)(c)	97,891,827	102,828,422
Hundsun Technologies, Inc., A Shares (China)	1,514,734	6,762,214
Iflytek Co. Ltd., A Shares (China)	1,850,997	15,852,701
Jiangsu Hoperun Software Co. Ltd. (China)	637,786	4,577,815
Kingdee International Software Group Co. Ltd. (China)(b)	32,502,304	53,701,125
Longshine Technology Group Co. Ltd., A Shares (China)	854,964	2,127,272
Neusoft Corp., A Shares (China)	937,514	1,412,624
Newland Digital Technology Co. Ltd., A Shares (China)	811,287	3,183,000
Qi An Xin Technology Group, Inc. (China)(b)	548,717	2,935,327
Sangfor Technologies, Inc., A Shares (China)	337,796	7,781,222
SenseTime Group, Inc., B Shares (China)(b)(c)(e)	316,731,726	99,967,495
Shanghai Baosight Software Co. Ltd., A Shares (China)	1,729,391	5,681,704
Shanghai Baosight Software Co. Ltd., B Shares (China)	8,266,229	8,879,889
Shanghai Stonehill Technology Co. Ltd., A Shares (China)(b)	4,548,992	6,400,982
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	565,740	3,142,207
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)(b)	739,423	1,651,684
Sinosoft Co. Ltd., A Shares (China)	653,966	1,838,800
Thunder Software Technology Co. Ltd., A Shares (China)	368,176	3,986,657
Topsec Technologies Group, Inc., A Shares (China)	911,596	1,147,055
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	2,735,840	5,963,226
		384,847,366
Technology Hardware, Storage & Peripherals-1.78%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	2,583,012	5,897,347
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
GRG Banking Equipment Co. Ltd., A Shares (China)	1,988,537	$3,679,680
Huaqin Technology Co. Ltd. (China)	703,927	8,726,186
IEIT Systems Co. Ltd., A Shares (China)	1,178,600	10,621,530
Legend Holdings Corp., H Shares (China)(b)(e)	6,201,374	6,845,699
Ninestar Corp., A Shares (China)(b)	1,139,141	3,468,259
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)(b)	278,809	13,369,697
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	2,682,372	3,594,593
		56,202,991
Textiles, Apparel & Luxury Goods-0.12%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	1,279,714	3,678,563
Trading Companies & Distributors-0.07%
Beijing United Information Technology Co. Ltd., A Shares (China)	568,265	2,211,259
Total Common Stocks & Other Equity Interests (Cost $2,585,757,430)		3,159,136,299

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(f)(g) (Cost $2,461,939)	2,461,939	2,461,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,588,219,369)		3,161,598,238
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.16%
Invesco Private Government Fund, 3.65%(f)(g)(h)	71,710,000	71,710,000
Invesco Private Prime Fund, 3.80%(f)(g)(h)	186,292,118	186,348,006
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $258,058,006)		258,058,006
TOTAL INVESTMENTS IN SECURITIES-108.19% (Cost $2,846,277,375)		3,419,656,244
OTHER ASSETS LESS LIABILITIES-(8.19)%		(258,824,639)
NET ASSETS-100.00%		$3,160,831,605
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $714,323,963, which represented 22.60% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$940,970	$249,685,181	$(248,164,212)	$-	$-	$2,461,939	$78,226
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,202,496	96,734,019	(78,226,515)	-	-	71,710,000	387,871 *
Invesco Private Prime Fund	138,564,622	237,661,151	(189,877,767)	733	(733)	186,348,006	1,044,118 *
Total	$192,708,088	$584,080,351	$(516,268,494)	$733	$(733)	$260,519,945	$1,510,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.95%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Australia-3.12%
Mineral Resources Ltd.(a)(b)	80,295	$3,177,488
OceanaGold Corp.	133,579	4,352,181
PLS Group Ltd.(a)(b)	1,112,176	3,283,007
Ramelius Resources Ltd.	1,261,078	3,907,312
Wesfarmers Ltd.	58,702	3,406,743
		18,126,731
Austria-1.83%
BAWAG Group AG(a)(c)	23,875	3,897,980
Erste Group Bank AG	26,132	3,409,720
Raiffeisen Bank International AG	65,819	3,329,676
		10,637,376
Canada-15.09%
Alamos Gold, Inc., Class A	89,049	3,318,253
Aritzia, Inc.(a)	35,966	2,850,667
Bombardier, Inc., Class B(a)	85,592	14,702,622
Dollarama, Inc.	92,725	12,565,105
DPM Metals, Inc.	106,466	3,735,332
Element Fleet Management Corp.	208,100	5,301,813
Finning International, Inc.	54,071	3,409,609
IAMGOLD Corp.(a)	281,459	5,135,954
Imperial Oil Ltd.	48,105	4,887,055
Kinross Gold Corp.	177,106	5,608,171
Loblaw Cos. Ltd.	65,097	2,945,385
Lundin Gold, Inc.	69,624	5,248,472
Pan American Silver Corp.(b)	56,829	3,113,498
Royal Bank of Canada	66,309	11,101,855
Toromont Industries Ltd.	30,312	3,882,595
		87,806,386
China-1.67%
MMG Ltd.(a)	2,921,099	3,783,110
Yangzijiang Shipbuilding Holdings Ltd.	2,265,917	5,965,545
		9,748,655
Denmark-2.52%
Jyske Bank A/S	21,315	3,113,337
Ringkjoebing Landbobank A/S	29,779	7,534,609
Sydbank A/S	44,016	4,000,986
		14,648,932
Finland-3.62%
Konecranes OYJ	32,763	3,872,242
Sampo OYJ	1,246,469	13,951,449
Wartsila OYJ Abp	80,191	3,262,743
		21,086,434
France-0.56%
Nexans S.A.	20,701	3,272,496
Georgia-1.85%
Lion Finance Group PLC	77,859	10,787,617
Germany-6.12%
Allianz SE	7,273	3,214,082
Bilfinger SE	38,388	5,398,011
Heidelberg Materials AG	12,772	3,510,568
HOCHTIEF AG	12,595	5,300,811
Siemens Energy AG, Class A(a)	82,884	14,173,019
thyssenkrupp AG	300,082	4,014,829
		35,611,320
Greece-3.92%
Eurobank S.A.	743,406	3,646,190
	Shares	Value
Greece-(continued)
National Bank of Greece S.A.	635,587	$11,261,646
Piraeus Bank S.A.(a)	782,310	7,920,049
		22,827,885
Ireland-2.63%
AIB Group PLC(a)	628,952	7,056,023
Bank of Ireland Group PLC	404,664	8,251,577
		15,307,600
Israel-4.48%
Bank Hapoalim B.M.	156,419	3,878,476
First International Bank of Israel Ltd. (The)	106,829	9,097,124
Harel Insurance Investments & Financial Services Ltd.	101,486	4,668,936
Israel Discount Bank Ltd., Class A	345,418	4,081,676
Mizrahi Tefahot Bank Ltd.	55,139	4,326,382
		26,052,594
Italy-5.88%
Banca Mediolanum S.p.A.	124,801	2,938,230
BPER Banca S.p.A.	621,754	8,788,205
Intesa Sanpaolo S.p.A.	427,256	3,035,686
Prysmian S.p.A.	31,438	3,737,133
UniCredit S.p.A.	98,179	8,586,954
Unipol Assicurazioni S.p.A.	317,945	7,106,892
		34,193,100
Japan-5.50%
Advantest Corp.	42,799	7,101,324
Gunma Bank Ltd. (The)	250,068	3,158,488
Hitachi Ltd.	108,388	3,773,269
IHI Corp.	240,105	5,573,121
ITOCHU Corp.	471,796	6,059,781
Mitsui & Co. Ltd.	101,648	3,331,098
NEC Corp.	88,160	2,998,281
		31,995,362
Mexico-1.22%
Fresnillo PLC	143,320	7,078,140
Netherlands-1.27%
ING Groep N.V.	110,659	3,275,276
Koninklijke Ahold Delhaize N.V.	104,832	4,113,819
		7,389,095
Norway-0.54%
SpareBank 1 Sør-Norge ASA, Class B	155,227	3,139,513
Portugal-1.18%
Banco Comercial Portugues S.A., Class R	6,319,364	6,864,918
Singapore-1.07%
DBS Group Holdings Ltd.	65,968	3,073,839
Keppel Ltd.	363,332	3,133,319
		6,207,158
South Korea-4.95%
ABLBio, Inc.(a)	56,915	7,766,492
APR Co., Ltd.(a)	22,898	4,291,840
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,431	2,987,792
SK hynix, Inc.	9,221	5,757,384
SK Square Co. Ltd.(a)	20,356	7,968,385
		28,771,893
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Spain-5.16%
ACS Actividades de Construccion y Servicios S.A.	36,192	$4,075,339
Banco Bilbao Vizcaya Argentaria S.A.	269,818	6,873,821
Banco Santander S.A.	246,117	3,153,840
Bankinter S.A.	170,319	2,917,890
CaixaBank S.A.	379,633	5,029,408
Iberdrola S.A.	132,435	2,988,306
Indra Sistemas S.A.(b)	76,750	4,978,656
		30,017,260
Sweden-1.99%
Investor AB, Class B	298,298	11,574,064
Switzerland-12.72%
ABB Ltd.	219,982	19,013,818
BKW AG(a)	17,201	3,264,714
Flughafen Zureich AG(a)	49,742	15,509,123
Geberit AG	16,239	12,448,259
Schindler Holding AG, PC	32,641	12,643,353
Swiss Life Holding AG	7,586	8,350,862
Zurich Insurance Group AG	3,868	2,762,501
		73,992,630
Turkey-0.67%
Eldorado Gold Corp.(a)	89,913	3,878,977
United Kingdom-8.39%
Barclays PLC	478,007	3,199,346
Centrica PLC	1,265,851	3,324,094
Diploma PLC	182,785	13,354,151
Halma PLC	193,862	9,442,448
HSBC Holdings PLC	181,498	3,210,921
	Shares	Value
United Kingdom-(continued)
NatWest Group PLC	515,441	$4,711,529
Rolls-Royce Holdings PLC	688,662	11,545,169
		48,787,658
United States-2.03%
Ferrovial SE	80,626	5,465,650
Holcim AG(a)	29,426	3,044,720
Novartis AG	22,092	3,290,556
		11,800,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $478,341,292)		581,604,720
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.05%
Invesco Private Government Fund, 3.65%(d)(e)(f)	3,288,525	3,288,525
Invesco Private Prime Fund, 3.80%(d)(e)(f)	8,631,151	8,633,740
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,922,265)		11,922,265
TOTAL INVESTMENTS IN SECURITIES-102.03% (Cost $490,263,557)		593,526,985
OTHER ASSETS LESS LIABILITIES-(2.03)%		(11,795,482)
NET ASSETS-100.00%		$581,731,503

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,448,446	$(4,448,446)	$-	$-	$-	$2,311
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,185,236	$37,999,920	$(39,896,631)	$-	$-	$3,288,525	$38,300 *
Invesco Private Prime Fund	13,452,730	63,282,839	(68,101,828)	-	(1)	8,633,740	106,205 *
Total	$18,637,966	$105,731,205	$(112,446,905)	$-	$(1)	$11,922,265	$146,816

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Brazil-6.82%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	48,432	$1,306,370
Cia de Saneamento de Minas Gerais COPASA MG	80,300	784,510
Cia Paranaense de Energia	268,157	675,060
Cogna Educacao S.A.	1,611,000	1,400,053
Cury Construtora e Incorporadora S.A.	328,100	2,165,170
Direcional Engenharia S.A.	663,057	1,766,700
Itau Unibanco Holding S.A., Preference Shares	92,890	807,271
		8,905,134
China-16.87%
Aluminum Corp. of China Ltd., H Shares	460,000	803,440
China Coal Energy Co. Ltd., H Shares	1,224,000	1,791,963
China Hongqiao Group Ltd.	375,672	1,718,729
China Life Insurance Co. Ltd., H Shares	186,000	827,999
China Nonferrous Mining Corp. Ltd.	980,475	1,943,961
China Shenhua Energy Co. Ltd., H Shares(a)	343,000	1,887,804
CMOC Group Ltd., H Shares	303,000	851,863
Dongfang Electric Corp. Ltd., H Shares(a)	246,400	803,319
Dongfeng Motor Group Co. Ltd., H Shares(b)	905,738	1,047,409
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	75,128	644,159
JD Health International, Inc.(b)(c)	87,029	700,419
New China Life Insurance Co. Ltd., H Shares	142,300	1,157,458
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	1,219,104	1,060,374
PetroChina Co. Ltd., H Shares	1,426,235	1,694,830
PICC Property & Casualty Co. Ltd., H Shares	425,986	882,146
Sinotrans Ltd., H Shares	1,962,000	1,302,173
Sinotruk Hong Kong Ltd.	219,500	1,008,293
Zijin Mining Group Co. Ltd., H Shares	215,452	1,123,717
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares(a)	680,400	763,549
		22,013,605
Hungary-1.08%
OTP Bank Nyrt.	11,167	1,412,672
Indonesia-3.31%
PT Bumi Resources Minerals Tbk(b)	11,705,798	742,750
PT Bumi Resources Tbk(b)	54,035,510	833,241
PT Energi Mega Persada Tbk.(b)	23,254,178	1,815,771
PT Petrosea Tbk	2,176,498	921,664
		4,313,426
Malaysia-1.11%
AMMB Holdings Bhd.	431,200	705,232
Telekom Malaysia Bhd.	369,991	742,150
		1,447,382
Mexico-7.46%
Fibra Uno Administracion S.A. de C.V.(a)	431,401	675,937
Gentera S.A.B. de C.V.	1,013,521	2,848,282
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)	45,441	1,256,903
Grupo Mexico S.A.B. de C.V., Class B	140,556	1,572,312
Industrias Penoles S.A.B. de C.V.(b)	17,490	1,021,149
Prologis Property Mexico S.A. de C.V.	158,711	734,680
Qualitas Controladora S.A.B. de C.V.(a)	172,312	1,619,119
		9,728,382
	Shares	Value
Peru-0.78%
Credicorp Ltd.	2,841	$1,013,754
Philippines-1.29%
International Container Terminal Services, Inc.	154,124	1,688,112
South Africa-9.64%
Capitec Bank Holdings Ltd.	2,760	746,414
DRDGOLD Ltd.	334,757	1,052,865
FirstRand Ltd.	120,043	689,671
Harmony Gold Mining Co. Ltd.	31,115	665,942
Impala Platinum Holdings Ltd.	67,034	1,258,521
Momentum Group Ltd.	307,429	721,084
Northam Platinum Holdings Ltd.(a)	40,156	963,670
PSG Financial Services Ltd.	598,046	1,015,526
Resilient REIT Ltd.	161,432	810,274
Sibanye Stillwater Ltd.(a)(b)	299,926	1,314,863
Tiger Brands Ltd.	29,086	609,089
Valterra Platinum Ltd.	8,157	738,204
Vukile Property Fund Ltd.	1,296,485	1,997,693
		12,583,816
Taiwan-45.76%
Accton Technology Corp.	92,992	3,251,303
Advanced Energy Solution Holding Co. Ltd.	15,000	530,250
ASE Technology Holding Co. Ltd.	114,458	1,064,129
Asia Vital Components Co. Ltd.	18,370	834,595
Bizlink Holding, Inc.	37,052	1,504,729
Caliway Biopharmaceuticals Co. Ltd.(b)	553,000	2,890,621
Chenbro Micom Co. Ltd.	37,886	1,081,158
Chroma ATE, Inc.	30,338	931,571
CTBC Financial Holding Co. Ltd.	450,438	725,721
Delta Electronics, Inc.	23,439	894,487
Elite Material Co. Ltd.	17,649	957,327
EZconn Corp.	21,000	1,170,037
Fortune Electric Co. Ltd.	27,000	824,077
Fositek Corp.	17,000	756,285
Fubon Financial Holding Co. Ltd.	209,000	600,160
Global Brands Manufacture Ltd.	641,000	2,185,202
Gold Circuit Electronics Ltd.	46,894	1,024,026
Hua Nan Financial Holdings Co. Ltd.	703,399	737,887
Jentech Precision Industrial Co. Ltd.	8,164	723,333
King Yuan Electronics Co. Ltd.	97,000	898,721
L&K Engineering Co. Ltd.	38,000	686,129
Mega Union Technology, Inc.	77,275	1,708,514
Nan Ya Printed Circuit Board Corp.	86,000	1,047,417
Nanya Technology Corp.(b)	285,242	2,887,431
Powerchip Semiconductor Manufacturing Corp.(b)	561,000	1,203,665
Sigurd Microelectronics Corp.	737,935	3,025,307
SinoPac Financial Holdings Co. Ltd.	1,430,433	1,295,663
Supreme Electronics Co. Ltd.	1,012,000	2,688,566
Taiwan Glass Industry Corp.(b)	597,000	902,249
Taiwan Semiconductor Manufacturing Co. Ltd.	69,446	3,840,082
Topco Scientific Co. Ltd.	322,467	3,273,922
Transcend Information, Inc.	116,000	965,733
Unimicron Technology Corp.	97,000	1,153,022
United Integrated Services Co. Ltd.	106,000	3,022,715
Winbond Electronics Corp.(b)	601,000	2,376,560
WinWay Technology Co. Ltd.	9,000	1,106,370
Wiwynn Corp.	4,700	526,833
Yageo Corp.	99,000	864,308
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
Yankey Engineering Co. Ltd.	141,740	$2,656,786
Yuanta Financial Holding Co. Ltd.	645,172	878,874
		59,695,765
Thailand-3.98%
Kasikornbank PCL, NVDR	107,734	643,443
Krung Thai Bank PCL, NVDR	887,174	796,092
Thanachart Capital PCL, NVDR	407,991	764,702
Tisco Financial Group PCL, NVDR	836,260	2,986,937
		5,191,174
Turkey-1.72%
Tera Yatirim Menkul Degerler A.S.(b)	467,824	2,238,855
Total Common Stocks & Other Equity Interests (Cost $105,308,226)		130,232,077
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $179,920)	179,920	179,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $105,488,146)		130,411,997
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.07%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,475,808	$1,475,808
Invesco Private Prime Fund, 3.80%(d)(e)(f)	3,833,244	3,834,394
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,310,202)		5,310,202
TOTAL INVESTMENTS IN SECURITIES-104.03% (Cost $110,798,348)		135,722,199
OTHER ASSETS LESS LIABILITIES-(4.03)%		(5,256,170)
NET ASSETS-100.00%		$130,466,029

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $1,344,578, which represented 1.03% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,992,404	$(7,812,484)	$-	$-	$179,920	$1,379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	877,193	5,107,961	(4,509,346)	-	-	1,475,808	14,278 *
Invesco Private Prime Fund	2,282,754	13,494,204	(11,942,564)	-	-	3,834,394	38,401 *
Total	$3,159,947	$26,594,569	$(24,264,394)	$-	$-	$5,490,122	$54,058

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Austria-0.84%
Verbund AG(a)	20,825	$1,533,590
Belgium-1.03%
Elia Group S.A./N.V.	12,843	1,866,166
Canada-3.12%
Ballard Power Systems, Inc.(a)(b)	486,661	1,146,438
Boralex, Inc., Class A(a)	79,833	1,488,597
Canadian Solar, Inc.(a)(b)	54,373	1,039,883
NFI Group, Inc.(b)	163,192	1,993,277
		5,668,195
Chile-1.24%
Sociedad Quimica y Minera de Chile S.A., ADR(b)	29,251	2,247,647
China-11.50%
BYD Co. Ltd., H Shares(a)	117,629	1,466,916
CALB Group Co. Ltd., H Shares(b)(c)	343,472	1,083,504
China Datang Corp. Renewable Power Co. Ltd., H Shares(a)	4,895,542	1,310,052
Contemporary Amperex Technology Co. Ltd.	21,355	1,332,909
Flat Glass Group Co. Ltd., H Shares(a)(b)	941,477	1,316,098
Ganfeng Lithium Group Co. Ltd., H Shares(c)	202,282	1,544,695
JinkoSolar Holding Co. Ltd., ADR(a)	59,124	1,515,348
NIO, Inc., ADR(a)(b)	249,383	1,172,100
Tianneng Power International Ltd.	1,408,185	1,318,191
Wasion Holdings Ltd.	817,072	2,496,111
Xinyi Energy Holdings Ltd.	9,022,760	1,397,416
Xinyi Solar Holdings Ltd.(a)	3,184,330	1,376,823
XPeng, Inc., ADR(a)(b)	58,990	1,060,640
Yadea Group Holdings Ltd.(c)	953,689	1,347,893
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	212,690	1,155,276
		20,893,972
Denmark-3.07%
NKT A/S(b)	13,847	1,817,677
Orsted A/S(b)(c)	80,221	1,811,247
Vestas Wind Systems A/S	64,182	1,952,622
		5,581,546
Finland-0.96%
Kempower OYJ(a)(b)	90,213	1,739,772
France-3.82%
Legrand S.A.	10,221	1,637,785
Nexans S.A.	10,887	1,721,060
Rexel S.A.	44,759	1,882,458
SPIE S.A.	30,692	1,687,837
		6,929,140
Germany-4.38%
Nordex SE(b)	49,998	2,009,005
SMA Solar Technology AG(a)(b)	46,714	2,039,573
Verbio SE(b)	76,397	2,264,091
Wacker Chemie AG	20,226	1,648,565
		7,961,234
Ireland-0.95%
Kingspan Group PLC	19,690	1,720,719
Israel-3.88%
Energix-Renewable Energies Ltd.	359,060	2,289,058
Enlight Renewable Energy Ltd.(b)	40,579	2,296,847
OY Nofar Energy Ltd.(b)	49,212	2,465,376
		7,051,281
	Shares	Value
Italy-2.82%
ERG S.p.A.(a)	60,223	$1,608,588
Prysmian S.p.A.	15,826	1,881,286
Terna S.p.A.	150,220	1,633,738
		5,123,612
Japan-5.11%
GS Yuasa Corp.	60,605	1,415,367
RENOVA, Inc.(a)(b)	305,262	1,369,536
Sanyo Denki Co. Ltd.(a)	61,927	1,670,466
Tamura Corp.	361,382	1,494,314
Toyo Tanso Co. Ltd.(a)	47,254	1,656,362
West Holdings Corp.(a)	162,243	1,674,950
		9,280,995
Netherlands-0.97%
Alfen N.V.(a)(b)(c)	131,980	1,767,105
New Zealand-0.88%
Mercury NZ Ltd.	418,189	1,602,684
Norway-0.76%
NEL ASA(a)(b)	6,006,254	1,374,667
South Africa-1.02%
Scatec ASA(b)(c)	154,873	1,856,248
South Korea-8.28%
CS Wind Corp.(a)(b)	50,936	1,435,748
Doosan Fuel Cell Co. Ltd.(a)(b)	61,911	1,450,995
Ecopro BM Co. Ltd.(b)	14,278	2,287,123
HD Hyundai Electric Co. Ltd.	2,638	1,616,157
LG Energy Solution Ltd.(a)(b)	4,715	1,296,089
Lotte Energy Materials Corp.(a)(b)	56,828	1,524,638
LS Corp.	11,063	1,744,577
LS Electric Co. Ltd.(b)	4,725	1,841,330
Samsung SDI Co. Ltd.(a)(b)	6,830	1,838,474
		15,035,131
Spain-4.71%
Acciona S.A.(a)	6,749	1,455,731
Corporacion ACCIONA Energias Renovables S.A.(a)	55,521	1,410,539
EDP Renovaveis S.A.(a)	114,760	1,749,690
Grenergy Renovables S.A.(b)	17,341	1,986,591
Solaria Energia y Medio Ambiente S.A.(b)	87,957	1,946,950
		8,549,501
Sweden-0.82%
NIBE Industrier AB, Class B(a)	386,865	1,491,244
Switzerland-0.93%
Landis+Gyr Group AG(b)	23,817	1,679,637
Taiwan-14.42%
AcBel Polytech, Inc.	1,154,128	1,802,992
Allis Electric Co. Ltd.	478,748	1,870,211
Chung-Hsin Electric and Machinery Manufacturing Corp.	322,650	1,724,348
Delta Electronics, Inc.	50,046	1,909,873
Fortune Electric Co. Ltd.	65,191	1,989,720
FSP Technology, Inc.	867,303	1,418,663
Motech Industries, Inc.	2,922,370	2,162,116
Phihong Technology Co. Ltd.(b)	1,533,495	1,402,470
Shihlin Electric & Engineering Corp.	273,651	1,979,348
Sino-American Silicon Products, Inc.	462,799	1,753,104
Ta Ya Electric Wire & Cable Co. Ltd.	1,154,242	1,518,440
Teco Electric and Machinery Co. Ltd.	438,160	1,117,594
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
TSEC Corp.(b)	3,610,105	$4,428,745
Voltronic Power Technology Corp.	41,109	1,104,186
		26,181,810
United Kingdom-1.44%
Ceres Power Holdings PLC(b)	317,823	1,299,025
ITM Power PLC(a)(b)	1,529,342	1,310,014
		2,609,039
United States-22.94%
Array Technologies, Inc.(a)(b)	204,756	2,318,862
Atkore, Inc.	24,004	1,667,078
Bloom Energy Corp., Class A(b)	15,028	2,274,788
Blue Bird Corp.(a)(b)	29,984	1,508,495
ChargePoint Holdings, Inc.(a)(b)	170,071	1,018,725
Core & Main, Inc., Class A(b)	32,332	1,725,235
Darling Ingredients, Inc.(b)	44,936	2,051,778
Enphase Energy, Inc.(b)	53,827	1,990,522
Eos Energy Enterprises, Inc.(a)(b)	102,344	1,498,316
EVgo, Inc.(a)(b)	520,451	1,566,557
First Solar, Inc.(b)	6,065	1,367,779
Green Plains, Inc.(a)(b)	163,805	1,877,205
HA Sustainable Infrastructure Capital, Inc.	47,185	1,623,636
Hubbell, Inc.	3,554	1,734,139
Itron, Inc.(b)	15,644	1,550,008
Lucid Group, Inc.(a)(b)	102,581	1,135,572
Ormat Technologies, Inc.(a)	14,383	1,797,012
Plug Power, Inc.(a)(b)	624,959	1,321,788
QuantumScape Corp.(a)(b)	114,676	1,014,883
Rivian Automotive, Inc., Class A(a)(b)	94,945	1,400,439
	Shares	Value
United States-(continued)
SES AI Corp.(a)(b)	781,984	$1,587,428
Shoals Technologies Group, Inc., Class A(b)	192,592	1,818,068
Signify N.V.	65,925	1,404,636
SolarEdge Technologies, Inc.(a)(b)	42,728	1,322,432
Sunrun, Inc.(b)	82,467	1,566,873
Universal Display Corp.(a)	13,295	1,526,532
		41,668,786
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $152,439,186)		181,413,721
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.95%
Invesco Private Government Fund, 3.65%(d)(e)(f)	12,004,613	12,004,613
Invesco Private Prime Fund, 3.80%(d)(e)(f)	31,490,702	31,500,149
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,504,762)		43,504,762
TOTAL INVESTMENTS IN SECURITIES-123.84% (Cost $195,943,948)		224,918,483
OTHER ASSETS LESS LIABILITIES-(23.84)%		(43,298,493)
NET ASSETS-100.00%		$181,619,990

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $10,565,968, which represented 5.82% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,722,468	$(8,722,468)	$-	$-	$-	$1,947
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,186,590	$18,163,368	$(11,345,345)	$-	$-	$12,004,613	$97,325 *
Invesco Private Prime Fund	13,486,928	38,883,918	(20,870,696)	191	(192)	31,500,149	261,828 *
Total	$18,673,518	$65,769,754	$(40,938,509)	$191	$(192)	$43,504,762	$361,100

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Brazil-7.75%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	839,734	$22,650,385
Canada-4.00%
Stantec, Inc.	117,408	11,699,616
Chile-0.39%
Aguas Andinas S.A., Class A	2,543,207	1,134,191
France-4.29%
Veolia Environnement S.A.	332,971	12,534,121
India-2.12%
Astral Ltd.	239,703	3,851,898
Jindal Saw Ltd.	874,056	1,665,662
VA Tech Wabag Ltd.	58,774	689,314
		6,206,874
Japan-15.86%
Ebara Corp.	864,146	26,246,680
Ebara Jitsugyo Co. Ltd.	14,940	207,667
Kurita Water Industries Ltd.	142,487	7,150,272
METAWATER Co. Ltd.	56,490	1,213,871
Miura Co. Ltd.	141,383	2,916,550
Organo Corp.	81,454	8,628,725
		46,363,765
Netherlands-1.42%
Arcadis N.V.(a)	92,326	4,161,417
Philippines-0.18%
Manila Water Co., Inc.	769,200	530,161
South Korea-1.37%
Coway Co. Ltd., (Acquired 03/19/2020 - 01/07/2026; Cost $3,472,759)(a)(b)(c)	69,129	3,999,816
Switzerland-9.67%
Belimo Holding AG	8,278	9,089,564
Geberit AG(a)	14,527	11,135,899
Georg Fischer AG(a)	79,940	5,348,828
Sulzer AG	12,501	2,704,049
		28,278,340
United Kingdom-7.01%
Genuit Group PLC	306,159	1,397,903
Halma PLC	170,553	8,307,134
Severn Trent PLC	135,240	5,447,507
United Utilities Group PLC	311,870	5,356,169
		20,508,713
	Shares	Value
United States-45.61%
AECOM	63,320	$6,105,948
American Water Works Co., Inc.	78,246	10,103,906
Consolidated Water Co. Ltd.	31,862	1,206,933
Core & Main, Inc., Class A(b)	148,332	7,914,995
Ecolab, Inc.	41,134	11,599,377
Ferguson Enterprises, Inc.	89,948	22,708,272
IDEX Corp.	30,208	5,997,798
Pentair PLC	215,099	22,664,982
Roper Technologies, Inc.	50,731	18,832,869
Veralto Corp.	74,277	7,351,937
Waters Corp.(b)	27,153	10,066,160
Xylem, Inc.	63,894	8,809,066
		133,362,243
Total Common Stocks & Other Equity Interests (Cost $214,212,428)		291,429,642
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $169,965)	169,965	169,965
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $214,382,393)		291,599,607
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.42%
Invesco Private Government Fund, 3.65%(d)(e)(f)	2,777,839	2,777,839
Invesco Private Prime Fund, 3.80%(d)(e)(f)	7,210,397	7,212,560
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,990,399)		9,990,399
TOTAL INVESTMENTS IN SECURITIES-103.15% (Cost $224,372,792)		301,590,006
OTHER ASSETS LESS LIABILITIES-(3.15)%		(9,209,077)
NET ASSETS-100.00%		$292,380,929

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at January 31, 2026 represented 1.37% of the Fund’s Net Assets.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$61,691	$1,203,952	$(1,095,678)	$-	$-	$169,965	$813
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$286,478	$7,729,983	$(5,238,622)	$-	$-	$2,777,839	$34,200 *
Invesco Private Prime Fund	749,464	18,478,702	(12,015,606)	36	(36)	7,212,560	92,031 *
Total	$1,097,633	$27,412,637	$(18,349,906)	$36	$(36)	$10,160,364	$127,044

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Australia-0.61%
Dyno Nobel Ltd.	706,265	$1,730,477
Helia Group Ltd.	110,472	449,392
L1 Group Ltd.	532,941	459,223
WEB Travel Group Ltd.(a)	148,282	477,360
		3,116,452
Belgium-0.87%
Groupe Bruxelles Lambert N.V.	43,465	4,127,690
Tessenderlo Group S.A.	9,815	319,521
		4,447,211
Brazil-0.58%
Karoon Energy Ltd.	269,250	320,673
Pagseguro Digital Ltd., Class A	84,249	947,801
StoneCo Ltd., Class A(a)(b)	104,486	1,686,404
		2,954,878
Canada-6.31%
Air Canada(a)	146,448	2,038,581
Altus Group Ltd.	18,603	634,685
Athabasca Oil Corp.(a)	240,329	1,418,032
AtkinsRealis Group, Inc.	67,919	4,792,925
Aurinia Pharmaceuticals, Inc.(a)	65,184	947,124
Canadian Apartment Properties REIT	81,200	2,312,205
CCL Industries, Inc., Class B	73,461	4,451,656
CES Energy Solutions Corp.	83,413	874,692
Chemtrade Logistics Income Fund	57,172	667,073
Imperial Oil Ltd.	41,316	4,197,350
Lightspeed Commerce, Inc.(a)	41,735	453,055
Mattr Corp.(a)(b)	13,308	80,783
Minto Apartment REIT(c)	19,700	253,424
Obsidian Energy Ltd.(a)	31,524	229,071
Onex Corp.	26,759	2,292,641
Open Text Corp.	114,631	2,944,184
Secure Waste Infrastructure Corp.	107,690	1,397,270
Superior Plus Corp.	110,240	594,286
Tamarack Valley Energy Ltd.(b)	243,439	1,655,705
		32,234,742
China-4.51%
Ascletis Pharma, Inc.(a)(c)	177,000	312,765
Baidu, Inc., A Shares(a)	1,106,600	21,217,338
China National Building Material Co. Ltd., H Shares	1,837,469	1,322,095
Linklogis, Inc., B Shares(c)	681,000	194,961
		23,047,159
Denmark-2.07%
Alm Brand A/S	352,010	977,272
ISS A/S	77,515	2,950,574
Pandora A/S	39,059	3,173,237
Scandinavian Tobacco Group A/S(c)	19,777	308,710
Sydbank A/S	34,792	3,162,538
		10,572,331
France-5.26%
TotalEnergies SE	368,111	26,869,390
Georgia-0.12%
Georgia Capital PLC(a)	13,288	616,189
Germany-0.18%
Nagarro SE	4,920	415,861
TeamViewer SE(a)(c)	75,987	509,918
		925,779
	Shares	Value
Hong Kong-0.93%
J&T Global Express Ltd.(a)	3,409,600	$4,437,828
Skyworth Group Ltd.(a)	336,942	306,905
		4,744,733
Indonesia-0.21%
PT Alamtri Resources (Indonesia) Tbk	6,538,800	859,333
PT Bukalapak.com Tbk(a)	23,459,300	202,657
		1,061,990
Ireland-4.08%
AIB Group PLC(a)	1,003,631	11,259,433
Bank of Ireland Group PLC	447,464	9,124,320
Glenveagh Properties PLC(a)(c)	211,002	491,006
		20,874,759
Israel-0.34%
Plus500 Ltd.	30,362	1,752,665
Italy-5.22%
Infrastrutture Wireless Italiane S.p.A.(c)	161,260	1,430,819
UniCredit S.p.A.	288,540	25,236,352
		26,667,171
Japan-27.23%
Aisin Corp.	296,500	5,329,015
Anicom Holdings, Inc.	29,300	199,436
Avex, Inc.	17,021	132,159
Buffalo, Inc.	3,200	93,141
Canon Marketing Japan, Inc.	27,450	1,201,488
Credit Saison Co. Ltd.	91,637	2,482,044
ENEOS Holdings, Inc.	1,271,351	10,780,183
Exedy Corp.	24,000	887,280
Hiday Hidaka Corp.	15,500	312,492
Honda Motor Co. Ltd.	2,452,539	24,746,453
Idemitsu Kosan Co. Ltd.	477,848	4,067,810
Iriso Electronics Co. Ltd.	10,040	217,534
JTEKT Corp.	110,267	1,306,237
Kansai Paint Co. Ltd.	70,378	1,126,830
Kawasaki Kisen Kaisha Ltd.(b)	176,951	2,565,242
Keihan Holdings Co. Ltd.	52,840	1,177,579
Koito Manufacturing Co. Ltd.	124,778	1,959,759
K’s Holdings Corp.	80,435	839,227
Kurabo Industries Ltd.	7,600	447,929
Kureha Corp.	22,704	646,867
LY Corp.	1,293,115	3,321,652
Maxell Ltd.	23,177	334,505
Mebuki Financial Group, Inc.	444,800	3,366,535
Megachips Corp.(b)	7,718	424,099
Mitsubishi Motors Corp.	397,181	979,565
Morinaga & Co. Ltd.	39,184	687,503
NHK Spring Co. Ltd.	97,100	1,770,386
Nikon Corp.	127,019	1,603,928
Nippon Electric Glass Co. Ltd.	40,264	1,756,757
Nippon Yusen K.K.(b)	214,635	7,076,818
Nissan Motor Co. Ltd.(a)(b)	1,175,207	2,873,692
Raito Kogyo Co. Ltd.	21,107	478,824
Restar Corp.	11,600	220,781
Ricoh Co. Ltd.	281,659	2,500,381
Sankyu, Inc.	26,098	1,559,837
Santen Pharmaceutical Co. Ltd.	159,333	1,798,248
Sawai Group Holdings Co. Ltd.	52,500	807,895
Seino Holdings Co. Ltd.	79,829	1,246,759
Seria Co. Ltd.	32,200	767,575
Seven Bank Ltd.	274,000	529,141
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Sompo Holdings, Inc.	353,000	$12,212,494
Stanley Electric Co. Ltd.	66,868	1,321,584
Sumitomo Bakelite Co. Ltd.	32,000	1,130,692
Suruga Bank Ltd.	82,800	1,043,336
Suzuken Co. Ltd.	35,696	1,443,558
Systena Corp.	159,997	526,732
T&D Holdings, Inc.	269,000	6,665,564
Toho Gas Co. Ltd.	45,610	1,515,791
Tokyo Gas Co. Ltd.	168,778	7,512,218
TOPPAN Holdings, Inc.	128,224	3,973,647
Toyo Seikan Group Holdings Ltd.	56,761	1,428,742
TRE Holdings Corp.	23,700	263,859
TS Tech Co. Ltd.	48,432	596,921
TSI Holdings Co. Ltd.(b)	36,648	250,788
Ushio, Inc.	38,900	701,558
Wacoal Holdings Corp.	21,559	609,843
Wacom Co. Ltd.	54,114	263,088
Yamaha Corp.	248,700	1,813,527
Zeon Corp.	106,400	1,304,406
		139,201,934
Malaysia-0.12%
Nationgate Holdings Bhd.	425,100	107,299
Yinson Holdings Bhd.	852,500	510,396
		617,695
Mexico-0.21%
Corp. Inmobiliaria Vesta SAB de C.V.(b)	347,168	1,081,510
Netherlands-11.19%
ING Groep N.V.	852,281	25,225,745
NN Group N.V.	120,929	9,620,487
Prosus N.V.(a)	387,195	22,344,981
		57,191,213
Norway-2.20%
Equinor ASA	417,162	11,249,437
South Africa-0.20%
African Rainbow Minerals Ltd.	46,436	684,464
Thungela Resources Ltd.	54,875	339,035
		1,023,499
South Korea-3.52%
DB HiTek Co. Ltd.	14,626	1,067,126
Hanwha Corp.(a)	14,824	1,176,951
HL Holdings Corp.(a)	2,004	63,347
InBody Co. Ltd.	3,732	84,653
Korea Zinc Co. Ltd.	5,260	6,852,163
Mcnex Co. Ltd.	6,281	132,872
Meritz Financial Group, Inc.	32,054	2,591,734
Mirae Asset Securities Co. Ltd.	145,796	4,322,201
Misto Holdings Corp.	16,936	551,492
NHN Corp.	6,664	149,077
SFA Engineering Corp.	9,587	223,809
Shinsegae, Inc.	2,718	602,166
SK Discovery Co. Ltd.	4,808	193,028
		18,010,619
Spain-1.78%
Banco de Sabadell S.A.	2,309,925	9,094,215
Sweden-2.59%
AcadeMedia AB(c)	34,267	365,360
Saab AB, Class B	163,645	12,847,747
		13,213,107
	Shares	Value
Taiwan-0.04%
AmTran Technology Co., Ltd.	302,000	$194,808
United Kingdom-18.70%
Berkeley Group Holdings PLC (The)	40,555	2,297,843
Centrica PLC	2,280,116	5,987,529
Computacenter PLC	32,043	1,470,720
Drax Group PLC	168,291	2,082,456
Future PLC	42,441	315,016
Inchcape PLC	157,000	1,760,644
International Consolidated Airlines Group S.A.	1,512,018	8,711,432
IP Group PLC(a)	331,954	270,357
JET2 PLC	78,321	1,331,515
Kainos Group PLC	45,467	561,529
Moonpig Group PLC	107,134	315,347
On the Beach Group PLC(c)	48,001	144,617
OSB Group PLC	175,875	1,474,199
Paragon Banking Group PLC	84,793	1,034,788
PayPoint PLC	21,024	153,772
Sage Group PLC (The)	416,782	5,480,930
Shell PLC	652,110	25,138,258
Standard Chartered PLC	823,706	21,135,786
Trainline PLC(a)(c)	182,063	511,693
Vesuvius PLC	116,565	735,620
Vistry Group PLC(a)	147,248	1,345,594
Vodafone Group PLC	9,035,098	13,344,164
		95,603,809
United States-0.92%
Aegon Ltd.	598,888	4,721,024
Total Common Stocks & Other Equity Interests (Cost $468,683,820)		511,088,319
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $958,769)	958,769	958,769
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $469,642,589)		512,047,088
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.90%
Invesco Private Government Fund, 3.65%(d)(e)(f)	6,951,872	6,951,872
Invesco Private Prime Fund, 3.80%(d)(e)(f)	18,074,653	18,080,075
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,031,947)		25,031,947
TOTAL INVESTMENTS IN SECURITIES-105.08% (Cost $494,674,536)		537,079,035
OTHER ASSETS LESS LIABILITIES-(5.08)%		(25,958,375)
NET ASSETS-100.00%		$511,120,660
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $4,523,273, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,462	$8,762,088	$(7,823,781)	$-	$-	$958,769	$8,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,631,740	33,366,220	(29,046,088)	-	-	6,951,872	67,874 *
Invesco Private Prime Fund	6,858,390	50,166,764	(38,945,078)	125	(126)	18,080,075	185,988 *
Total	$9,510,592	$92,295,072	$(75,814,947)	$125	$(126)	$25,990,716	$261,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Climate 500 ETF (KLMT)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-1.66%
ANZ Group Holdings Ltd.	74,417	$1,904,614
BHP Group Ltd.	121,908	4,224,126
Brambles Ltd.	71,008	1,108,885
Commonwealth Bank of Australia	30,705	3,197,780
CSL Ltd.	13,329	1,689,716
Goodman Group	71,693	1,532,210
Macquarie Group Ltd.	11,580	1,709,729
National Australia Bank Ltd.	65,187	1,969,991
Telstra Group Ltd.	388,256	1,326,976
Transurban Group	157,904	1,536,582
Wesfarmers Ltd.	29,923	1,736,567
Westpac Banking Corp.	74,355	2,009,903
		23,947,079
Belgium-0.26%
Anheuser-Busch InBev S.A./N.V.	25,284	1,826,623
Groupe Bruxelles Lambert N.V.	20,475	1,944,425
		3,771,048
Brazil-0.68%
AXIA Energia, Preference Shares(a)	19,082	192,440
AXIA Energia, Preference Shares	72,600	801,636
Itausa S.A., Preference Shares	819,002	2,136,847
MercadoLibre, Inc.(a)	821	1,763,336
Motiva Infraestrutura de Mobilidade S.A.	308,200	986,607
NU Holdings Ltd., Class A(a)	71,686	1,272,427
Wheaton Precious Metals Corp.	20,494	2,714,927
		9,868,220
Canada-3.06%
Agnico Eagle Mines Ltd.	15,191	2,903,695
Bank of Montreal(b)	15,378	2,105,099
Bank of Nova Scotia (The)	28,941	2,175,678
Brookfield Corp.	48,277	2,212,867
Cameco Corp.	12,281	1,527,337
Canadian Imperial Bank of Commerce	20,794	1,932,369
Canadian National Railway Co.	14,663	1,418,385
Canadian Pacific Kansas City Ltd.	22,108	1,652,529
Celestica, Inc.(a)	2,769	782,411
CGI, Inc., Class A	13,767	1,186,434
Constellation Software, Inc.	505	937,152
Element Fleet Management Corp.(b)	48,136	1,226,372
Enbridge, Inc.	46,892	2,301,747
Franco-Nevada Corp.	7,299	1,718,040
Loblaw Cos. Ltd.	28,058	1,269,515
Manulife Financial Corp.	42,990	1,646,709
National Bank of Canada	12,493	1,496,872
Rogers Communications, Inc., Class B	25,183	955,881
Royal Bank of Canada	25,806	4,320,597
Shopify, Inc., Class A(a)	20,572	2,714,322
Stantec, Inc.	10,590	1,055,285
TC Energy Corp.	22,977	1,354,712
Thomson Reuters Corp.	7,319	813,162
Toronto-Dominion Bank (The)	32,481	3,052,492
WSP Global, Inc.	7,367	1,432,054
		44,191,716
China-2.40%
Alibaba Group Holding Ltd.	300,340	6,391,273
Bank of China Ltd., H Shares	3,153,357	1,883,711
BYD Co. Ltd., H Shares	109,937	1,370,991
China Construction Bank Corp., H Shares	2,395,986	2,420,043
China Life Insurance Co. Ltd., H Shares	363,000	1,615,933
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., H Shares	2,112,441	$1,752,802
Meituan, B Shares(a)(c)	130,141	1,609,360
NetEase, Inc.	49,200	1,276,152
PDD Holdings, Inc., ADR(a)	14,240	1,438,952
Ping An Insurance (Group) Co. of China Ltd., H Shares(b)	328,878	3,051,397
Tencent Holdings Ltd.	117,195	9,010,588
Trip.com Group Ltd.	18,974	1,164,899
Xiaomi Corp., B Shares(a)(b)(c)	361,335	1,636,111
		34,622,212
Denmark-0.41%
DSV A/S	4,956	1,398,693
Novo Nordisk A/S, Class B	56,838	3,387,444
Novonesis (Novozymes) B, Class B	18,256	1,122,736
		5,908,873
France-2.13%
Air Liquide S.A.	10,514	1,976,020
AXA S.A.	38,320	1,753,699
BNP Paribas S.A.	20,935	2,271,968
Cie de Saint-Gobain S.A.	11,653	1,154,389
Danone S.A.	20,267	1,593,883
ENGIE S.A.	56,821	1,702,628
EssilorLuxottica S.A.	6,189	1,898,817
Hermes International S.C.A.	690	1,666,163
Legrand S.A.	9,939	1,592,598
L’Oreal S.A.	5,159	2,378,848
LVMH Moet Hennessy Louis Vuitton SE	4,404	2,852,674
Orange S.A.	99,125	1,849,423
Schneider Electric SE	10,875	3,129,196
TotalEnergies SE	38,594	2,817,077
Vinci S.A.	14,743	2,127,509
		30,764,892
Germany-2.34%
Allianz SE	7,744	3,422,226
Bayerische Motoren Werke AG	13,162	1,360,345
Commerzbank AG	22,154	913,938
Deutsche Bank AG	42,316	1,675,895
Deutsche Boerse AG	7,243	1,840,766
Deutsche Post AG	22,876	1,284,062
Deutsche Telekom AG	73,821	2,486,294
GEA Group AG	22,307	1,600,801
Infineon Technologies AG	32,012	1,570,504
Mercedes-Benz Group AG	24,407	1,674,130
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	2,979	1,812,053
Rheinmetall AG	1,101	2,341,315
SAP SE	18,197	3,648,375
Siemens AG	14,188	4,305,025
Siemens Energy AG, Class A(a)	15,539	2,657,142
Volkswagen AG, Preference Shares	10,622	1,293,177
		33,886,048
Greece-0.13%
Piraeus Bank S.A.(a)	179,706	1,819,330
Hong Kong-0.51%
AIA Group Ltd.	283,880	3,276,267
Hong Kong Exchanges & Clearing Ltd.	43,075	2,375,502
Sino Land Co. Ltd.	1,116,000	1,679,995
		7,331,764
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
India-0.87%
Bharti Airtel Ltd.	83,097	$1,782,179
HDFC Bank Ltd.	243,777	2,464,896
ICICI Bank Ltd.	136,389	2,010,732
Infosys Ltd.	99,623	1,781,885
Mahindra & Mahindra Ltd.	31,978	1,194,050
Reliance Industries Ltd.	139,276	2,116,290
Tata Consultancy Services Ltd.	35,277	1,199,704
		12,549,736
Ireland-0.22%
AIB Group PLC(a)	113,656	1,275,072
Bank of Ireland Group PLC	60,178	1,227,101
Flutter Entertainment PLC(a)(b)	4,565	753,910
		3,256,083
Italy-0.53%
Ferrari N.V.	2,662	891,120
Intesa Sanpaolo S.p.A.	378,316	2,687,964
Terna S.p.A.	160,345	1,743,854
UniCredit S.p.A.	26,597	2,326,233
		7,649,171
Japan-4.84%
Advantest Corp.	14,550	2,414,175
AEON Co. Ltd.	62,900	863,110
Bridgestone Corp.	64,856	1,464,918
Canon, Inc.(b)	45,172	1,379,442
Daiichi Sankyo Co. Ltd.	42,657	783,993
Daikin Industries Ltd.	8,282	995,652
Daiwa House Industry Co. Ltd.	40,459	1,383,071
Denso Corp.	94,697	1,318,157
FANUC Corp.	36,079	1,453,434
Fast Retailing Co. Ltd.	4,352	1,665,813
FUJIFILM Holdings Corp.	48,728	976,509
Fujitsu Ltd.	47,494	1,323,935
Hitachi Ltd.	82,402	2,868,629
Hoya Corp.	7,297	1,228,082
Hulic Co. Ltd.	112,494	1,344,928
KDDI Corp.	86,798	1,470,246
Keyence Corp.	4,383	1,613,162
Komatsu Ltd.	37,092	1,424,306
Kyocera Corp.	79,607	1,198,200
Mitsubishi Corp.	72,476	1,931,663
Mitsubishi Electric Corp.	54,219	1,700,483
Mitsubishi Estate Co. Ltd.	57,100	1,459,963
Mitsubishi Heavy Industries Ltd.	63,486	1,875,337
Mitsubishi UFJ Financial Group, Inc.	208,039	3,779,875
Mitsui Fudosan Co. Ltd.	100,500	1,156,159
Mizuho Financial Group, Inc.	54,674	2,381,527
Murata Manufacturing Co. Ltd.	57,936	1,180,817
NEC Corp.	37,612	1,279,167
Nintendo Co. Ltd.	20,869	1,296,513
Recruit Holdings Co. Ltd.	29,907	1,580,421
Secom Co. Ltd.	34,776	1,278,099
Sekisui House Ltd.(b)	66,610	1,489,336
SoftBank Corp.	1,175,037	1,602,357
SoftBank Group Corp.	66,720	1,827,854
Sony Group Corp.	112,975	2,498,936
Sumitomo Mitsui Financial Group, Inc.	74,651	2,635,517
Takeda Pharmaceutical Co. Ltd.	63,669	2,174,299
Tokio Marine Holdings, Inc.	41,554	1,553,844
Tokyo Electron Ltd.	9,198	2,458,835
	Shares	Value
Japan-(continued)
Toyota Motor Corp.	182,096	$4,140,676
Toyota Tsusho Corp.	40,800	1,490,721
		69,942,161
Mexico-0.33%
America Movil S.A.B. de C.V., Class B	1,073,200	1,114,218
Grupo Financiero Banorte S.A.B. de C.V., Class O	131,625	1,499,115
Southern Copper Corp.	11,348	2,159,751
		4,773,084
Netherlands-1.36%
argenx SE(a)	1,268	1,070,221
ASML Holding N.V.	6,627	9,536,971
Euronext N.V.(c)	7,687	1,080,500
ING Groep N.V.	74,515	2,205,489
Koninklijke Ahold Delhaize N.V.	31,406	1,232,435
Koninklijke KPN N.V.	306,596	1,507,006
Magnum Ice Cream Co. N.V. (The)(a)	10,091	179,999
NXP Semiconductors N.V.	6,401	1,447,522
Prosus N.V.(a)	25,344	1,462,599
		19,722,742
New Zealand-0.09%
Meridian Energy Ltd.	376,216	1,282,100
Norway-0.24%
Gjensidige Forsikring ASA	36,833	1,051,796
Mowi ASA	46,915	1,085,032
Orkla ASA	113,951	1,360,273
		3,497,101
Portugal-0.12%
EDP S.A.	349,305	1,792,633
Romania-0.10%
NEPI Rockcastle N.V.(a)	156,413	1,434,721
Singapore-0.93%
CapitaLand Ascendas REIT	747,286	1,676,406
CapitaLand Integrated Commercial Trust	919,212	1,729,950
CapitaLand Investment Ltd.(b)	714,500	1,734,122
DBS Group Holdings Ltd.	52,681	2,454,719
Keppel Ltd.	188,900	1,629,044
Oversea-Chinese Banking Corp. Ltd.	120,276	2,012,256
Sea Ltd., ADR(a)	7,716	898,837
Singapore Telecommunications Ltd.	370,870	1,341,625
		13,476,959
South Africa-0.08%
Naspers Ltd.	18,826	1,160,982
South Korea-1.41%
Industrial Bank of Korea	85,167	1,308,498
KB Financial Group, Inc.	11,208	1,049,060
Samsung Electronics Co. Ltd.	87,957	9,717,030
Shinhan Financial Group Co. Ltd.	17,777	1,038,955
SK hynix, Inc.	9,683	6,045,847
Woori Financial Group, Inc.	58,644	1,226,766
		20,386,156
Spain-0.96%
Amadeus IT Group S.A.	17,545	1,180,602
Banco Bilbao Vizcaya Argentaria S.A.	106,515	2,713,551
Banco Santander S.A.	278,587	3,569,923
Iberdrola S.A.	152,926	3,450,671
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Spain-(continued)
Iberdrola S.A., Rts., expiring 03/31/2026(a)(b)	152,926	$47,156
Industria de Diseno Textil S.A.	26,979	1,761,896
Telefonica S.A.(b)	273,154	1,109,822
		13,833,621
Sweden-0.83%
Assa Abloy AB, Class B	39,742	1,616,955
Atlas Copco AB, Class A	108,280	2,246,908
Boliden AB(a)	37,602	2,649,580
Sandvik AB	53,590	2,129,281
Spotify Technology S.A.(a)	2,798	1,399,979
Volvo AB, Class B	54,186	1,981,269
		12,023,972
Switzerland-2.05%
ABB Ltd.	40,159	3,471,084
Chocoladefabriken Lindt & Spruengli AG, PC	74	1,067,633
Cie Financiere Richemont S.A.	10,824	2,109,229
Givaudan S.A.	332	1,288,342
Lonza Group AG	1,833	1,250,284
Nestle S.A.	46,445	4,449,353
Roche Holding AG	12,800	5,843,348
Schindler Holding AG, PC	3,832	1,484,309
Sika AG	7,499	1,444,594
TE Connectivity PLC	9,027	2,011,035
UBS Group AG	61,686	2,930,068
Zurich Insurance Group AG	3,261	2,328,985
		29,678,264
Taiwan-2.86%
Cathay Financial Holding Co. Ltd.	564,116	1,343,996
Chang Hwa Commercial Bank Ltd.	2,096,000	1,356,749
CTBC Financial Holding Co. Ltd.	898,000	1,446,809
Delta Electronics, Inc.	48,000	1,831,793
E.Sun Financial Holding Co. Ltd.	1,195,356	1,265,803
First Financial Holding Co. Ltd.	1,528,775	1,395,647
Fubon Financial Holding Co. Ltd.	451,978	1,297,891
Hon Hai Precision Industry Co. Ltd.	268,700	1,857,368
MediaTek, Inc.	33,213	1,842,343
Mega Financial Holding Co. Ltd.	1,096,000	1,347,697
SinoPac Financial Holdings Co. Ltd.	1,468,255	1,329,922
Taiwan Cooperative Financial Holding Co. Ltd.	2,098,574	1,568,361
Taiwan Semiconductor Manufacturing Co. Ltd.	391,148	21,628,895
Yuanta Financial Holding Co. Ltd.	1,300,379	1,771,417
		41,284,691
Thailand-0.08%
SCB X PCL, NVDR	259,500	1,117,095
United Kingdom-3.31%
3i Group PLC	25,800	1,188,609
AngloGold Ashanti PLC	16,213	1,472,158
AstraZeneca PLC	26,797	5,006,893
Aviva PLC	199,224	1,741,757
Barclays PLC	295,207	1,975,849
Coca-Cola Europacific Partners PLC	12,439	1,140,656
Compass Group PLC	49,260	1,481,294
Diageo PLC	57,547	1,327,949
Haleon PLC	281,951	1,478,781
HSBC Holdings PLC	292,901	5,181,777
	Shares	Value
United Kingdom-(continued)
Informa PLC	100,663	$1,218,246
Lloyds Banking Group PLC	1,245,149	1,864,564
London Stock Exchange Group PLC	12,564	1,405,411
National Grid PLC(b)	142,070	2,420,588
NatWest Group PLC	197,027	1,800,979
Reckitt Benckiser Group PLC	17,975	1,503,913
RELX PLC	48,043	1,708,077
Severn Trent PLC	35,040	1,411,421
Shell PLC	97,069	3,741,923
Smiths Group PLC	44,374	1,528,229
SSE PLC	47,749	1,591,580
Tesco PLC	204,182	1,191,482
Unilever PLC	44,848	3,059,682
United Utilities Group PLC	79,069	1,357,960
		47,799,778
United States-65.03%
3M Co.	11,258	1,724,275
Abbott Laboratories	31,084	3,397,481
AbbVie, Inc.	28,786	6,419,566
Accenture PLC, Class A	11,390	3,002,860
Adobe, Inc.(a)	7,474	2,191,751
Advanced Micro Devices, Inc.(a)	26,243	6,212,505
AECOM	9,468	912,999
Aflac, Inc.	12,062	1,338,279
Agilent Technologies, Inc.	8,083	1,081,910
Airbnb, Inc., Class A(a)	9,633	1,246,221
Allstate Corp. (The)	5,957	1,185,383
Alnylam Pharmaceuticals, Inc.(a)	2,438	824,190
Alphabet, Inc., Class A	96,698	32,683,924
Alphabet, Inc., Class C	68,386	23,150,713
Amazon.com, Inc.(a)	147,697	35,343,892
Amcor PLC(b)	28,342	1,254,134
American Express Co.	10,611	3,736,876
American Tower Corp.	11,018	1,975,307
AMETEK, Inc.	7,159	1,603,473
Amgen, Inc.	9,727	3,325,467
Amphenol Corp., Class A	23,505	3,386,600
Analog Devices, Inc.	9,834	3,057,194
Aon PLC, Class A	4,967	1,736,662
Apollo Global Management, Inc.	9,911	1,333,426
Apple, Inc.	228,044	59,172,857
Applied Materials, Inc.	15,947	5,140,037
AppLovin Corp., Class A(a)	3,828	1,811,065
Arista Networks, Inc.(a)	21,342	3,025,015
Arthur J. Gallagher & Co.	5,610	1,398,966
AT&T, Inc.	136,035	3,565,477
Autodesk, Inc.(a)	5,171	1,307,591
Automatic Data Processing, Inc.	8,546	2,109,324
AutoZone, Inc.(a)	360	1,333,544
AvalonBay Communities, Inc.	8,357	1,484,788
Axon Enterprise, Inc.(a)	1,859	898,975
Baker Hughes Co., Class A	26,740	1,498,510
Bank of America Corp.	114,803	6,107,520
Bank of New York Mellon Corp. (The)	17,130	2,054,230
Becton, Dickinson and Co.	8,165	1,661,414
BlackRock, Inc.	2,702	3,023,376
Blackstone, Inc., Class A	14,107	2,009,119
Block, Inc., Class A(a)	14,281	863,001
Booking Holdings, Inc.	605	3,026,113
Boston Scientific Corp.(a)	30,084	2,813,757
BP PLC	349,345	2,221,357
Bristol-Myers Squibb Co.	41,322	2,274,776
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United States-(continued)
Broadcom, Inc.	69,226	$22,934,574
Broadridge Financial Solutions, Inc.	5,729	1,129,243
Cadence Design Systems, Inc.(a)	5,171	1,532,478
Capital One Financial Corp.	12,457	2,727,211
Cardinal Health, Inc.	6,375	1,369,860
Carrier Global Corp.	20,801	1,239,324
Caterpillar, Inc.	8,064	5,300,951
CBRE Group, Inc., Class A(a)	7,671	1,306,601
Cencora, Inc.	4,848	1,741,499
Charles Schwab Corp. (The)	29,988	3,116,353
Cheniere Energy, Inc.	5,345	1,130,574
Chevron Corp.	33,182	5,869,896
Chipotle Mexican Grill, Inc.(a)	33,016	1,283,332
Chubb Ltd.	7,624	2,360,085
Cigna Group (The)	5,167	1,416,326
Cintas Corp.	7,673	1,468,536
Cisco Systems, Inc.	70,815	5,546,231
Citigroup, Inc.	32,799	3,795,172
Cloudflare, Inc., Class A(a)	6,307	1,118,546
CME Group, Inc., Class A	7,813	2,258,426
Coca-Cola Co. (The)	76,362	5,712,641
Cognizant Technology Solutions Corp., Class A	16,276	1,335,609
Coinbase Global, Inc., Class A(a)	3,710	722,485
Colgate-Palmolive Co.	23,176	2,092,561
Comcast Corp., Class A	82,666	2,459,314
ConocoPhillips	29,662	3,091,670
Consolidated Edison, Inc.	16,182	1,725,487
Constellation Energy Corp.	5,346	1,500,515
Corning, Inc.	20,585	2,125,401
Corteva, Inc.	20,735	1,509,508
Costco Wholesale Corp.	6,982	6,564,826
Coterra Energy, Inc.	44,464	1,282,786
CRH PLC	12,241	1,498,421
CrowdStrike Holdings, Inc., Class A(a)	4,281	1,889,655
CSX Corp.	42,445	1,602,723
Cummins, Inc.	3,925	2,271,869
CVS Health Corp.	22,983	1,712,693
Danaher Corp.	11,115	2,432,962
Datadog, Inc., Class A(a)	6,262	809,802
Deere & Co.	5,044	2,663,232
Dell Technologies, Inc., Class C	7,254	830,148
Devon Energy Corp.	37,073	1,490,705
Diamondback Energy, Inc.	10,955	1,796,072
Digital Realty Trust, Inc.	8,314	1,379,708
DoorDash, Inc., Class A(a)	7,588	1,552,657
Dover Corp.	8,209	1,654,031
DuPont de Nemours, Inc.	28,020	1,230,638
Eaton Corp. PLC	8,050	2,828,931
eBay, Inc.	12,246	1,117,080
Ecolab, Inc.	7,442	2,098,570
Edwards Lifesciences Corp.(a)	13,248	1,077,857
Elevance Health, Inc.	4,756	1,644,339
Eli Lilly and Co.	12,466	12,929,112
Emerson Electric Co.	13,768	2,023,345
EOG Resources, Inc.	16,395	1,838,371
Equinix, Inc.	2,116	1,737,088
Equity Residential	23,313	1,452,866
Exelon Corp.	34,257	1,534,028
Experian PLC	30,960	1,175,945
Exxon Mobil Corp.	71,255	10,075,457
Ferrovial SE	22,423	1,520,059
	Shares	Value
United States-(continued)
Fiserv, Inc.(a)	21,743	$1,385,681
Ford Motor Co.	100,111	1,389,541
Fortinet, Inc.(a)	15,142	1,230,439
Freeport-McMoRan, Inc.	39,006	2,349,331
GE HealthCare Technologies, Inc.	12,723	1,004,735
GE Vernova, Inc.	4,700	3,413,939
General Electric Co.	18,310	5,617,325
General Mills, Inc.	32,619	1,508,955
General Motors Co.	20,865	1,752,660
Gilead Sciences, Inc.	22,503	3,194,301
Goldman Sachs Group, Inc. (The)	5,306	4,963,285
GSK PLC	88,185	2,287,113
HCA Healthcare, Inc.	2,873	1,402,800
Healthpeak Properties, Inc.	63,031	1,086,654
HEICO Corp., Class A	5,587	1,422,394
Hilton Worldwide Holdings, Inc.	6,738	2,011,360
Home Depot, Inc. (The)	17,066	6,392,753
Howmet Aerospace, Inc.	9,410	1,958,033
HP, Inc.	35,069	681,741
Ingersoll Rand, Inc.	16,847	1,450,358
Intel Corp.(a)	74,561	3,464,850
Intercontinental Exchange, Inc.	11,866	2,062,074
International Business Machines Corp.	15,032	4,610,314
Intuit, Inc.	4,766	2,377,853
Intuitive Surgical, Inc.(a)	5,908	2,978,932
IQVIA Holdings, Inc.(a)	5,089	1,171,233
Iron Mountain, Inc.	9,402	866,206
Jacobs Solutions, Inc.	6,806	920,580
Johnson & Johnson	41,096	9,339,066
Johnson Controls International PLC	15,411	1,837,916
JPMorgan Chase & Co.	43,256	13,231,578
Keurig Dr Pepper, Inc.	43,820	1,202,421
Keysight Technologies, Inc.(a)	6,165	1,333,674
Kimberly-Clark Corp.	10,746	1,074,493
Kimco Realty Corp.	68,986	1,454,225
Kinder Morgan, Inc.	45,895	1,399,339
KKR & Co., Inc., Class A	12,428	1,420,023
KLA Corp.	2,646	3,778,329
Kraft Heinz Co. (The)	53,353	1,266,600
Lam Research Corp.	25,043	5,846,539
Linde PLC	8,585	3,923,087
Lowe’s Cos., Inc.	9,737	2,600,363
Marriott International, Inc., Class A	5,826	1,836,938
Marsh & McLennan Cos., Inc.	12,386	2,330,921
Marvell Technology, Inc.	17,154	1,353,794
Mastercard, Inc., Class A	14,327	7,719,244
McDonald’s Corp.	12,961	4,082,715
McKesson Corp.	2,434	2,023,165
Medtronic PLC	25,905	2,667,179
Merck & Co., Inc.	44,243	4,878,676
Meta Platforms, Inc., Class A	33,790	24,210,535
MetLife, Inc.	14,421	1,137,529
Micron Technology, Inc.	18,398	7,632,962
Microsoft Corp.	108,889	46,853,848
Mondelez International, Inc., Class A	33,281	1,945,940
Moody’s Corp.	4,047	2,086,471
Morgan Stanley	21,316	3,896,565
Motorola Solutions, Inc.	3,526	1,419,356
Nasdaq, Inc.	18,152	1,758,747
Netflix, Inc.(a)	68,174	5,691,847
Newmont Corp.	24,933	2,801,223
NextEra Energy, Inc.	34,814	3,060,151
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United States-(continued)
NIKE, Inc., Class B	23,539	$1,454,946
Norfolk Southern Corp.	5,150	1,499,886
Novartis AG	34,843	5,189,790
NVIDIA Corp.	373,557	71,397,949
Occidental Petroleum Corp.	30,578	1,387,935
Omnicom Group, Inc.	13,476	1,038,191
ONEOK, Inc.(b)	19,539	1,547,293
Oracle Corp.	27,424	4,513,442
O’Reilly Automotive, Inc.(a)	16,978	1,670,805
Otis Worldwide Corp.	15,678	1,339,215
PACCAR, Inc.	15,816	1,943,945
Palantir Technologies, Inc., Class A(a)	35,865	5,257,450
Palo Alto Networks, Inc.(a)	12,431	2,199,914
Parker-Hannifin Corp.	3,480	3,256,723
PayPal Holdings, Inc.	20,216	1,065,181
PepsiCo, Inc.	26,320	4,043,542
Pfizer, Inc.	111,334	2,943,671
PNC Financial Services Group, Inc. (The)	8,025	1,791,983
PPG Industries, Inc.	14,496	1,676,173
Procter & Gamble Co. (The)	40,776	6,188,574
Progressive Corp. (The)	10,690	2,223,520
Prologis, Inc.	19,787	2,583,391
PTC, Inc.(a)	6,586	1,028,272
QUALCOMM, Inc.	19,515	2,958,279
Quanta Services, Inc.	3,395	1,611,369
Regency Centers Corp.	21,412	1,560,292
Regeneron Pharmaceuticals, Inc.	2,016	1,494,763
Republic Services, Inc.	7,087	1,524,343
Robinhood Markets, Inc., Class A(a)	13,245	1,317,613
Roblox Corp., Class A(a)	11,482	755,056
Royal Caribbean Cruises Ltd.	5,023	1,630,717
S&P Global, Inc.	6,196	3,270,187
Salesforce, Inc.	16,940	3,596,193
Sanofi S.A.	24,572	2,326,132
Seagate Technology Holdings PLC	4,935	2,011,950
Sempra	16,263	1,415,044
ServiceNow, Inc.(a)	18,922	2,214,063
Sherwin-Williams Co. (The)	4,717	1,672,837
Simon Property Group, Inc.	9,196	1,759,287
SLB Ltd.	42,218	2,042,507
Snowflake, Inc., Class A(a)	6,030	1,161,981
Starbucks Corp.	21,225	1,951,639
Strategy, Inc., Class A(a)	4,608	689,864
Stryker Corp.	5,963	2,203,686
Super Micro Computer, Inc.(a)(b)	13,109	381,603
Swiss Re AG(a)(b)	7,583	1,216,361
Synopsys, Inc.(a)	3,972	1,847,437
Sysco Corp.	16,427	1,377,404
Take-Two Interactive Software, Inc.(a)	5,383	1,185,875
Target Corp.	10,955	1,155,424
Tesla, Inc.(a)	43,606	18,768,458
Texas Instruments, Inc.	15,516	3,344,474
Thermo Fisher Scientific, Inc.	6,672	3,860,486
TJX Cos., Inc. (The)	19,885	2,978,972
T-Mobile US, Inc.	10,009	1,973,875
Trane Technologies PLC	5,071	2,132,761
TransDigm Group, Inc.	1,558	2,224,107
Travelers Cos., Inc. (The)	5,191	1,476,891
	Shares	Value
United States-(continued)
Trimble, Inc.(a)	13,689	$925,376
Truist Financial Corp.	31,486	1,619,010
U.S. Bancorp	30,815	1,729,030
Uber Technologies, Inc.(a)	33,563	2,686,718
Union Pacific Corp.	11,079	2,604,673
United Parcel Service, Inc., Class B	12,510	1,328,812
United Rentals, Inc.	1,374	1,074,550
UnitedHealth Group, Inc.	14,625	4,196,351
Veeva Systems, Inc., Class A(a)	3,702	754,912
Ventas, Inc.	17,631	1,369,400
Verisk Analytics, Inc.	6,474	1,407,836
Verizon Communications, Inc.	80,099	3,566,008
Vertex Pharmaceuticals, Inc.(a)	4,726	2,220,747
Vertiv Holdings Co., Class A	7,499	1,396,164
Visa, Inc., Class A	27,980	9,004,803
Walmart, Inc.	71,693	8,541,504
Walt Disney Co. (The)	31,311	3,531,881
Warner Bros. Discovery, Inc.(a)	46,143	1,270,778
Waste Management, Inc.	9,472	2,105,057
Wells Fargo & Co.	51,717	4,679,871
Welltower, Inc.	15,092	2,842,729
Western Digital Corp.	7,915	1,980,570
Williams Cos., Inc. (The)	26,181	1,760,934
Willis Towers Watson PLC	4,083	1,296,230
Workday, Inc., Class A(a)	5,336	937,162
Xylem, Inc.	10,013	1,380,492
Yum! Brands, Inc.	8,279	1,287,385
		939,445,888
Total Common Stocks & Other Equity Interests (Cost $1,137,702,620)		1,442,218,120
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $256,231)	256,231	256,231
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,137,958,851)		1,442,474,351
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.15%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,579,016	4,579,016
Invesco Private Prime Fund, 3.80%(d)(e)(f)	11,990,610	11,994,207
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,573,223)		16,573,223
TOTAL INVESTMENTS IN SECURITIES-100.99% (Cost $1,154,532,074)		1,459,047,574
OTHER ASSETS LESS LIABILITIES-(0.99)%		(14,324,976)
NET ASSETS-100.00%		$1,444,722,598
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $4,325,971, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,426,287	$(11,170,056)	$-	$-	$256,231	$5,573
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,071,183	17,863,850	(17,356,017)	-	-	4,579,016	48,509 *
Invesco Private Prime Fund	10,604,888	42,247,029	(40,857,710)	109	(109)	11,994,207	129,689 *
Total	$14,676,071	$71,537,166	$(69,383,783)	$109	$(109)	$16,829,454	$183,771

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Austria-3.34%
Mondi PLC(a)	106,168	$1,244,239
Brazil-6.48%
Dexco S.A.	110,938	121,416
Klabin S.A.	196,917	720,639
Suzano S.A.	167,253	1,575,878
		2,417,933
Canada-5.38%
Canfor Corp.(b)	13,863	146,805
Cascades, Inc.	18,188	171,786
Resolute Forest Products, Inc.(b)(c)	13,637	0
Stella-Jones, Inc.	11,932	804,484
West Fraser Timber Co. Ltd.	12,887	884,955
		2,008,030
Chile-1.10%
Empresas CMPC S.A.	270,348	410,280
China-1.75%
Lee & Man Paper Manufacturing Ltd.	308,831	141,214
Nine Dragons Paper Holdings Ltd.(b)	394,309	415,539
Shandong Sun Paper Industry JSC Ltd., A Shares	39,300	95,038
		651,791
Finland-11.45%
Huhtamaki OYJ	23,301	820,710
Metsa Board OYJ(a)	38,849	121,118
Stora Enso OYJ, Class R(a)	140,080	1,618,451
UPM-Kymmene OYJ(a)	61,704	1,708,474
		4,268,753
India-0.48%
Century Plyboards (India) Ltd.	13,354	116,620
JK Paper Ltd.	17,844	63,585
		180,205
Indonesia-1.26%
PT Indah Kiat Pulp & Paper Tbk	591,741	322,230
PT Pabrik Kertas Tjiwi Kimia Tbk	335,887	147,298
		469,528
Japan-5.19%
Daio Paper Corp.	20,363	128,200
Hokuetsu Corp.(a)	24,846	146,516
Nippon Paper Industries Co. Ltd.	23,686	180,442
Oji Holdings Corp.	182,979	1,087,383
Rengo Co. Ltd.	45,616	392,047
		1,934,588
Norway-0.45%
Elopak ASA	32,259	168,209
Portugal-1.00%
Altri SGPS S.A.(a)	14,755	75,982
Navigator Co. S.A. (The)(a)	51,211	194,549
Semapa-Sociedade de Investimento e Gestao	3,822	101,747
		372,278
Russia-0.00%
Segezha Group PJSC(b)(c)(d)	1,310,077	0
Saudi Arabia-0.32%
Middle East Paper Co.(b)	9,952	54,863
Saudi Paper Manufacturing Co.(b)	4,247	63,933
		118,796
	Shares	Value
South Africa-0.43%
Sappi Ltd.(a)	144,870	$161,134
Spain-0.19%
Ence Energia y Celulosa S.A.(a)(b)	26,674	70,494
Sweden-7.26%
Billerud AB	53,966	439,098
Holmen AB, Class B(a)	16,946	639,150
Svenska Cellulosa AB S.C.A., Class B(a)	129,324	1,629,362
		2,707,610
Switzerland-3.06%
SIG Group AG(a)(b)	73,554	1,142,567
Taiwan-0.77%
Cheng Loong Corp.	169,000	95,023
YFY, Inc.	240,000	190,633
		285,656
Thailand-0.56%
SCG Packaging PCL, NVDR	327,510	207,102
United States-49.44%
Amcor PLC(a)	41,401	1,831,994
Avery Dennison Corp.	10,011	1,857,141
Eightco Holdings, Inc.(b)	19,284	27,962
Graphic Packaging Holding Co.(a)	71,260	1,043,959
International Paper Co.	45,589	1,838,149
Louisiana-Pacific Corp.	15,076	1,262,464
Packaging Corp. of America	8,691	1,934,182
Rayonier, Inc.	68,960	1,568,150
Sealed Air Corp.(a)	35,386	1,481,966
Smurfit WestRock PLC	49,181	2,047,405
Sonoco Products Co.	23,725	1,138,800
Sylvamo Corp.	8,245	403,510
Weyerhaeuser Co.	77,508	1,998,156
		18,433,838
Total Common Stocks & Other Equity Interests (Cost $39,043,973)		37,253,031
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $8,861)	8,861	8,861
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $39,052,834)		37,261,892
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.37%
Invesco Private Government Fund, 3.65%(e)(f)(g)	2,638,178	2,638,178
Invesco Private Prime Fund, 3.80%(e)(f)(g)	7,193,079	7,195,237
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,833,415)		9,833,415
TOTAL INVESTMENTS IN SECURITIES-126.31% (Cost $48,886,249)		47,095,307
OTHER ASSETS LESS LIABILITIES-(26.31)%		(9,808,788)
NET ASSETS-100.00%		$37,286,519
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,493	$1,059,760	$(1,074,392)	$-	$-	$8,861	$495
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,656,809	6,294,004	(6,312,635)	-	-	2,638,178	21,017 *
Invesco Private Prime Fund	6,912,980	11,951,505	(11,669,249)	144	(143)	7,195,237	56,618 *
Total	$9,593,282	$19,305,269	$(19,056,276)	$144	$(143)	$9,842,276	$78,130

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-2.94%
Abacus Group	8,926	$7,219
Centuria Office REIT(a)	7,711	5,769
Cromwell Property Group	31,262	8,968
Growthpoint Properties Australia Ltd.	5,252	8,413
Vicinity Ltd.	76,726	131,688
		162,057
Austria-0.33%
CA Immobilien Anlagen AG(a)	604	18,089
Brazil-0.73%
ALLOS S.A.	6,868	40,535
Canada-1.82%
First Capital REIT	2,054	30,018
Morguard Corp.	53	1,205
RioCan REIT(a)	2,850	41,061
SmartCentres REIT(a)	1,426	28,106
		100,390
China-0.30%
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	10,800	16,422
Finland-0.14%
Citycon OYJ(b)	1,660	7,512
France-11.41%
Carmila S.A.	1,242	24,120
Covivio S.A.	1,095	70,209
Gecina S.A.	903	83,243
Klepierre S.A.(a)	4,227	163,429
Mercialys S.A.	1,837	23,197
Unibail-Rodamco-Westfield	2,393	265,542
		629,740
Hong Kong-4.49%
Fortune REIT	30,564	19,871
Hang Lung Group Ltd.	16,116	34,715
Hang Lung Properties Ltd.	34,900	42,126
Henderson Land Development Co. Ltd.(a)	28,483	113,329
Hysan Development Co. Ltd.	12,000	32,967
Yuexiu REIT	46,253	5,031
		248,039
India-3.28%
Brookfield India Real Estate Trust(c)	8,774	33,686
Embassy Office Parks REIT	16,715	78,947
Mahindra Lifespace Developers Ltd.	2,130	8,511
Max Estates Ltd.(b)	1,121	4,697
Mindspace Business Parks REIT(c)	4,179	22,656
Nesco Ltd.	422	5,235
Nexus Select Trust	16,337	27,417
		181,149
Japan-25.15%
Activia Properties, Inc.	39	36,542
AEON REIT Investment Corp.(a)	31	26,917
CRE Logistics REIT, Inc.	11	11,888
Daiwa House REIT Investment Corp.	86	75,177
Daiwa Office Investment Corp.	11	26,292
Frontier Real Estate Investment Corp.	48	28,370
Fukuoka REIT Corp.	14	16,935
Global One Real Estate Investment Corp.	19	16,818
GLP J-Reit	89	82,078
Hulic Reit, Inc.	25	27,921
	Shares	Value
Japan-(continued)
Isetan Mitsukoshi Holdings Ltd.	6,341	$102,094
Japan Excellent, Inc.(a)	21	20,372
Japan Logistics Fund, Inc.	49	32,115
Japan Metropolitan Fund Investment Corp.	141	111,338
Japan Prime Realty Investment Corp.	66	44,905
Japan Real Estate Investment Corp.	126	101,986
LaSalle Logiport REIT	35	35,639
Mirai Corp.	38	12,315
Mitsubishi Estate Logistics REIT Investment Corp.	28	23,884
Mori Hills REIT Investment Corp.(a)	28	26,350
Nippon Building Fund, Inc.	153	142,381
Nippon Prologis REIT, Inc.	131	76,689
Nomura Real Estate Master Fund, Inc.	78	84,554
NTT UD REIT Investment Corp.	28	25,903
ORIX JREIT, Inc.	103	69,205
Sekisui House Reit, Inc.	80	47,130
SOSiLA Logistics REIT, Inc.	14	11,628
United Urban Investment Corp.	61	70,704
		1,388,130
Mauritius Island-0.22%
Lighthouse Properties PLC	22,952	12,305
Mexico-3.34%
Fibra Uno Administracion S.A. de C.V.(a)	55,924	87,624
Prologis Property Mexico S.A. de C.V.	20,855	96,539
		184,163
Netherlands-0.80%
Eurocommercial Properties N.V.	867	25,668
Wereldhave N.V.	738	18,351
		44,019
Romania-1.97%
NEPI Rockcastle N.V.(b)	11,876	108,934
Singapore-12.74%
CapitaLand Ascendas REIT	76,933	172,586
CapitaLand India Trust	18,494	18,089
CapitaLand Integrated Commercial Trust	119,646	225,173
City Developments Ltd.	9,774	71,393
Frasers Centrepoint Trust	25,744	45,440
Frasers Logistics & Commercial Trust(c)	55,444	44,177
Keppel REIT	65,525	50,930
Lendlease Global Commercial REIT	43,480	21,872
Mapletree Pan Asia Commercial Trust	46,191	53,104
		702,764
South Africa-0.94%
Redefine Properties Ltd.	133,819	51,710
Spain-3.07%
Colonial SFL Socimi S.A.(a)	5,510	34,204
Merlin Properties SOCIMI S.A.	7,752	115,793
Neinor Homes S.A.(b)(c)	803	19,203
		169,200
Sweden-1.28%
Atrium Ljungberg AB	5,142	19,597
Fabege AB(a)	3,892	36,174
FastPartner AB, Class A	911	4,714
Platzer Fastigheter Holding AB, Class B(a)	1,198	10,042
		70,527
Switzerland-4.88%
Swiss Prime Site AG	1,577	269,515
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-3.91%
Berkeley Group Holdings PLC (The)	1,878	$106,407
Crest Nicholson Holdings PLC	4,601	9,650
Tritax Big Box REIT PLC	43,779	99,659
		215,716
United States-16.00%
American Assets Trust, Inc.	973	17,572
Beazer Homes USA, Inc.(b)	562	12,122
Brandywine Realty Trust(a)	3,450	9,763
BXP, Inc.	2,957	191,229
Cousins Properties, Inc.	3,293	83,115
Douglas Emmett, Inc.(a)	3,273	34,563
Empire State Realty Trust, Inc., Class A(a)	2,844	18,856
Highwoods Properties, Inc.	2,103	54,363
Hudson Pacific Properties, Inc.(a)(b)	1,075	9,267
JBG SMITH Properties, (Acquired 03/02/2022 - 12/18/2025; Cost $28,155)(d)	1,225	20,629
KB Home	1,270	73,076
Kilroy Realty Corp.	2,203	75,959
Meritage Homes Corp.	1,396	97,036
Piedmont Realty Trust, Inc., Class A	2,471	20,806
SL Green Realty Corp.(a)	1,393	62,379
Vornado Realty Trust	3,202	102,080
		882,815
Total Common Stocks & Other Equity Interests (Cost $5,835,942)		5,503,731
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $1,528)	1,528	$1,528
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $5,837,470)		5,505,259
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.79%
Invesco Private Government Fund, 3.65%(e)(f)(g)	180,886	180,886
Invesco Private Prime Fund, 3.80%(e)(f)(g)	469,673	469,814
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $650,700)		650,700
TOTAL INVESTMENTS IN SECURITIES-111.56% (Cost $6,488,170)		6,155,959
OTHER ASSETS LESS LIABILITIES-(11.56)%		(637,671)
NET ASSETS-100.00%		$5,518,288

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $119,722, which represented 2.17% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at January 31, 2026 represented 0.37% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,292	$119,146	$(121,910)	$-	$-	$1,528	$39
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	186,081	809,297	(814,492)	-	-	180,886	1,685 *
Invesco Private Prime Fund	484,496	1,536,667	(1,551,349)	6	(6)	469,814	4,400 *
Total	$674,869	$2,465,110	$(2,487,751)	$6	$(6)	$652,228	$6,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2026
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Australia-6.34%
AGL Energy Ltd.	138,803	$878,560
Ampol Ltd.(a)	61,941	1,251,944
ANZ Group Holdings Ltd.	274,020	7,013,213
APA Group	108,387	671,308
Aristocrat Leisure Ltd.	19,664	734,919
Aurizon Holdings Ltd.	357,694	920,491
Bendigo & Adelaide Bank Ltd.	55,209	422,941
BHP Group Ltd.	648,189	22,459,821
BlueScope Steel Ltd.	98,854	2,075,633
Brambles Ltd.	78,446	1,225,039
Coles Group Ltd.	110,999	1,649,885
Commonwealth Bank of Australia	70,170	7,307,874
Computershare Ltd.	18,458	421,720
Coronado Global Resources, Inc., CDI(a)(b)	782,668	221,688
CSL Ltd.	19,963	2,530,707
Dexus	120,372	564,955
Downer EDI Ltd.	79,169	444,159
Dyno Nobel Ltd.	294,762	722,220
EBOS Group Ltd.	11,326	176,260
Endeavour Group Ltd.(a)	222,159	574,157
Fortescue Ltd.	274,050	3,992,419
Glencore PLC(c)	3,583,906	24,502,425
Goodman Group	42,602	910,483
GPT Group (The)	164,143	606,701
Insurance Australia Group Ltd.	145,784	773,230
James Hardie Industries PLC, CDI(c)	25,282	579,574
JB Hi-Fi Ltd.	9,025	511,540
Lendlease Corp. Ltd.	100,037	336,794
Macquarie Group Ltd.	19,184	2,832,422
Medibank Pvt. Ltd.	214,063	691,000
Metcash Ltd.	208,914	484,539
Mineral Resources Ltd.(c)	21,494	850,575
Mirvac Group	479,115	669,392
National Australia Bank Ltd.	195,389	5,904,775
Northern Star Resources Ltd.	48,741	901,425
Orica Ltd.	39,228	703,031
Origin Energy Ltd.	148,568	1,225,801
QBE Insurance Group Ltd.	99,551	1,372,653
Ramsay Health Care Ltd.	23,356	592,727
Rio Tinto Ltd.(a)	60,980	6,391,510
Rio Tinto PLC	181,558	16,611,550
Santos Ltd.	425,879	2,089,432
Scentre Group	411,629	1,173,580
Sonic Healthcare Ltd.	62,540	1,006,161
South32 Ltd.	754,529	2,404,665
Stockland	228,275	859,267
Suncorp Group Ltd.	93,167	1,103,371
Telstra Group Ltd.	365,182	1,248,114
Transurban Group	136,162	1,325,008
Treasury Wine Estates Ltd.(a)	87,510	328,063
Vicinity Ltd.	392,121	673,013
Viva Energy Group Ltd.(b)	297,434	374,587
Washington H Soul Pattinson & Co. Ltd.(a)	2,396	64,537
Wesfarmers Ltd.	58,052	3,369,020
Westpac Banking Corp.	254,585	6,881,731
Whitehaven Coal Ltd.	204,583	1,257,469
Woodside Energy Group Ltd.(a)	272,649	4,843,065
Woolworths Group Ltd.	114,180	2,465,127
Worley Ltd.	88,063	824,060
		156,002,330
	Shares	Value
Austria-0.44%
ams-OSRAM AG(c)	46,986	$490,782
BAWAG Group AG(b)(c)	5,787	944,821
Erste Group Bank AG	20,973	2,736,571
Mondi PLC	83,429	977,749
OMV AG	38,281	2,282,439
Raiffeisen Bank International AG	25,042	1,266,834
voestalpine AG	34,771	1,657,110
Wienerberger AG	16,432	545,123
		10,901,429
Belgium-0.65%
Ackermans & van Haaren N.V.	1,653	490,844
Ageas S.A./N.V.	18,086	1,289,317
Anheuser-Busch InBev S.A./N.V.	86,537	6,251,798
KBC Group N.V.	19,597	2,771,543
Proximus SADP(a)	55,323	506,592
Syensqo S.A.(a)	11,305	954,924
UCB S.A.	5,786	1,769,540
Umicore S.A.	80,285	1,915,484
		15,950,042
Brazil-0.13%
Wheaton Precious Metals Corp.	7,593	1,005,877
Yara International ASA	49,104	2,264,351
		3,270,228
Canada-8.01%
Agnico Eagle Mines Ltd.	14,439	2,759,953
Algonquin Power & Utilities Corp.	116,935	771,996
Alimentation Couche-Tard, Inc.	88,569	4,633,333
AltaGas Ltd.	32,266	978,595
ARC Resources Ltd.	60,059	1,120,770
ATCO Ltd., Class I	14,327	625,494
AtkinsRealis Group, Inc.	6,956	490,873
B2Gold Corp.(a)	172,454	844,345
Bank of Montreal(a)	47,966	6,566,080
Bank of Nova Scotia (The)	125,486	9,433,574
Barrick Mining Corp.	147,675	6,787,499
BCE, Inc.(a)	88,078	2,289,514
Brookfield Corp.	97,508	4,469,462
CAE, Inc.(c)	14,850	478,569
Canadian Apartment Properties REIT(a)	17,545	499,601
Canadian Imperial Bank of Commerce	63,462	5,897,469
Canadian National Railway Co.	33,175	3,209,093
Canadian Natural Resources Ltd.(a)	232,685	8,699,806
Canadian Pacific Kansas City Ltd.	39,663	2,964,730
Canadian Tire Corp. Ltd., Class A(a)	9,978	1,234,364
Capital Power Corp.	10,405	459,106
CCL Industries, Inc., Class B	9,760	591,445
Celestica, Inc.(c)	2,654	749,917
Cenovus Energy, Inc.	281,103	5,577,844
CGI, Inc., Class A	15,612	1,345,435
Constellation Software, Inc.	271	502,908
Dollarama, Inc.	4,461	604,507
Element Fleet Management Corp.(a)	20,225	515,277
Emera, Inc.(a)	23,845	1,188,420
Empire Co. Ltd., Class A	23,592	774,931
Enbridge, Inc.	185,241	9,092,766
Fairfax Financial Holdings Ltd.	1,448	2,402,868
Finning International, Inc.	16,937	1,068,014
Fortis, Inc.	38,377	2,057,505
Franco-Nevada Corp.	3,664	862,433
George Weston Ltd.	17,763	1,245,765
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
Gildan Activewear, Inc.(a)	12,065	$788,237
Great-West Lifeco, Inc.	18,344	863,454
H&R REIT	53,508	424,776
Hydro One Ltd.(a)(b)	19,707	783,390
iA Financial Corp., Inc.	7,266	897,740
Imperial Oil Ltd.	21,057	2,139,210
Intact Financial Corp.	8,142	1,490,591
Keyera Corp.	20,463	696,783
Kinross Gold Corp.	52,939	1,676,346
Linamar Corp.	10,163	647,838
Loblaw Cos. Ltd.	43,838	1,983,498
Magna International, Inc.	95,286	4,898,171
Manulife Financial Corp.	131,224	5,026,466
Methanex Corp.(a)	11,914	571,615
Metro, Inc.	19,736	1,317,385
National Bank of Canada	19,888	2,382,918
Northland Power, Inc.(a)	32,196	446,272
Nutrien Ltd.	104,685	7,247,512
Onex Corp.	5,315	455,375
Open Text Corp.	28,531	732,791
Pan American Silver Corp.(a)	16,262	890,948
Pembina Pipeline Corp.	54,775	2,288,646
Power Corp. of Canada	44,738	2,268,699
Quebecor, Inc., Class B	14,611	535,929
RB Global, Inc.(a)	4,764	543,754
Restaurant Brands International, Inc.	15,649	1,054,284
RioCan REIT(a)	43,776	630,705
Rogers Communications, Inc., Class B	53,631	2,035,693
Royal Bank of Canada	78,219	13,095,899
Saputo, Inc.	32,880	997,460
Shopify, Inc., Class A(c)	8,451	1,115,047
Sun Life Financial, Inc.	41,422	2,624,530
Suncor Energy, Inc.	196,285	10,432,102
TC Energy Corp.	69,478	4,096,388
Teck Resources Ltd., Class B	69,920	3,773,403
TELUS Corp.	74,984	1,052,096
TFI International, Inc.	7,521	812,722
Thomson Reuters Corp.	4,925	547,182
Toromont Industries Ltd.	4,599	589,076
Toronto-Dominion Bank (The)	132,523	12,454,216
Tourmaline Oil Corp.	35,160	1,673,161
Vermilion Energy, Inc.	52,136	506,672
West Fraser Timber Co. Ltd.	20,442	1,403,760
Whitecap Resources, Inc.(a)	181,106	1,661,069
WSP Global, Inc.	4,580	890,295
		197,238,365
Chile-0.10%
Antofagasta PLC	22,769	1,131,455
Lundin Mining Corp.	54,781	1,389,600
		2,521,055
China-0.17%
China Gas Holdings Ltd.(a)	515,400	510,688
GCL Technology Holdings Ltd.(a)(c)	2,877,000	398,162
JOYY, Inc., ADR	11,721	754,247
Kingboard Holdings Ltd.	122,000	494,540
Sino Biopharmaceutical Ltd.	712,000	604,322
SITC International Holdings Co. Ltd.	149,937	560,063
Wilmar International Ltd.(a)	337,014	902,040
		4,224,062
	Shares	Value
Colombia-0.02%
Parex Resources, Inc.	38,192	$569,714
Denmark-0.75%
Carlsberg A/S, Class B	8,893	1,213,455
Coloplast A/S, Class B	5,574	476,908
Danske Bank A/S	43,135	2,205,748
DSV A/S	9,469	2,672,361
Genmab A/S(c)	3,134	1,024,777
ISS A/S	15,084	574,166
Novo Nordisk A/S, Class B	98,310	5,859,102
Novonesis (Novozymes) B, Class B	10,435	641,748
Orsted A/S(b)(c)	41,201	930,245
Pandora A/S	3,566	289,709
Rockwool A/S	10,896	369,315
Tryg A/S	19,461	474,705
Vestas Wind Systems A/S	53,211	1,618,849
		18,351,088
Finland-1.23%
Elisa OYJ	10,525	467,263
Fortum OYJ(a)	58,064	1,376,585
Huhtamaki OYJ	11,202	394,558
Kesko OYJ, Class B(a)	35,667	905,412
Kone OYJ, Class B	19,380	1,397,795
Metso OYJ(a)	38,035	746,311
Neste OYJ	131,406	3,368,942
Nokia OYJ	890,203	5,754,522
Nordea Bank Abp	333,276	6,462,390
Orion OYJ, Class B	5,968	495,333
Outokumpu OYJ(a)	162,343	914,790
Sampo OYJ	191,973	2,148,711
Stora Enso OYJ, Class R(a)	126,527	1,461,863
TietoEVRY OYJ(a)	21,954	478,301
UPM-Kymmene OYJ(a)	80,636	2,232,668
Valmet OYJ(a)	14,151	486,665
Wartsila OYJ Abp	26,867	1,093,141
		30,185,250
France-7.28%
Accor S.A.	11,593	632,728
Air Liquide S.A.	26,341	4,950,576
Airbus SE	18,336	4,213,258
Alstom S.A.(c)	50,210	1,608,941
Amundi S.A.(b)	6,480	578,222
Arkema S.A.	16,881	1,020,298
AXA S.A.	157,815	7,222,337
Ayvens S.A.(b)	47,850	696,238
BNP Paribas S.A.	132,636	14,394,304
Bollore SE	90,621	518,544
Bouygues S.A.	34,637	1,879,055
Bureau Veritas S.A.(a)	14,197	458,693
Capgemini SE	15,306	2,386,848
Carrefour S.A.	223,956	3,681,527
Cie de Saint-Gobain S.A.	41,130	4,074,488
Cie Generale des Etablissements Michelin S.C.A.	112,534	4,194,184
Clariane SE(a)(c)	88,984	403,331
Covivio S.A.	6,516	417,791
Credit Agricole S.A.	111,534	2,424,192
Danone S.A.	47,648	3,747,241
Dassault Systemes SE	23,917	660,220
Eiffage S.A.	14,587	2,171,208
Elis S.A.	15,381	448,199
Emeis S.A.(c)	34,058	552,008
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
France-(continued)
ENGIE S.A.	220,094	$6,595,064
EssilorLuxottica S.A.	11,544	3,541,759
Eurazeo SE	2,580	155,540
Forvia SE(c)	112,436	1,842,451
Gecina S.A.	6,816	628,330
Hermes International S.C.A.	356	859,643
Kering S.A.	8,546	2,677,552
Klepierre S.A.(a)	17,682	683,642
Legrand S.A.	12,364	1,981,173
L’Oreal S.A.	10,988	5,066,637
LVMH Moet Hennessy Louis Vuitton SE	11,985	7,763,238
Orange S.A.	371,266	6,926,890
Pernod Ricard S.A.	19,962	1,791,412
Publicis Groupe S.A.	15,545	1,559,333
Renault S.A.	73,696	2,791,334
Rexel S.A.	48,862	2,055,020
Rubis S.C.A.	16,618	675,355
Safran S.A.	8,625	3,092,819
Schneider Electric SE	23,247	6,689,142
SCOR SE	26,110	853,938
SEB S.A.	5,959	337,358
Societe Generale S.A.	97,935	8,613,132
Sodexo S.A.	8,658	443,956
SPIE S.A.	8,116	446,321
STMicroelectronics N.V.	70,103	1,985,523
Teleperformance SE	10,247	664,311
Thales S.A.	4,114	1,263,971
TotalEnergies SE	429,342	31,338,801
Unibail-Rodamco-Westfield	14,922	1,655,837
Valeo SE	121,906	1,708,765
Veolia Environnement S.A.	71,315	2,684,531
Vinci S.A.	43,140	6,225,378
Worldline S.A.(a)(b)(c)	168,580	286,587
		179,219,174
Germany-8.21%
adidas AG	11,705	2,082,868
Allianz SE	24,729	10,928,232
Aumovio SE(c)	10,893	524,589
Aurubis AG	6,090	1,154,172
BASF SE	219,641	11,950,818
Bayer AG	362,785	19,257,926
Bayerische Motoren Werke AG(a)	104,936	10,845,552
Beiersdorf AG	4,919	588,864
BioNTech SE, ADR(c)	24,702	2,809,853
Brenntag SE	17,748	1,083,701
Commerzbank AG	63,383	2,614,793
Continental AG	30,873	2,438,189
Daimler Truck Holding AG	55,227	2,683,736
Deutsche Bank AG	158,889	6,292,684
Deutsche Boerse AG	5,096	1,295,118
Deutsche Lufthansa AG	153,439	1,586,383
Deutsche Post AG	138,819	7,792,108
Deutsche Telekom AG	321,759	10,836,856
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	10,428	509,298
E.ON SE	203,117	4,323,713
Evonik Industries AG	64,830	1,007,855
Freenet AG	12,794	463,657
Fresenius Medical Care AG	38,700	1,748,557
Fresenius SE & Co. KGaA	63,374	3,557,865
FUCHS SE, Preference Shares(a)	9,697	420,692
GEA Group AG	9,481	680,378
	Shares	Value
Germany-(continued)
Hannover Rueck SE	2,841	$806,206
Hapag-Lloyd AG(b)	1,840	265,296
Heidelberg Materials AG	10,880	2,990,525
Henkel AG & Co. KGaA, Preference Shares	20,387	1,797,537
Infineon Technologies AG	74,026	3,631,706
K+S AG	49,391	812,196
KION Group AG	11,475	813,476
Knorr-Bremse AG	4,547	531,352
LANXESS AG	29,456	610,632
LEG Immobilien SE	7,258	526,713
Mercedes-Benz Group AG	247,054	16,945,979
Merck KGaA	10,298	1,539,894
MTU Aero Engines AG	1,397	623,325
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	7,602	4,624,110
Porsche Automobil Holding SE, Preference Shares	50,584	2,172,113
Puma SE	21,444	550,142
Rheinmetall AG	537	1,141,949
RWE AG	63,552	4,050,443
SAP SE	29,768	5,968,282
Schaeffler AG	62,461	739,344
Siemens AG	44,908	13,626,307
Siemens Energy AG, Class A(c)	19,204	3,283,850
Siemens Healthineers AG(b)	17,244	863,831
Symrise AG	7,471	631,244
Talanx AG	3,662	463,566
thyssenkrupp AG	179,691	2,404,105
Tkms AG & Co. KGaA(c)	7,092	831,834
Traton SE(a)	11,969	468,108
Volkswagen AG, Preference Shares(a)	135,307	16,472,975
Vonovia SE	63,248	1,858,575
Zalando SE(b)(c)	18,861	544,323
		202,068,395
Guatemala-0.03%
Millicom International Cellular S.A.	12,261	748,289
Hong Kong-1.53%
AIA Group Ltd.	770,107	8,887,827
CK Asset Holdings Ltd.	303,738	1,779,886
CK Hutchison Holdings Ltd.	429,917	3,467,618
CLP Holdings Ltd.	195,006	1,843,868
Hang Lung Group Ltd.(a)	64,000	137,860
Henderson Land Development Co. Ltd.(a)	216,867	862,879
HKT Trust & HKT Ltd.	348,000	521,680
Hong Kong & China Gas Co. Ltd. (The)(a)	972,425	916,159
Hong Kong Exchanges & Clearing Ltd.	18,578	1,024,541
Hongkong Land Holdings Ltd.	161,357	1,369,094
Kerry Properties Ltd.	106,500	323,408
Link REIT	308,576	1,419,195
MTR Corp. Ltd.(a)	170,090	752,339
New World Development Co. Ltd.(c)	955,075	1,390,030
Pacific Basin Shipping Ltd.	1,138,000	447,068
Prudential PLC	176,684	2,910,352
Sino Land Co. Ltd.	354,000	532,902
Sun Hung Kai Properties Ltd.	192,426	3,091,098
Swire Pacific Ltd., Class A(a)	72,065	695,633
Swire Properties Ltd.	167,600	508,161
Techtronic Industries Co. Ltd.	91,334	1,247,229
WH Group Ltd.	1,781,800	2,103,341
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Wharf Real Estate Investment Co. Ltd.	224,481	$779,584
Yue Yuen Industrial Holdings Ltd.(a)	242,500	541,013
		37,552,765
Indonesia-0.05%
Golden Agri-Resources Ltd.	348,276	79,251
Jardine Matheson Holdings Ltd.	15,021	1,094,699
		1,173,950
Ireland-0.29%
AerCap Holdings N.V.	12,256	1,760,697
AIB Group PLC(c)	140,481	1,576,014
Bank of Ireland Group PLC	69,263	1,412,354
Glanbia PLC	28,174	544,909
Kerry Group PLC, Class A	11,729	1,046,397
Kingspan Group PLC	8,664	757,152
		7,097,523
Israel-0.55%
Bank Hapoalim B.M.	82,093	2,035,531
Bank Leumi le-Israel B.M.	83,918	2,023,371
Check Point Software Technologies Ltd.(c)	3,949	708,885
ICL Group Ltd.	121,911	663,940
Israel Discount Bank Ltd., Class A	79,057	934,187
Mizrahi Tefahot Bank Ltd.	8,679	680,982
Nice Ltd.(c)	3,556	377,258
Oil Refineries Ltd.	362,003	119,397
Teva Pharmaceutical Industries Ltd., ADR(c)	104,256	3,553,044
ZIM Integrated Shipping Services Ltd.(a)	104,855	2,309,956
		13,406,551
Italy-2.45%
A2A S.p.A.	210,353	636,896
Assicurazioni Generali S.p.A.	94,967	3,887,798
Banca Monte dei Paschi di Siena S.p.A.	127,956	1,332,207
Banco BPM S.p.A.	83,271	1,252,704
BPER Banca S.p.A.	77,991	1,102,367
Coca-Cola HBC AG(c)	12,231	666,155
Enel S.p.A.	845,652	9,377,136
Eni S.p.A.	499,401	10,244,356
Ferrari N.V.	1,652	553,017
FinecoBank Banca Fineco S.p.A.	18,584	494,454
Hera S.p.A.	106,476	528,831
Intesa Sanpaolo S.p.A.	1,034,606	7,350,954
Iveco Group N.V.	28,175	632,525
Leonardo S.p.A.	25,570	1,714,957
Moncler S.p.A.	8,426	492,711
Nexi S.p.A.(a)(b)	73,933	316,800
Poste Italiane S.p.A.(b)	29,732	785,928
Prysmian S.p.A.	12,520	1,488,291
Ryanair Holdings PLC	38,407	1,308,238
Snam S.p.A.	160,165	1,104,758
Telecom Italia S.p.A.(c)	5,881,130	4,003,839
Terna S.p.A.	78,642	855,282
UniCredit S.p.A.	106,852	9,345,514
Unipol Assicurazioni S.p.A.(a)	34,770	777,199
		60,252,917
Japan-23.05%
Advantest Corp.	12,521	2,077,518
AEON Co. Ltd.	155,812	2,138,043
AGC, Inc.	56,468	2,090,394
Air Water, Inc.	34,523	525,731
	Shares	Value
Japan-(continued)
Aisin Corp.	151,342	$2,720,080
Ajinomoto Co., Inc.	54,185	1,243,599
Alfresa Holdings Corp.	25,533	412,539
Alps Alpine Co. Ltd.	56,088	737,016
Amada Co. Ltd.	49,516	636,389
ANA Holdings, Inc.	44,286	862,596
Asahi Group Holdings Ltd.	199,626	2,096,630
Asahi Kasei Corp.	237,647	2,312,888
Astellas Pharma, Inc.	284,077	3,964,290
Bandai Namco Holdings, Inc.	34,603	900,814
Bridgestone Corp.	190,868	4,311,180
Brother Industries Ltd.	51,481	1,052,976
Canon, Inc.(a)	125,925	3,845,440
Central Japan Railway Co.	100,438	2,811,111
Chiba Bank Ltd. (The)(a)	51,010	692,849
Chubu Electric Power Co., Inc.	148,473	2,164,097
Chugai Pharmaceutical Co. Ltd.	23,006	1,318,379
Chugoku Electric Power Co., Inc. (The)	96,227	616,215
Coca-Cola Bottlers Japan Holdings, Inc.(a)	28,537	638,630
COMSYS Holdings Corp.	21,518	674,487
Cosmo Energy Holdings Co. Ltd.	32,331	972,657
Dai Nippon Printing Co. Ltd.	69,669	1,254,067
Daicel Corp.(a)	40,941	387,744
Daifuku Co. Ltd.	20,272	729,578
Dai-ichi Life Holdings, Inc.	342,320	3,020,169
Daiichi Sankyo Co. Ltd.	104,955	1,928,969
Daikin Industries Ltd.	28,569	3,434,530
Daito Trust Construction Co. Ltd.	47,444	966,112
Daiwa House Industry Co. Ltd.	86,439	2,954,875
Daiwa Securities Group, Inc.	113,201	1,106,650
Daiwabo Holdings Co. Ltd.(a)	16,113	317,903
Denka Co. Ltd.	26,030	502,645
Denso Corp.	376,310	5,238,136
Dentsu Group, Inc.(a)(c)	32,252	628,091
DIC Corp.	17,928	440,208
Disco Corp.	1,930	825,330
Dowa Holdings Co. Ltd.	12,725	756,119
East Japan Railway Co.	102,919	2,592,079
Ebara Corp.	32,727	994,016
Eisai Co. Ltd.	51,263	1,433,816
Electric Power Development Co. Ltd.	43,087	918,058
ENEOS Holdings, Inc.	630,448	5,345,766
EXEO Group, Inc.	33,731	564,600
FANUC Corp.	65,563	2,641,189
Fast Retailing Co. Ltd.	4,402	1,684,952
Fuji Electric Co. Ltd.	15,457	1,104,612
Fuji Media Holdings, Inc.	10,816	273,243
FUJIFILM Holdings Corp.	162,420	3,254,898
Fujikura Ltd.	7,972	1,005,224
Fujitsu Ltd.	135,246	3,770,096
Fukuoka Financial Group, Inc.	17,385	634,235
Furukawa Electric Co. Ltd.	11,090	969,170
GS Yuasa Corp.	20,109	469,625
Hankyu Hanshin Holdings, Inc.(a)	27,122	759,783
Hanwa Co. Ltd.	5,112	260,809
Haseko Corp.	42,299	869,786
Hino Motors Ltd.(a)(c)	173,863	469,506
Hitachi Construction Machinery Co. Ltd.	17,302	567,592
Hitachi Ltd.	281,827	9,811,133
Honda Motor Co. Ltd.	1,240,962	12,521,476
Hoya Corp.	10,494	1,766,136
Hulic Co. Ltd.	43,827	523,976
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Ibiden Co. Ltd.	24,724	$1,307,545
Idemitsu Kosan Co. Ltd.	232,201	1,976,674
IHI Corp.	44,455	1,031,853
Iida Group Holdings Co. Ltd.	24,852	411,779
INFRONEER Holdings, Inc.	46,029	691,639
Inpex Corp.	181,365	4,076,511
Isetan Mitsukoshi Holdings Ltd.	32,359	520,999
Isuzu Motors Ltd.	127,514	2,060,886
ITOCHU Corp.	699,525	8,984,748
Iwatani Corp.	40,280	479,310
Japan Airlines Co. Ltd.	44,993	852,908
Japan Exchange Group, Inc.	37,694	412,659
Japan Metropolitan Fund Investment Corp.	590	465,884
Japan Post Bank Co. Ltd.	197,925	3,528,014
Japan Post Holdings Co. Ltd.	312,050	3,767,013
Japan Post Insurance Co. Ltd.	39,725	1,234,353
Japan Tobacco, Inc.	96,686	3,505,722
JFE Holdings, Inc.(a)	217,118	2,932,574
JGC Holdings Corp.	47,567	668,768
JTEKT Corp.	75,802	897,960
Kajima Corp.	50,296	2,058,515
Kaneka Corp.	11,313	344,166
Kansai Electric Power Co., Inc. (The)	156,425	2,503,841
Kansai Paint Co. Ltd.(a)	26,574	425,479
Kao Corp.	46,308	1,858,440
Kawasaki Heavy Industries Ltd.	14,253	1,193,643
Kawasaki Kisen Kaisha Ltd.(a)	42,406	614,756
KDDI Corp.	341,356	5,782,127
Keyence Corp.	4,677	1,721,368
Kikkoman Corp.	56,128	509,355
Kintetsu Group Holdings Co. Ltd.	24,967	519,840
Kirin Holdings Co. Ltd.	133,013	2,074,690
Kobe Steel Ltd.	109,060	1,574,987
Koito Manufacturing Co. Ltd.	54,161	850,651
Komatsu Ltd.	119,967	4,606,647
Konami Group Corp.	3,039	445,203
Konica Minolta, Inc.	167,569	735,868
K’s Holdings Corp.	39,426	411,355
Kubota Corp.	202,973	3,119,965
Kuraray Co. Ltd.	70,797	766,767
Kurita Water Industries Ltd.	11,142	559,127
Kyocera Corp.	233,070	3,508,038
Kyowa Kirin Co. Ltd.	29,376	478,439
Kyushu Electric Power Co., Inc.	94,561	1,056,057
Kyushu Railway Co.	15,916	406,623
Lixil Corp.	75,371	867,438
LY Corp.	247,158	634,880
Makita Corp.	29,174	1,016,952
Marubeni Corp.	207,051	6,885,605
MatsukiyoCocokara & Co.	36,395	584,896
Mazda Motor Corp.	395,619	3,054,297
Mebuki Financial Group, Inc.	85,831	649,625
Medipal Holdings Corp.	22,517	409,429
MEIJI Holdings Co. Ltd.(a)	55,236	1,300,150
MINEBEA MITSUMI, Inc.	59,613	1,222,256
MISUMI Group, Inc.	33,736	559,474
Mitsubishi Chemical Group Corp.	348,284	2,306,896
Mitsubishi Corp.	509,218	13,571,909
Mitsubishi Electric Corp.	252,649	7,923,891
Mitsubishi Estate Co. Ltd.	98,559	2,520,009
Mitsubishi Gas Chemical Co., Inc.	42,690	849,616
Mitsubishi HC Capital, Inc.	114,478	1,002,281
	Shares	Value
Japan-(continued)
Mitsubishi Heavy Industries Ltd.	137,127	$4,050,646
Mitsubishi Materials Corp.	47,391	1,367,578
Mitsubishi Motors Corp.	282,661	697,125
Mitsubishi UFJ Financial Group, Inc.	653,899	11,880,736
Mitsui & Co. Ltd.	354,881	11,629,776
Mitsui Chemicals, Inc.	98,638	1,445,878
Mitsui Fudosan Co. Ltd.	226,677	2,607,709
Mitsui Kinzoku Co. Ltd.	10,755	1,408,173
Mitsui OSK Lines Ltd.(a)	53,013	1,667,076
Mizuho Financial Group, Inc.	184,692	8,044,938
MS&AD Insurance Group Holdings, Inc.	118,241	3,022,259
Murata Manufacturing Co. Ltd.	204,086	4,159,560
Nagase & Co. Ltd.	13,627	355,323
Nagoya Railroad Co. Ltd.(a)	33,187	372,110
NEC Corp.	92,484	3,145,338
Nexon Co. Ltd.	23,698	568,794
NGK Insulators Ltd.	48,722	1,171,065
NH Foods Ltd.	24,560	1,118,676
Nichirei Corp.	37,374	465,279
Nidec Corp.	110,996	1,592,918
Nikon Corp.(a)	79,461	1,003,391
Nintendo Co. Ltd.	46,969	2,918,009
Nippon Building Fund, Inc.	532	495,075
Nippon Electric Glass Co. Ltd.	15,283	666,812
Nippon Express Holdings, Inc., Class H	59,139	1,347,675
Nippon Paint Holdings Co. Ltd.	71,729	477,826
Nippon Paper Industries Co. Ltd.	34,416	262,184
Nippon Sanso Holdings Corp.	12,525	381,280
Nippon Steel Corp.	1,162,481	4,859,821
Nippon Television Holdings, Inc.	8,824	212,762
Nippon Yusen K.K.(a)	81,578	2,689,741
Nissan Chemical Corp.	13,135	454,224
Nissan Motor Co. Ltd.(a)(c)	1,850,361	4,524,622
Nisshin Seifun Group, Inc.	44,424	565,957
Nissin Foods Holdings Co. Ltd.	23,291	474,123
Nissui Corp.	62,323	527,089
Niterra Co. Ltd.(a)	22,528	988,159
Nitori Holdings Co. Ltd.	41,917	718,851
Nitto Denko Corp.	69,407	1,547,455
Nomura Holdings, Inc.	252,325	2,294,066
Nomura Real Estate Master Fund, Inc.	383	415,183
Nomura Research Institute Ltd.	17,624	537,867
NSK Ltd.	130,469	910,295
NTT, Inc.	5,369,175	5,412,865
Obayashi Corp.	85,979	1,947,123
Oji Holdings Corp.	214,684	1,275,795
Olympus Corp.	93,251	1,117,448
Omron Corp.	39,109	1,001,091
Ono Pharmaceutical Co. Ltd.	82,390	1,231,454
Oriental Land Co. Ltd.	21,126	371,039
ORIX Corp.	119,229	3,645,329
Osaka Gas Co. Ltd.	60,073	2,262,611
Otsuka Corp.	24,424	485,812
Otsuka Holdings Co. Ltd.	52,925	3,178,804
Pan Pacific International Holdings Corp.	92,790	551,148
Panasonic Holdings Corp.	492,860	6,779,357
Persol Holdings Co. Ltd.	282,633	496,613
Recruit Holdings Co. Ltd.	55,723	2,944,655
Renesas Electronics Corp.(c)	148,190	2,471,712
Rengo Co. Ltd.	64,249	552,189
Resona Holdings, Inc.	171,058	2,001,025
Resonac Holdings Corp.(a)	35,244	2,053,428
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Ricoh Co. Ltd.	129,435	$1,149,038
Rohm Co. Ltd.	71,312	1,252,846
Ryohin Keikaku Co. Ltd.	23,160	463,419
Sankyu, Inc.	8,103	484,304
Santen Pharmaceutical Co. Ltd.	48,825	551,044
Sanwa Holdings Corp.	14,841	337,258
SBI Holdings, Inc.	33,076	750,406
SCREEN Holdings Co. Ltd.	6,339	809,908
Secom Co. Ltd.	38,454	1,413,274
Seiko Epson Corp.	69,553	897,889
Seino Holdings Co. Ltd.	25,753	402,207
Sekisui Chemical Co. Ltd.	67,055	1,189,872
Sekisui House Ltd.(a)	108,275	2,420,925
Seven & i Holdings Co. Ltd.	350,427	5,034,593
SG Holdings Co. Ltd.(a)	77,853	751,904
Sharp Corp.(a)(c)	68,975	315,799
Shimadzu Corp.	22,931	623,493
SHIMAMURA Co. Ltd.	7,114	478,362
Shimano, Inc.	7,749	886,153
Shimizu Corp.	71,219	1,268,872
Shin-Etsu Chemical Co. Ltd.	165,048	5,445,127
Shionogi & Co. Ltd.	81,246	1,678,211
Shiseido Co. Ltd.	62,396	1,069,161
Shizuoka Financial Group, Inc.	42,531	697,038
SMC Corp.	5,054	1,971,219
SoftBank Corp.	2,640,490	3,600,743
SoftBank Group Corp.	287,044	7,863,828
Sojitz Corp.	42,797	1,565,664
Sompo Holdings, Inc.	69,148	2,392,265
Sony Financial Group, Inc.(c)	290,578	293,414
Sony Group Corp.	354,736	7,846,538
Stanley Electric Co. Ltd.	26,781	529,302
Subaru Corp.	150,979	3,251,749
SUMCO Corp.(a)	87,897	920,621
Sumitomo Chemical Co. Ltd.	566,688	1,729,524
Sumitomo Corp.	155,727	6,344,430
Sumitomo Electric Industries Ltd.	136,909	6,013,241
Sumitomo Forestry Co. Ltd.(a)	85,734	932,568
Sumitomo Heavy Industries Ltd.	30,158	942,001
Sumitomo Metal Mining Co. Ltd.	58,300	3,305,119
Sumitomo Mitsui Financial Group, Inc.	311,436	10,995,096
Sumitomo Mitsui Trust Group, Inc.	57,697	1,933,257
Sumitomo Realty & Development Co. Ltd.	47,356	1,322,997
Sumitomo Rubber Industries Ltd.	52,448	848,000
Suntory Beverage & Food Ltd.	18,875	599,880
Suzuken Co. Ltd.	11,939	482,817
Suzuki Motor Corp.(a)	274,113	3,749,665
Sysmex Corp.	36,593	347,375
T&D Holdings, Inc.	35,196	872,123
Taiheiyo Cement Corp.	25,997	716,696
Taisei Corp.	18,862	1,887,548
Taiyo Yuden Co. Ltd.(a)	25,063	531,688
Takashimaya Co. Ltd.(a)	48,268	605,280
Takeda Pharmaceutical Co. Ltd.	286,023	9,767,699
TDK Corp.	182,380	2,360,919
Teijin Ltd.	48,144	467,273
Terumo Corp.	77,851	1,021,690
TIS, Inc.	16,562	483,492
Tobu Railway Co. Ltd.	27,536	487,708
Toho Gas Co. Ltd.	13,618	452,577
Tohoku Electric Power Co., Inc.	127,091	919,663
Tokio Marine Holdings, Inc.	104,111	3,893,060
	Shares	Value
Japan-(continued)
Tokyo Electric Power Co. Holdings, Inc.(c)	662,510	$2,496,661
Tokyo Electron Ltd.	22,840	6,105,652
Tokyo Gas Co. Ltd.	59,349	2,641,592
Tokyo Tatemono Co. Ltd.	21,112	498,423
Tokyu Corp.	56,719	642,430
Tokyu Fudosan Holdings Corp.	78,543	729,627
TOPPAN Holdings, Inc.	42,564	1,319,053
Toray Industries, Inc.	277,349	2,052,417
Tosoh Corp.	61,495	1,006,889
TOTO Ltd.	27,171	856,723
Toyo Seikan Group Holdings Ltd.	22,620	569,372
Toyo Suisan Kaisha Ltd.	7,424	531,766
Toyo Tire Corp.	18,919	511,514
Toyoda Gosei Co. Ltd.	20,060	546,755
Toyota Boshoku Corp.	29,009	488,696
Toyota Industries Corp.(a)	20,403	2,619,150
Toyota Motor Corp.	1,296,676	29,485,080
Toyota Tsusho Corp.	103,494	3,781,390
Trend Micro, Inc.(c)	6,647	261,593
Tsuruha Holdings, Inc.	32,135	513,724
UBE Corp.	30,529	529,658
Unicharm Corp.	95,446	581,541
West Japan Railway Co.(a)	51,392	1,053,571
Yakult Honsha Co. Ltd.(a)	27,658	448,393
Yamada Holdings Co. Ltd.	180,382	634,424
Yamaha Corp.	87,544	638,373
Yamaha Motor Co. Ltd.(a)	247,158	1,872,513
Yamato Holdings Co. Ltd.	70,015	918,395
Yamazaki Baking Co. Ltd.	21,596	459,048
Yaskawa Electric Corp.	23,246	744,401
Yokogawa Electric Corp.	23,719	793,328
Yokohama Financial Group, Inc.	89,202	815,061
Yokohama Rubber Co. Ltd. (The)	24,528	971,265
		567,368,032
Luxembourg-0.41%
Aperam S.A.	15,511	669,836
ArcelorMittal S.A.	147,826	8,057,273
Eurofins Scientific SE	9,137	741,801
SES S.A., FDR	72,462	595,656
		10,064,566
Macau-0.02%
Galaxy Entertainment Group Ltd.	105,569	536,536
Netherlands-2.26%
Aalberts N.V.	13,716	528,586
ABN AMRO Bank N.V., CVA(b)	103,697	3,834,399
Adyen N.V.(b)(c)	247	367,592
Akzo Nobel N.V.	41,762	2,936,347
argenx SE, ADR(c)	596	500,938
ASM International N.V.	1,043	879,125
ASML Holding N.V.	7,169	10,316,968
ASR Nederland N.V.	13,612	992,236
Heineken Holding N.V.	15,885	1,185,002
Heineken N.V.	25,089	2,078,602
IMCD N.V.(a)	3,603	338,003
ING Groep N.V.	304,978	9,026,714
JDE Peet’s N.V.	16,848	636,581
Koninklijke Ahold Delhaize N.V.	172,099	6,753,512
Koninklijke KPN N.V.	277,103	1,362,040
Koninklijke Philips N.V.	100,268	2,889,725
Magnum Ice Cream Co. N.V. (The)(c)	28,882	514,243
NN Group N.V.	38,506	3,063,339
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Netherlands-(continued)
NXP Semiconductors N.V.	12,818	$2,898,662
Prosus N.V.(c)	26,121	1,507,440
Randstad N.V.(a)	28,737	1,032,129
SBM Offshore N.V.	19,763	712,467
Universal Music Group N.V.	16,735	411,790
Wolters Kluwer N.V.	7,917	746,128
		55,512,568
New Zealand-0.03%
Fletcher Building Ltd.(c)	109,217	246,661
Spark New Zealand Ltd.	285,562	390,473
		637,134
Norway-0.62%
Aker BP ASA	57,502	1,698,285
DNB Bank ASA	73,778	2,122,394
Equinor ASA	217,471	5,864,452
Mowi ASA	38,174	882,874
Norsk Hydro ASA	245,515	2,186,795
Orkla ASA	60,411	721,147
Telenor ASA	74,557	1,260,598
Wallenius Wilhelmsen ASA	46,037	536,643
		15,273,188
Poland-0.40%
Bank Polska Kasa Opieki S.A.	12,370	755,861
KGHM Polska Miedz S.A.(c)	18,991	1,770,407
ORLEN S.A.(a)	138,938	4,242,568
PGE Polska Grupa Energetyczna S.A.(c)	170,839	484,096
Powszechna Kasa Oszczednosci Bank Polski S.A.	34,937	913,020
Powszechny Zaklad Ubezpieczen S.A.	57,378	1,134,305
Tauron Polska Energia S.A.(c)	176,247	547,647
		9,847,904
Portugal-0.16%
EDP S.A.	420,113	2,156,020
Galp Energia SGPS S.A.	59,131	1,180,837
Jeronimo Martins SGPS S.A.	24,641	583,169
		3,920,026
Russia-0.00%
Evraz PLC(c)(d)	48,360	0
Raspadskaya OJSC(c)(d)	546	0
		0
Singapore-0.81%
CapitaLand Ascendas REIT	265,874	596,442
CapitaLand Integrated Commercial Trust	414,939	780,912
ComfortDelGro Corp. Ltd.	336,357	389,548
DBS Group Holdings Ltd.	100,810	4,697,333
Keppel Ltd.	124,170	1,070,823
Olam Group Ltd.	114,129	80,363
Oversea-Chinese Banking Corp. Ltd.	262,714	4,395,290
Sea Ltd., ADR(c)	6,026	701,969
Singapore Airlines Ltd.(a)	187,404	937,810
Singapore Telecommunications Ltd.	488,373	1,766,693
United Overseas Bank Ltd.	112,714	3,405,404
UOL Group Ltd.	79,672	682,107
Venture Corp. Ltd.	40,896	526,433
		20,031,127
	Shares	Value
South Africa-0.39%
Anglo American PLC	185,212	$8,612,361
Valterra Platinum Ltd.	11,678	1,056,852
		9,669,213
South Korea-8.91%
BNK Financial Group, Inc.	61,362	707,082
Celltrion, Inc.(c)	5,257	765,083
CJ CheilJedang Corp.(a)	3,214	475,307
CJ Corp.	5,805	876,724
DB Insurance Co. Ltd.	6,359	627,821
DL E&C Co. Ltd.(c)	11,626	356,928
Doosan Enerbility Co. Ltd.(c)	18,920	1,181,101
E-MART, Inc.	10,087	636,682
GS Engineering & Construction Corp.(a)	26,085	338,635
GS Holdings Corp.	15,047	716,701
Hana Financial Group, Inc.	41,061	2,853,004
Hankook Tire & Technology Co. Ltd.	16,696	738,444
Hanwha Corp.(c)	11,067	878,664
Hanwha Solutions Corp.(a)(c)	24,855	474,548
HD Hyundai Co. Ltd.	7,288	1,182,754
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,736	783,683
HMM Co. Ltd.(a)	67,045	929,289
Hyundai Engineering & Construction Co. Ltd.	20,782	1,475,159
Hyundai Glovis Co. Ltd.(a)	6,519	1,099,099
Hyundai Mobis Co. Ltd.(a)	11,392	3,559,509
Hyundai Motor Co.	44,166	15,374,432
Hyundai Steel Co.	36,462	791,344
Industrial Bank of Korea(a)	40,407	620,809
Kakao Corp.	18,123	770,305
KB Financial Group, Inc.	43,480	4,069,694
Kia Corp.	56,049	5,963,794
Korea Electric Power Corp.(c)	70,316	2,836,063
Korea Gas Corp.(c)	19,884	552,448
Korea Zinc Co. Ltd.	1,023	1,332,655
Korean Air Lines Co. Ltd.(c)	42,816	690,328
KT Corp.	614	24,292
KT&G Corp.(a)	10,286	1,100,069
Kumho Petrochemical Co. Ltd.(c)	5,428	542,151
LG Chem Ltd.	14,768	3,171,006
LG Corp.(a)	13,640	865,845
LG Display Co. Ltd.(a)(c)	84,132	678,367
LG Electronics, Inc.	34,728	2,381,082
LG H&H Co. Ltd.(a)	2,508	455,731
LG Innotek Co. Ltd.(a)	5,129	870,913
LG Uplus Corp.	62,108	689,999
LOTTE Chemical Corp.(a)	8,827	509,422
LS Corp.	3,831	604,128
NAVER Corp.	10,282	1,954,420
POSCO Holdings, Inc.	25,435	6,103,475
Samsung C&T Corp.	11,784	2,456,428
Samsung E&A Co. Ltd.	24,694	525,644
Samsung Electro-Mechanics Co. Ltd.	7,865	1,512,587
Samsung Electronics Co. Ltd.	947,987	104,728,655
Samsung Fire & Marine Insurance Co. Ltd.	3,145	1,093,442
Samsung Life Insurance Co. Ltd.	10,507	1,368,070
Samsung SDI Co. Ltd.(a)(c)	9,414	2,534,025
Samsung SDS Co. Ltd.	6,341	760,364
Shinhan Financial Group Co. Ltd.	71,382	4,171,831
SK hynix, Inc.	29,683	18,533,397
SK Innovation Co. Ltd.(a)	15,628	1,212,469
SK Telecom Co. Ltd.	31,076	1,566,105
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
SK, Inc.	10,190	$2,353,196
S-Oil Corp.(c)	10,553	775,277
Woori Financial Group, Inc.	104,853	2,193,406
		219,393,885
Spain-2.74%
ACS Actividades de Construccion y Servicios S.A.	16,550	1,863,585
Aena S.M.E. S.A.(b)	21,774	678,701
Amadeus IT Group S.A.	14,839	998,515
Banco Bilbao Vizcaya Argentaria S.A.	448,456	11,424,761
Banco de Sabadell S.A.	382,651	1,506,504
Banco Santander S.A.	1,529,712	19,602,329
Bankinter S.A.	36,666	628,159
CaixaBank S.A.	198,898	2,635,017
Cellnex Telecom S.A.(a)(b)	22,248	690,631
Enagas S.A.	32,979	544,909
Endesa S.A.	33,684	1,247,948
Grifols S.A.(a)	72,343	928,918
Iberdrola S.A.	368,842	8,322,669
Iberdrola S.A., Rts., expiring 03/31/2026(a)(c)	368,842	113,735
Industria de Diseno Textil S.A.	44,157	2,883,726
Mapfre S.A.(a)	139,095	638,771
Merlin Properties SOCIMI S.A.	30,899	461,545
Naturgy Energy Group S.A.	14,833	467,460
Redeia Corp. S.A.	43,708	758,100
Repsol S.A.	371,429	7,344,111
Telefonica S.A.(a)	874,314	3,552,329
		67,292,423
Sweden-2.06%
Alfa Laval AB	12,948	754,659
Assa Abloy AB, Class B	51,772	2,106,411
Atlas Copco AB, Class A	138,501	2,874,022
Autoliv, Inc.	7,877	955,007
Billerud AB(a)	42,988	349,775
Boliden AB(c)	38,874	2,739,210
Castellum AB(a)	41,224	512,802
Electrolux AB, Class B(a)(c)	103,907	844,557
Epiroc AB, Class A	38,541	1,087,170
EQT AB(a)	11,995	458,121
Essity AB, Class B	57,334	1,708,177
Evolution AB(a)(b)	6,843	447,304
H & M Hennes & Mauritz AB, Class B(a)	65,443	1,318,684
Hexagon AB, Class B	96,503	1,094,866
Holmen AB, Class B(a)	11,077	417,790
Husqvarna AB, Class B	95,039	488,545
NIBE Industrier AB, Class B(a)	103,504	398,976
Sandvik AB	68,200	2,709,777
Securitas AB, Class B(a)	48,457	806,330
Skandinaviska Enskilda Banken AB, Class A(a)	116,719	2,524,468
Skanska AB, Class B	43,658	1,334,266
SKF AB, Class B(a)	47,129	1,239,959
Spotify Technology S.A.(c)	941	470,829
SSAB AB, Class A	208,715	1,736,375
Svenska Cellulosa AB S.C.A., Class B(a)	49,971	629,588
Svenska Handelsbanken AB, Class A(a)	124,536	1,975,571
Swedbank AB, Class A	85,367	3,339,807
Tele2 AB, Class B	61,988	1,147,606
Telefonaktiebolaget LM Ericsson, Class B	462,135	5,036,236
Telia Co. AB(a)	271,444	1,247,821
	Shares	Value
Sweden-(continued)
Trelleborg AB, Class B	17,095	$696,088
Volvo AB, Class B(a)	180,267	6,591,323
Volvo Car AB, Class B(a)(c)	217,368	729,909
		50,772,029
Switzerland-3.90%
ABB Ltd.	58,498	5,056,188
Adecco Group AG(a)(c)	56,114	1,655,412
Barry Callebaut AG(a)	419	742,003
Bucher Industries AG(c)	1,038	483,409
Chocoladefabriken Lindt & Spruengli AG, PC	65	937,786
Cie Financiere Richemont S.A.	17,532	3,416,389
Clariant AG(a)(c)	44,204	410,595
DKSH Holding AG	5,455	401,804
DSM-Firmenich AG	20,158	1,595,298
Galenica AG(b)(c)	4,133	518,628
Geberit AG	1,188	910,680
Givaudan S.A.	273	1,059,390
Helvetia Baloise Holding AG	4,320	1,099,910
Julius Baer Group Ltd.	13,560	1,137,084
Kuehne + Nagel International AG, Class R(a)	5,297	1,231,364
Logitech International S.A., Class R	9,031	781,071
Lonza Group AG	2,326	1,586,558
Nestle S.A.	161,328	15,454,951
Partners Group Holding AG	551	754,240
PSP Swiss Property AG	2,483	500,327
Roche Holding AG	63,509	28,992,590
Sandoz Group AG	28,904	2,298,865
Schindler Holding AG, PC	2,444	946,673
SGS S.A.	5,235	632,536
Sika AG	6,444	1,241,361
Sonova Holding AG, Class A	2,022	555,544
Sunrise Communications AG, (Acquired 03/21/2025 - 12/19/2025; Cost $467,811)(e)	8,737	497,813
Swatch Group AG (The), BR(a)	7,750	1,835,640
Swiss Life Holding AG	1,532	1,686,465
Swiss Prime Site AG	4,452	760,864
Swisscom AG	2,186	1,801,877
UBS Group AG	182,238	8,656,256
Zurich Insurance Group AG	8,946	6,389,176
		96,028,747
United Kingdom-10.94%
3i Group PLC	37,033	1,706,114
Aberdeen Group PLC	345,867	1,035,631
Admiral Group PLC	13,813	521,320
AngloGold Ashanti PLC	14,943	1,387,756
Ashtead Group PLC	26,062	1,682,647
Associated British Foods PLC	44,621	1,169,463
AstraZeneca PLC	69,207	12,931,002
Aviva PLC	257,105	2,247,794
B&M European Value Retail S.A.	230,945	559,137
BAE Systems PLC	153,973	4,191,814
Balfour Beatty PLC	76,347	749,745
Barclays PLC	1,754,370	11,742,166
Barratt Redrow PLC	230,177	1,229,126
Bellway PLC	23,142	863,684
Berkeley Group Holdings PLC (The)	13,614	771,368
British American Tobacco PLC	266,233	16,129,952
British Land Co. PLC (The)	102,840	588,264
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
BT Group PLC	1,561,389	$4,115,847
Bunzl PLC	33,103	930,957
Burberry Group PLC(c)	56,395	854,498
Centrica PLC	661,327	1,736,629
Coca-Cola Europacific Partners PLC	11,061	1,014,294
Compass Group PLC	68,444	2,058,175
Croda International PLC	14,847	556,413
Currys PLC	239,477	481,293
DCC PLC(a)	20,173	1,282,401
Diageo PLC	138,541	3,196,958
Dowlais Group PLC	365,091	466,635
Drax Group PLC	67,478	834,982
Entain PLC	58,984	490,740
Haleon PLC	724,515	3,799,947
Halma PLC	10,748	523,503
Hays PLC(a)	262,205	170,991
HSBC Holdings PLC	1,676,105	29,652,345
ICG PLC	15,784	393,879
IG Group Holdings PLC	32,376	602,354
IMI PLC	15,224	576,532
Imperial Brands PLC	85,076	3,593,428
Inchcape PLC	66,043	740,626
Informa PLC	72,340	875,475
International Consolidated Airlines Group S.A.	167,210	963,374
Intertek Group PLC	9,028	555,426
Investec PLC	79,018	658,054
ITV PLC	497,017	555,727
J Sainsbury PLC	579,039	2,544,418
JD Sports Fashion PLC(a)	351,683	394,700
Johnson Matthey PLC	50,115	1,625,232
Kingfisher PLC	512,830	2,370,059
Land Securities Group PLC	88,350	790,810
Legal & General Group PLC	557,862	2,031,269
Lloyds Banking Group PLC	6,533,651	9,783,896
London Stock Exchange Group PLC	18,206	2,036,526
M&G PLC	531,299	2,258,731
Man Group PLC	161,533	584,700
Marks & Spencer Group PLC	214,134	1,076,987
Melrose Industries PLC	113,173	975,828
National Grid PLC	352,682	6,008,994
NatWest Group PLC	790,693	7,227,544
Next PLC	5,701	1,038,019
Pearson PLC	57,122	753,465
Pennon Group PLC	59,701	448,769
Persimmon PLC	79,883	1,542,711
Phoenix Group Holdings PLC	62,965	640,013
Quilter PLC(b)	191,011	509,910
Reckitt Benckiser Group PLC	47,099	3,940,628
RELX PLC	42,205	1,500,518
Rentokil Initial PLC	133,637	831,825
Rolls-Royce Holdings PLC	56,755	951,477
RS Group PLC	55,928	515,026
Sage Group PLC (The)	46,527	611,858
Schroders PLC	95,851	595,368
Segro PLC	98,762	1,031,893
Severn Trent PLC	17,226	693,868
Shell PLC	1,171,772	45,170,763
Smith & Nephew PLC	73,946	1,263,874
Smiths Group PLC	26,962	928,565
SSE PLC	87,150	2,904,903
St. James’s Place PLC	29,310	613,894
	Shares	Value
United Kingdom-(continued)
Standard Chartered PLC	269,100	$6,904,939
Subsea 7 S.A.	29,495	756,424
Tate & Lyle PLC(a)	64,938	336,925
Taylor Wimpey PLC	753,302	1,104,438
Tesco PLC	1,127,702	6,580,583
Travis Perkins PLC	71,085	610,224
Unilever PLC	128,686	8,779,395
United Utilities Group PLC	46,505	798,694
Vistry Group PLC(c)	63,462	579,934
Vodafone Group PLC	8,781,077	12,968,994
Weir Group PLC (The)	12,521	554,614
Whitbread PLC(a)	23,967	897,201
WPP PLC	239,968	998,279
		269,256,151
United States-4.85%
A.P. Moller - Maersk A/S, Class B(a)	2,631	6,529,737
Acerinox S.A.	35,555	530,074
Aegon Ltd.	104,147	820,989
Alcon AG	25,181	2,046,150
Allegion PLC	3,669	606,816
Amrize Ltd.(c)	22,746	1,207,950
Aptiv PLC(c)	31,280	2,369,460
ARM Holdings PLC, ADR(a)(c)	3,733	393,309
Bausch Health Cos., Inc.(c)	95,988	553,607
BeOne Medicines Ltd.(a)(c)	6,800	179,391
BP PLC	3,354,738	21,331,555
Experian PLC	26,713	1,014,632
Garmin Ltd.	6,442	1,298,965
GSK PLC	423,560	10,985,196
Holcim AG(c)	32,470	3,359,685
ICON PLC(c)	5,886	1,060,951
lululemon athletica, Inc.(c)	5,023	876,513
Medtronic PLC	111,140	11,442,974
Novartis AG	122,833	18,295,711
Perrigo Co. PLC	36,748	522,189
Qiagen N.V.	10,442	555,635
Sanofi S.A.	131,997	12,495,621
Signify N.V.	36,917	786,575
Sims Ltd.	22,910	322,701
Smurfit WestRock PLC	33,548	1,396,603
Stellantis N.V.	1,093,211	10,765,996
Swiss Re AG(c)	15,882	2,547,573
Tenaris S.A.	43,648	973,069
Trane Technologies PLC	4,516	1,899,339
Transocean Ltd.(c)	215,111	1,069,102
Waste Connections, Inc.(a)	7,229	1,216,088
		119,454,156
Zambia-0.07%
First Quantum Minerals Ltd.(c)	63,685	1,810,165
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $1,647,306,302)		2,457,600,977
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.38%
Invesco Private Government Fund, 3.65%(f)(g)(h)	36,815,584	36,815,584
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(f)(g)(h)	95,640,211	$95,668,903
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $132,484,487)		132,484,487
TOTAL INVESTMENTS IN SECURITIES-105.23% (Cost $1,779,790,789)		2,590,085,464
OTHER ASSETS LESS LIABILITIES-(5.23)%		(128,686,160)
NET ASSETS-100.00%		$2,461,399,304

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $15,148,419, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,456,883	$(32,456,883)	$-	$-	$-	$12,858
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,266,155	70,987,085	(73,437,656)	-	-	36,815,584	457,166 *
Invesco Private Prime Fund	115,622,990	131,621,191	(151,575,278)	1,580	(1,580)	95,668,903	1,236,687 *
Total	$154,889,145	$235,065,159	$(257,469,817)	$1,580	$(1,580)	$132,484,487	$1,706,711

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-5.93%
Accent Group Ltd.(a)	91,609	$59,189
ALS Ltd.	27,560	472,773
Amotiv Ltd.	16,931	99,371
AMP Ltd.	389,582	458,841
Ansell Ltd.	19,547	445,846
ARB Corp. Ltd.	5,400	97,156
ASX Ltd.	11,508	460,832
Atlas Arteria Ltd.	90,541	314,349
AUB Group Ltd.	5,363	113,251
Austal Ltd.(b)	35,476	172,113
Bank of Queensland Ltd.(a)	110,970	525,806
Bapcor Ltd.(a)	50,820	75,591
Beach Energy Ltd.(a)	399,240	344,270
Bega Cheese Ltd.	37,302	158,842
Breville Group Ltd.(a)	6,325	141,790
BWP Property Group Ltd.	24,423	63,839
CAR Group Ltd.	12,322	237,202
Centuria Capital Group	78,540	105,942
Centuria Industrial REIT	63,690	144,776
Challenger Ltd.	61,308	392,853
Charter Hall Group	30,315	485,685
Charter Hall Long Wale REIT	75,161	204,518
Charter Hall Retail REIT	61,049	167,247
Cleanaway Waste Management Ltd.(a)	224,426	386,996
Cochlear Ltd.	2,645	495,984
Corporate Travel Management Ltd.(a)	4,811	876
Credit Corp. Group Ltd.	11,920	117,791
Cromwell Property Group	189,232	54,285
Domino’s Pizza Enterprises Ltd.	10,011	159,531
Eagers Automotive Ltd.(a)	26,312	491,393
Elders Ltd.	45,569	234,846
Evolution Mining Ltd.	98,621	952,792
Flight Centre Travel Group Ltd.(a)	17,266	194,811
G8 Education Ltd.(a)	168,181	78,614
GrainCorp Ltd., Class A	45,814	231,117
Harvey Norman Holdings Ltd.	91,328	412,877
Healius Ltd.(a)	177,871	112,018
Helia Group Ltd.	52,819	214,864
HomeCo Daily Needs REIT(c)	174,465	157,493
IDP Education Ltd.(a)	28,615	125,275
IGO Ltd.(b)	109,983	632,480
Iluka Resources Ltd.	95,883	353,520
Ingenia Communities Group	31,837	105,017
Inghams Group Ltd.	74,220	129,780
Insignia Financial Ltd.(b)	91,247	296,602
IPH Ltd.(a)	36,946	96,446
IRESS Ltd.	21,077	119,379
Lottery Corp. Ltd. (The)	54,053	193,721
Lynas Rare Earths Ltd.(b)	25,957	262,863
Magellan Financial Group Ltd.	37,164	226,026
Monadelphous Group Ltd.	13,231	286,399
Myer Holdings Ltd.(a)(b)	283,356	86,041
National Storage REIT	140,837	271,520
New Hope Corp. Ltd.(a)	131,652	415,310
NEXTDC Ltd.(a)(b)	14,285	132,783
nib holdings Ltd.	53,554	251,295
Nine Entertainment Co. Holdings Ltd.	288,922	230,501
NRW Holdings Ltd.	73,818	267,958
Nufarm Ltd.(a)(b)	77,844	127,883
OceanaGold Corp.	19,633	639,669
Orora Ltd.	252,003	360,004
	Shares	Value
Australia-(continued)
Perenti Ltd.	147,811	$286,269
Perpetual Ltd.	17,312	218,093
Perseus Mining Ltd.	94,985	368,041
PLS Group Ltd.(a)(b)	260,081	767,727
Premier Investments Ltd.	12,248	114,130
Qantas Airways Ltd.	41,393	291,150
Qube Holdings Ltd.	152,766	508,332
Ramelius Resources Ltd.	68,632	212,649
REA Group Ltd.	920	121,695
Reece Ltd.	38,091	392,250
Region Group	149,140	240,655
Regis Resources Ltd.	81,731	428,572
Sandfire Resources Ltd.(b)	35,290	481,739
SEEK Ltd.	20,526	299,928
Service Stream Ltd.	75,276	120,025
SGH Ltd.	10,482	337,954
Sigma Healthcare Ltd.	78,644	169,538
Stanmore Resources Ltd.	81,276	171,163
Steadfast Group Ltd.(a)	62,750	228,619
Super Retail Group Ltd.(a)	26,869	275,832
Tabcorp Holdings Ltd.	384,202	237,276
TPG Telecom Ltd.	73,845	200,403
Ventia Services Group Pty. Ltd.	53,502	215,566
Waypoint REIT Ltd.	82,602	141,649
WiseTech Global Ltd.	2,011	81,060
		22,559,157
Austria-0.77%
ANDRITZ AG	7,820	679,076
CA Immobilien Anlagen AG(a)	5,024	150,459
EVN AG	5,619	190,017
Kontron AG(a)	6,801	189,373
Lenzing AG(a)(b)	4,278	129,622
Mayr Melnhof Karton AG(a)	921	104,762
Oesterreichische Post AG(a)	3,490	136,600
Palfinger AG	3,052	131,620
Strabag SE, BR	2,723	282,993
Telekom Austria AG	6,629	70,654
UNIQA Insurance Group AG	15,439	287,231
Verbund AG(a)	3,001	220,999
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,383	345,771
		2,919,177
Belgium-1.52%
Aedifica S.A.(a)	5,167	456,647
Azelis Group N.V.(a)	22,387	222,493
Barco N.V.	11,760	162,026
Bekaert S.A.	5,864	288,713
Cofinimmo S.A.	5,358	559,148
Colruyt Group N.V(a)	7,705	296,325
Deme Group N.V.	742	148,447
D’Ieteren Group	1,526	348,851
Elia Group S.A./N.V.	3,229	469,193
Fagron	4,833	127,517
Financiere de Tubize S.A.	667	170,761
Galapagos N.V.(a)(b)	10,158	344,925
Gimv N.V.(a)	2,815	152,573
KBC Ancora	3,024	278,906
Lotus Bakeries N.V.	11	130,157
Melexis N.V.(a)	2,625	199,164
Montea N.V.	1,789	152,081
Ontex Group N.V.(a)(b)	14,568	85,035
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Belgium-(continued)
Retail Estates N.V.	1,393	$107,157
Shurgard Self Storage Ltd.	3,666	133,550
Solvay S.A., Class A(a)	11,245	332,256
Tessenderlo Group S.A.(a)	2,115	68,853
Warehouses De Pauw C.V.A.	15,118	429,933
Xior Student Housing N.V.(a)(c)	3,829	127,895
		5,792,606
Brazil-0.07%
ERO Copper Corp.(b)	7,726	260,624
Canada-9.40%
AbCellera Biologics, Inc.(a)(b)	40,257	145,730
Advantage Energy Ltd.(b)	27,246	221,525
Aecon Group, Inc.	16,855	439,376
Air Canada(b)	24,638	342,965
Alamos Gold, Inc., Class A	15,578	580,487
Alaris Equity Partners Income	6,226	99,265
Algoma Steel Group, Inc.(a)	66,713	280,814
Allied Properties REIT(a)	44,320	459,843
Altus Group Ltd.	2,716	92,663
Aritzia, Inc.(b)	3,013	238,811
Athabasca Oil Corp.(b)	58,899	347,526
ATS Corp.(b)	7,366	210,512
Badger Infrastructure Solutions Ltd.	3,005	170,849
Baytex Energy Corp.	237,125	823,016
Birchcliff Energy Ltd.	70,858	383,030
Bird Construction, Inc.	5,302	118,088
BlackBerry Ltd.(b)	55,640	199,279
Boardwalk REIT	4,763	242,169
Bombardier, Inc., Class B(b)	2,292	393,710
Boralex, Inc., Class A(a)	11,092	206,826
Boyd Group, Inc.	1,686	277,860
Brookfield Business Corp., Class A	5,716	203,963
Brookfield Infrastructure Corp.	5,352	257,373
Brookfield Renewable Corp.	7,906	331,093
Brookfield Wealth Solutions Ltd.(b)	4,691	215,229
BRP, Inc.	8,018	608,507
Cameco Corp.	8,838	1,099,145
Canaccord Genuity Group, Inc.	12,822	112,298
Canada Packers, Inc.	1,913	22,561
Canadian Solar, Inc.(a)(b)	28,403	543,207
Canadian Utilities Ltd., Class A	18,679	607,897
Canfor Corp.(b)	14,480	153,338
Capstone Copper Corp.(b)	39,652	441,863
Cardinal Energy Ltd.(a)	22,512	147,459
Cargojet, Inc.	2,045	140,386
Cascades, Inc.	20,428	192,943
Centerra Gold, Inc.	47,571	801,310
CES Energy Solutions Corp.	31,300	328,221
Champion Iron Ltd.	74,371	302,191
Chartwell Retirement Residences	15,131	225,934
Chemtrade Logistics Income Fund	23,364	272,607
Choice Properties REIT(a)	24,778	278,859
Cogeco Communications, Inc.	6,677	323,606
Colliers International Group, Inc.	1,714	235,503
Crombie REIT	19,441	223,963
Definity Financial Corp.	4,861	239,218
Descartes Systems Group, Inc. (The)(b)	2,153	161,680
DPM Metals, Inc.	15,326	537,709
Dream Industrial REIT	38,119	362,006
DREAM Unlimited Corp.	2,843	41,171
E-L Financial Corp. Ltd.	2,233	28,610
	Shares	Value
Canada-(continued)
Enerflex Ltd.	25,662	$473,576
Enghouse Systems Ltd.	7,640	105,560
EQB, Inc.	2,544	199,496
Equinox Gold Corp.(a)(b)	41,057	590,622
Exchange Income Corp.	5,624	394,550
First Capital REIT(a)	31,966	467,162
First Majestic Silver Corp.	23,144	484,535
FirstService Corp.	1,682	262,035
Fortuna Mining Corp., Class C(b)	30,048	295,565
Freehold Royalties Ltd.(a)	12,916	156,234
Gibson Energy, Inc.(a)	29,916	592,289
goeasy Ltd.	1,359	125,568
Granite REIT	8,061	522,954
Hudbay Minerals, Inc.	35,374	842,456
IAMGOLD Corp.(b)	38,117	695,544
IGM Financial, Inc.	13,311	647,389
International Petroleum Corp.(b)	10,293	216,480
InterRent REIT(a)	17,718	174,413
Ivanhoe Mines Ltd., Class A(a)(b)	14,859	188,954
Kelt Exploration Ltd.(b)	20,088	115,708
Killam Apartment REIT(a)	15,823	204,952
Kinaxis, Inc.(b)	762	77,373
Labrador Iron Ore Royalty Corp.	6,222	135,637
Lassonde Industries, Inc., Class A	197	32,151
Laurentian Bank of Canada	12,689	374,818
Leon’s Furniture Ltd.	1,553	31,561
Lightspeed Commerce, Inc.(b)	21,137	229,453
Maple Leaf Foods, Inc.	14,178	264,159
MDA Space Ltd.(b)	5,218	148,084
MTY Food Group, Inc.(a)	3,581	112,152
Mullen Group Ltd.(a)	20,879	247,930
New Gold, Inc.(b)	29,769	300,735
NFI Group, Inc.(b)	16,295	199,032
North West Co., Inc. (The)	7,910	283,946
NorthWest Healthcare Properties REIT(a)	44,846	185,127
NuVista Energy Ltd.(b)	25,385	349,427
OR Royalties, Inc.	6,196	245,662
Paramount Resources Ltd., Class A	16,532	313,512
Pason Systems, Inc.	14,392	128,281
Peyto Exploration & Development Corp.(a)	23,170	419,888
Precision Drilling Corp.(b)	4,396	352,550
Premium Brands Holdings Corp.	7,213	498,569
Primaris REIT	13,427	164,101
Richelieu Hardware Ltd.	7,561	227,363
Russel Metals, Inc.	13,205	470,510
Sagicor Financial Co. Ltd.	2,411	17,395
Secure Waste Infrastructure Corp.	42,634	553,173
Sienna Senior Living, Inc.	8,696	136,205
SmartCentres REIT(a)	19,328	380,951
Spin Master Corp.(c)	7,598	104,419
SSR Mining, Inc.(b)	40,189	921,217
Stantec, Inc.	5,542	552,256
Stella-Jones, Inc.	8,121	547,537
Superior Plus Corp.	63,183	340,609
Tamarack Valley Energy Ltd.(a)	62,466	424,851
Teekay Tankers Ltd., Class A(a)	4,155	268,081
Tilray Brands, Inc.(a)(b)	40,000	298,400
TMX Group Ltd.	12,524	464,927
Topaz Energy Corp.	6,044	130,329
Torex Gold Resources, Inc.	9,773	473,007
TransAlta Corp.	28,222	362,635
Transcontinental, Inc., Class A	14,026	239,265
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
Winpak Ltd.	4,653	$147,787
Xenon Pharmaceuticals, Inc.(b)	2,831	116,099
		35,741,400
China-1.51%
Alibaba Health Information Technology Ltd.(a)(b)	315,054	261,382
Bosideng International Holdings Ltd.	634,089	387,101
Budweiser Brewing Co. APAC Ltd.(a)(c)	302,880	298,723
CapitaLand China Trust	137,258	84,802
China Education Group Holdings Ltd.(a)(c)	339,902	132,439
China Gold International Resources Corp. Ltd.	23,494	595,074
China Medical System Holdings Ltd.(a)	216,198	387,927
China Ruyi Holdings Ltd.(b)	381,032	105,414
China Water Affairs Group Ltd.(a)	151,098	104,330
Chow Tai Fook Jewellery Group Ltd.(a)	246,522	453,220
Damai Entertainment Holdings Ltd.(b)	1,057,526	133,530
FIH Mobile Ltd.(b)	44,840	114,657
Hopson Development Holdings Ltd.(b)	137,590	61,302
HUTCHMED China Ltd.(a)(b)	37,546	112,340
Jinchuan Group International Resources Co. Ltd.(b)(d)	1,210,507	79,360
Kingboard Laminates Holdings Ltd.(a)	204,466	384,015
Lee & Man Paper Manufacturing Ltd.	311,861	142,600
Nine Dragons Paper Holdings Ltd.(b)	491,652	518,123
Stella International Holdings Ltd.(a)	90,737	167,800
Towngas Smart Energy Co. Ltd.(b)	195,099	91,609
VSTECS Holdings Ltd.	185,355	183,449
Want Want China Holdings Ltd.	307,246	185,359
Wharf (Holdings) Ltd. (The)(a)	55,393	179,161
Xinyi Glass Holdings Ltd.(a)	443,906	580,236
		5,743,953
Colombia-0.07%
Aris Mining Corp.(b)	16,280	283,245
Cyprus-0.01%
Bank of Cyprus Holdings PLC	5,170	57,250
Denmark-1.71%
ALK-Abello A/S(b)	3,841	127,389
Alm Brand A/S	128,502	356,755
Ambu A/S(a)	6,463	87,966
Ascendis Pharma A/S, ADR(b)	996	225,196
Bavarian Nordic A/S(b)	7,024	214,806
Cementir Holding N.V.(a)	6,430	145,103
D/S Norden A/S	8,064	365,597
Demant A/S(b)	7,646	268,623
Dfds A/S(b)	11,938	187,817
FLSmidth & Co. A/S	6,104	525,157
GN Store Nord A/S(a)(b)	23,375	411,834
H. Lundbeck A/S	55,713	374,897
Jyske Bank A/S	5,430	793,123
Matas A/S(a)	5,219	80,271
Netcompany Group A/S(b)(c)	2,788	147,690
NKT A/S(b)	3,446	452,352
Per Aarsleff Holding A/S	2,088	298,853
Ringkjoebing Landbobank A/S	774	195,836
Royal Unibrew A/S	4,523	427,704
Scandinavian Tobacco Group A/S(c)	13,011	203,096
Schouw & Co. A/S	1,383	146,484
Sydbank A/S	4,899	445,311
		6,481,860
	Shares	Value
Finland-0.93%
Citycon OYJ(b)	17,099	$77,378
Hiab OYJ, Class B	2,971	177,182
Kalmar OYJ, Class B	5,369	275,501
Kemira OYJ(a)	19,731	465,774
Kojamo OYJ(a)(b)	19,403	220,195
Konecranes OYJ	6,057	715,874
Mandatum OYJ	42,510	347,941
Metsa Board OYJ(a)	55,965	174,479
Nokian Renkaat OYJ(a)	55,336	712,501
Olvi OYJ	693	27,616
Sanoma OYJ	3,090	35,476
Terveystalo OYJ(a)(c)	9,586	115,612
Tokmanni Group Corp.(a)	11,129	101,954
Vaisala OYJ, Class A(a)	1,402	69,986
		3,517,469
France-3.27%
Aeroports de Paris S.A.(a)	2,535	336,144
Air France-KLM(a)(b)	24,892	320,476
Altarea SCA(a)	659	91,228
Alten S.A.	5,791	569,757
Beneteau SACA(a)	9,073	85,638
bioMerieux	3,208	373,886
Carmila S.A.	8,024	155,831
Cie de L’Odet SE	33	51,799
Cie des Alpes	4,199	129,751
Coface S.A.	17,961	329,684
Criteo S.A., ADR(b)	15,312	293,531
Dassault Aviation S.A.	1,073	409,408
Derichebourg S.A.	19,026	179,968
Edenred SE	14,211	298,741
Eramet S.A.(a)	2,514	218,664
FDJ United(a)	8,944	237,570
Fnac Darty S.A.	2,568	108,509
Gaztransport Et Technigaz S.A.	1,259	272,234
Getlink SE	17,473	347,123
ICADE(a)	14,271	353,732
Imerys S.A.(a)	9,997	312,847
Ipsen S.A.	4,058	665,342
Ipsos S.A.	6,820	290,379
JCDecaux SE	13,178	260,863
Lectra(a)	2,928	78,786
LISI S.A.	1,519	96,649
Mercialys S.A.	11,295	142,629
Metropole Television S.A.(a)	12,807	184,118
Nexans S.A.	4,320	682,923
Nexity S.A.(a)(b)	16,266	184,590
OPmobility	14,925	286,996
Remy Cointreau S.A.(a)	3,754	179,675
Sartorius Stedim Biotech	1,093	245,137
Societe BIC S.A.	4,639	299,924
SOITEC(b)	3,848	120,271
Sopra Steria Group	2,568	470,786
Stef S.A.	264	39,324
Technip Energies N.V.	12,275	482,796
Television Francaise 1 S.A.(a)	22,868	221,829
Tikehau Capital S.C.A.	2,261	43,326
Trigano S.A.	1,475	294,547
Ubisoft Entertainment S.A.(a)(b)	44,949	232,742
Vallourec SACA(a)	21,181	451,152
Verallia S.A.(a)(c)	8,557	224,817
Vicat S.A.	3,524	327,720
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
France-(continued)
Virbac SACA	354	$148,107
Vivendi SE	102,062	285,780
		12,417,729
Georgia-0.11%
Lion Finance Group PLC	3,070	425,358
Germany-3.82%
AIXTRON SE	11,894	273,854
Aroundtown S.A.(a)(b)	163,680	522,019
Auto1 Group SE(a)(b)(c)	7,526	248,450
Bechtle AG	11,976	622,995
Bilfinger SE	3,558	500,316
CANCOM SE	5,941	200,619
Carl Zeiss Meditec AG, BR	5,230	174,211
CECONOMY AG(b)	47,642	248,868
Cewe Stiftung & Co. KGaA	584	70,203
CTS Eventim AG & Co. KGaA	1,159	97,757
Deutsche Pfandbriefbank AG(c)	35,637	176,482
Deutz AG	36,421	468,089
Draegerwerk AG & Co. KGaA, Preference Shares	1,704	180,594
Duerr AG	10,511	281,171
DWS Group GmbH & Co. KGaA(c)	3,994	293,478
Evotec SE(b)	17,974	132,848
Fielmann Group AG	1,874	92,184
Fraport AG Frankfurt Airport Services Worldwide(b)	3,110	288,798
Gerresheimer AG(a)	7,182	215,298
Grand City Properties S.A.(b)	11,883	133,665
GRENKE AG	6,045	103,555
Hella GmbH & Co. KGaA	921	89,343
HelloFresh SE(a)(b)	42,713	281,574
Hensoldt AG(a)	1,517	151,250
HOCHTIEF AG	574	241,577
Hornbach Holding AG & Co. KGaA	1,659	159,100
HUGO BOSS AG	7,487	311,565
Jenoptik AG	9,372	296,847
JOST Werke SE(c)	1,162	86,500
Jungheinrich AG, Preference Shares	9,838	424,912
Kloeckner & Co. SE(a)	18,814	245,981
Krones AG	2,056	332,052
KSB SE & Co. KGaA, Preference Shares	87	111,069
KWS Saat SE & Co. KGaA	1,378	122,868
Mutares SE & Co. KGaA(a)	4,359	169,066
Nemetschek SE	1,264	110,842
Nordex SE(b)	7,235	290,715
Rational AG	200	160,845
SAF-Holland SE	8,311	167,684
Salzgitter AG	15,137	815,218
Sartorius AG, Preference Shares(a)	1,205	338,011
Scout24 SE(c)	2,726	272,389
Siltronic AG(a)	5,315	331,198
Sirius Real Estate Ltd.	135,945	183,739
Sixt SE	3,747	294,686
Softwareone Holding AG	23,698	244,827
Stabilus SE	6,797	156,604
STO SE & Co. KGaA, Preference Shares	264	37,143
Stroeer SE & Co. KGaA	2,448	98,229
Suedzucker AG(a)	17,639	202,681
TAG Immobilien AG	24,885	423,714
TeamViewer SE(a)(b)(c)	10,643	71,421
TUI AG(b)	58,598	627,040
	Shares	Value
Germany-(continued)
United Internet AG	20,746	$677,377
Wacker Chemie AG	6,339	516,674
Wacker Neuson SE	4,763	109,176
Wuestenrot & Wuerttembergische AG	2,575	46,001
		14,525,372
Hong Kong-1.79%
ASMPT Ltd.	62,021	827,365
Bank of East Asia Ltd. (The)	58,245	111,288
Cathay Pacific Airways Ltd.	163,673	256,704
Champion REIT(a)	114,084	36,906
CK Infrastructure Holdings Ltd.	50,941	418,520
Crystal International Group Ltd.(c)	116,203	109,605
CTF Services Ltd.	66,527	77,956
Dah Sing Financial Holdings Ltd.	24,269	117,394
DFI Retail Group Holdings Ltd.	44,617	183,716
Fortune REIT	147,249	95,730
Futu Holdings Ltd., ADR(b)	2,310	375,537
Grand Pharmaceutical Group Ltd.	152,375	152,520
Hang Lung Properties Ltd.	448,170	540,961
HK Electric Investments & HK Electric Investments Ltd.	168,510	144,101
HKBN Ltd.	183,700	164,734
Hutchison Port Holdings Trust, Class U	312,653	71,913
Hysan Development Co. Ltd.	101,721	279,450
Johnson Electric Holdings Ltd.	95,160	327,881
Luk Fook Holdings International Ltd.	68,257	280,495
Man Wah Holdings Ltd.(a)	319,591	198,287
Melco Resorts & Entertainment Ltd., ADR(b)	32,176	194,987
PAX Global Technology Ltd.	143,661	90,689
PCCW Ltd.	493,950	369,265
Power Assets Holdings Ltd.(a)	77,076	598,043
Skyworth Group Ltd.(b)	290,687	264,774
United Laboratories International Holdings Ltd. (The)(a)	130,526	198,801
Vitasoy International Holdings Ltd.	95,137	85,130
VTech Holdings Ltd.(a)	32,117	250,188
		6,822,940
Indonesia-0.12%
First Pacific Co. Ltd.	249,234	195,072
Nickel Industries Ltd.	423,197	269,527
		464,599
Ireland-0.30%
Cairn Homes PLC	72,942	180,742
Cimpress PLC(a)(b)	4,093	323,715
Glenveagh Properties PLC(b)(c)	92,415	215,052
Greencoat Renewables PLC	78,174	62,339
Greencore Group PLC	88,302	350,214
		1,132,062
Israel-2.78%
Airport City Ltd.(b)	6,562	122,437
Alony Hetz Properties & Investments Ltd.	17,201	227,651
Amot Investments Ltd.	21,708	168,604
Ashtrom Group Ltd.	5,274	116,951
Azrieli Group Ltd.	2,331	313,535
Bezeq The Israeli Telecommunication Corp. Ltd.	151,132	389,297
Big Shopping Centers Ltd.	898	216,646
Cellcom Israel Ltd.	11,414	135,939
Clal Insurance Enterprises Holdings Ltd.(a)	5,917	431,614
Cognyte Software Ltd.(b)	11,664	105,326
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Israel-(continued)
Delek Automotive Systems Ltd.	5,920	$44,339
Delek Group Ltd.	1,577	445,125
Elbit Systems Ltd.	1,154	818,666
Energean PLC(a)	13,924	162,156
Enlight Renewable Energy Ltd.(b)	4,368	247,237
Equital Ltd.(b)	1,124	52,764
FIBI Holdings Ltd.	1,813	161,826
First International Bank of Israel Ltd. (The)	4,642	395,294
Formula Systems 1985 Ltd.(a)	688	110,130
G City Ltd.	23,445	72,418
Harel Insurance Investments & Financial Services Ltd.	8,755	402,780
Isracard Ltd.(a)	34,779	165,464
Israel Corp. Ltd.	647	193,961
Kornit Digital Ltd.(b)	6,246	80,886
Melisron Ltd.	1,489	195,669
Migdal Insurance & Financial Holdings Ltd.(b)	41,849	225,218
Mivne Real Estate KD Ltd.	51,229	239,448
Mobileye Global, Inc., Class A(a)(b)	12,400	111,352
Nova Ltd.(b)	606	277,451
Orion Retail Properties Ltd.(b)	2,835	2,465
Partner Communications Co. Ltd.	12,215	148,871
Paz Retail and Energy Ltd.	759	186,298
Phoenix Finance Ltd.	12,974	631,613
Plus500 Ltd.	10,038	579,450
Radware Ltd.(b)	4,367	105,463
Reit 1 Ltd.	14,526	127,909
Shikun & Binui Ltd.(a)(b)	26,893	157,262
Shufersal Ltd.	20,478	265,266
Strauss Group Ltd.	5,266	199,346
Taboola.com Ltd.(b)	35,531	142,124
Tower Semiconductor Ltd.(b)	9,254	1,225,592
Wix.com Ltd.(a)(b)	1,879	163,172
		10,565,015
Italy-2.53%
ACEA S.p.A.	6,742	188,597
Amplifon S.p.A.	9,980	161,488
Azimut Holding S.p.A.	12,501	530,008
Banca Generali S.p.A.	4,432	299,712
Banca IFIS S.p.A.(a)	4,568	149,293
Banca Mediolanum S.p.A.	21,551	507,382
Banca Popolare di Sondrio S.p.A.	28,955	594,173
BFF Bank S.p.A.(b)(c)	20,987	201,979
Brembo N.V.	26,333	317,918
Credito Emiliano S.p.A.	7,432	137,193
Danieli & C. Officine Meccaniche S.p.A.(a)	6,991	518,006
Davide Campari-Milano N.V.(a)	51,863	370,979
De’ Longhi S.p.A.	7,749	343,805
DiaSorin S.p.A.	2,189	188,328
Enav S.p.A.(c)	32,795	189,965
ERG S.p.A.(a)	7,676	205,030
Infrastrutture Wireless Italiane S.p.A.(a)(c)	24,079	213,647
Interpump Group S.p.A.	7,423	432,208
Iren S.p.A.	126,227	405,499
Italgas S.p.A.	55,726	671,931
MFE-MediaForEurope N.V., Class A	81,469	305,008
OVS S.p.A.(c)	29,615	168,001
Piaggio & C S.p.A.(a)	52,042	108,017
Pirelli & C. S.p.A.(c)	73,334	554,224
Prada S.p.A.	36,880	188,602
Recordati Industria Chimica e Farmaceutica S.p.A.	6,124	338,653
	Shares	Value
Italy-(continued)
Reply S.p.A.	1,213	$159,605
Saipem S.p.A.(a)	173,056	641,460
Salvatore Ferragamo S.p.A.(a)(b)	15,768	124,667
SOL S.p.A.(a)	2,031	109,743
Technogym S.p.A.(c)	6,578	137,866
Webuild S.p.A.(a)	38,149	158,583
Webuild S.p.A., Wts., expiring 08/31/2030(b)(d)	6,553	0
		9,621,570
Ivory Coast-0.21%
Endeavour Mining PLC	14,363	788,499
Japan-28.77%
77 Bank Ltd. (The)	9,603	529,102
ABC-MART, Inc.	13,524	217,357
ACOM Co. Ltd.	62,118	206,154
Activia Properties, Inc.	261	244,547
ADEKA Corp.(a)	14,892	444,090
Advance Residence Investment Corp.(a)	244	265,670
AEON Financial Service Co. Ltd.	27,679	303,115
AEON REIT Investment Corp.	222	192,764
Aica Kogyo Co. Ltd.	10,337	235,396
Aichi Financial Group, Inc.(a)	7,092	252,445
Aichi Steel Corp.	12,474	249,196
Ain Holdings, Inc.	6,218	260,504
Aisan Industry Co. Ltd.	9,542	136,257
ALSOK Co. Ltd.	54,341	422,340
Amano Corp.	8,716	221,925
and St. HD Co. Ltd.	7,055	127,378
Anritsu Corp.	26,222	364,535
AOKI Holdings, Inc.	7,488	89,709
Aoyama Trading Co. Ltd.	12,762	217,318
Aozora Bank Ltd.(a)	19,543	317,644
Arata Corp.	2,915	58,345
Arclands Corp.	13,906	172,746
Arcs Co. Ltd.	4,760	107,286
ARE Holdings, Inc.	16,256	382,327
artience Co. Ltd.	7,770	186,884
As One Corp.	7,359	110,898
Asahi Intecc Co. Ltd.	11,398	190,622
Asics Corp.	19,552	472,195
ASKUL Corp.	10,215	90,517
Autobacs Seven Co. Ltd.	9,518	101,720
Awa Bank Ltd. (The)	3,506	118,279
Azbil Corp.	56,526	496,302
Bank of Nagoya Ltd. (The)	7,314	232,506
BayCurrent, Inc.	2,917	103,115
Belc Co. Ltd.	1,405	69,830
Bic Camera, Inc.(a)	23,994	267,487
BIPROGY, Inc.	9,425	314,013
Blue Zones Holdings Co. Ltd.	1,941	111,739
BML, Inc.	3,217	81,676
Bunka Shutter Co. Ltd.	5,486	71,963
C. Uyemura & Co. Ltd.	1,228	142,475
Calbee, Inc.(a)	15,465	303,570
Canon Marketing Japan, Inc.	8,189	358,433
Capcom Co. Ltd.	12,274	313,865
Casio Computer Co. Ltd.	46,288	454,025
CCI Group, Inc.	26,222	157,790
Chudenko Corp.	3,871	110,771
Chugin Financial Group, Inc.	19,024	345,455
Chugoku Marine Paints Ltd.(a)	5,937	167,989
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Citizen Watch Co. Ltd.	54,157	$480,202
CKD Corp.	12,094	323,643
Comforia Residential REIT, Inc.(a)	210	152,163
Cosmos Pharmaceutical Corp.	7,210	324,028
Create SD Holdings Co. Ltd.	5,355	112,847
Credit Saison Co. Ltd.	21,192	573,998
CyberAgent, Inc.	49,863	453,828
Dai-Dan Co. Ltd.(a)	12,675	220,569
Daido Steel Co. Ltd.	32,872	423,637
Daihen Corp.(a)	3,658	276,710
Daiichikosho Co. Ltd.	14,037	152,269
Daio Paper Corp.(a)	14,119	88,889
Daiseki Co. Ltd.	5,191	117,049
Daishi Hokuetsu Financial Group, Inc.(a)	30,852	369,013
Daiwa House REIT Investment Corp.	509	444,945
Daiwa Office Investment Corp.	74	176,873
Daiwa Securities Living Investments Corp.	236	175,709
DCM Holdings Co. Ltd.	14,853	157,114
DeNA Co. Ltd.	8,868	145,897
Dexerials Corp.	12,162	214,065
DMG Mori Co. Ltd.	21,639	383,128
Doutor Nichires Holdings Co. Ltd.	6,762	123,694
DTS Corp.	18,548	151,591
Duskin Co. Ltd.	5,828	160,594
DyDo Group Holdings, Inc.(a)	4,846	77,589
Eagle Industry Co. Ltd.(a)	3,685	74,048
Earth Corp.	1,994	63,227
EDION Corp.	16,805	230,779
Elecom Co. Ltd.	7,631	81,817
Exedy Corp.	8,492	313,949
Ezaki Glico Co. Ltd.	8,765	315,868
FCC Co. Ltd.	9,129	222,972
Ferrotec Corp.(a)	12,401	475,670
Food & Life Cos. Ltd.	4,516	247,509
FP Corp.	8,544	145,916
Frontier Real Estate Investment Corp.	275	162,535
Fuji Co. Ltd.(a)	6,444	88,105
Fuji Corp.	16,438	406,293
Fuji Oil Co. Ltd.	12,488	327,965
Fuji Seal International, Inc.	6,683	138,657
Fujimi, Inc.	7,676	136,126
Fukuda Denshi Co. Ltd.	803	44,174
Fukuoka REIT Corp.	92	111,288
Fukuyama Transporting Co. Ltd.	3,810	113,674
Furukawa Co. Ltd.	7,302	219,393
Fuyo General Lease Co. Ltd.	9,182	259,053
Glory Ltd.	9,814	256,462
GLP J-Reit	435	401,168
GMO Internet Group, Inc.	4,881	122,035
Goldwin, Inc.	8,521	142,669
GungHo Online Entertainment, Inc.(b)	8,302	141,558
Gunma Bank Ltd. (The)	37,870	478,318
H.U. Group Holdings, Inc.	11,635	242,452
H2O Retailing Corp.	23,459	322,286
Hachijuni Nagano Bank Ltd.	62,796	787,077
Hakuhodo DY Holdings, Inc.	40,479	303,439
Hamakyorex Co. Ltd.	7,062	84,040
Hamamatsu Photonics K.K.	48,428	542,901
Happinet Corp.	7,452	133,923
Hazama Ando Corp.	34,806	451,542
Heiwa Corp.	11,497	151,089
Heiwa Real Estate REIT, Inc.	104	102,910
	Shares	Value
Japan-(continued)
Heiwado Co. Ltd.	8,996	$171,981
Hikari Tsushin, Inc.	1,753	485,715
Hirogin Holdings, Inc.	38,269	434,836
Hirose Electric Co. Ltd.	4,075	441,370
Hisamitsu Pharmaceutical Co., Inc.	9,079	375,224
Hogy Medical Co. Ltd.(a)	3,302	143,355
Hokkaido Electric Power Co., Inc.(a)	79,670	542,443
Hokuetsu Corp.	13,191	77,787
Hokuhoku Financial Group, Inc.	17,954	619,059
Hokuriku Electric Power Co.(a)	56,416	357,989
Horiba Ltd.(a)	6,444	766,772
Hoshino Resorts REIT, Inc.	64	106,593
Hoshizaki Corp.(a)	11,944	395,011
Hosiden Corp.	11,309	189,007
House Foods Group, Inc.	9,889	192,163
Hulic Reit, Inc.	140	156,358
Hyakugo Bank Ltd. (The)	31,946	291,467
Hyakujushi Bank Ltd. (The)	4,351	236,034
IDOM, Inc.	18,286	180,606
Iino Kaiun Kaisha Ltd.(a)	15,552	158,317
Inaba Denki Sangyo Co. Ltd.	9,102	152,097
Inabata & Co. Ltd.	6,347	161,167
Industrial & Infrastructure Fund Investment Corp.(a)	248	240,952
Internet Initiative Japan, Inc.	11,229	182,028
Invincible Investment Corp.	554	235,390
ITO EN Ltd.	13,547	251,162
Itochu Enex Co. Ltd.	6,351	78,938
Itoham Yonekyu Holdings, Inc.(a)	6,389	249,539
Iyogin Holdings, Inc.	31,877	595,312
Izumi Co. Ltd.	9,108	180,762
J. Front Retailing Co. Ltd.	34,459	504,701
Jaccs Co. Ltd.	4,632	127,383
JAFCO Group Co. Ltd.	11,211	177,553
Japan Airport Terminal Co. Ltd.	3,676	115,481
Japan Aviation Electronics Industry Ltd.	12,500	195,924
Japan Excellent, Inc.(a)	143	138,725
Japan Hotel REIT Investment Corp.	372	200,653
Japan Lifeline Co. Ltd.	8,390	84,077
Japan Logistics Fund, Inc.(a)	238	155,989
Japan Petroleum Exploration Co. Ltd.	45,809	565,815
Japan Prime Realty Investment Corp.	376	255,820
Japan Real Estate Investment Corp.	686	555,255
Japan Steel Works Ltd. (The)	5,684	315,644
Japan Wool Textile Co. Ltd. (The)	4,970	60,089
Jeol Ltd.	6,571	265,953
Joyful Honda Co. Ltd.	9,699	133,844
Juroku Financial Group, Inc.	5,084	271,218
JVCKenwood Corp.	33,508	273,232
Kadokawa Corp.	9,883	209,569
Kaga Electronics Co. Ltd.	6,212	156,514
Kagome Co. Ltd.(a)	13,010	231,135
Kakaku.com, Inc.	7,205	98,654
Kaken Pharmaceutical Co. Ltd.	6,770	178,516
Kamigumi Co. Ltd.	12,309	432,159
Kanadevia Corp.	35,846	237,448
Kanamoto Co. Ltd.	4,692	113,533
Kandenko Co. Ltd.	15,717	567,684
Kanematsu Corp.	35,570	468,715
Kato Sangyo Co. Ltd.	2,022	85,384
KDX Realty Investment Corp.	221	239,861
Keihan Holdings Co. Ltd.	12,680	282,583
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Keikyu Corp.	30,746	$303,161
Keio Corp.	15,630	391,097
Keisei Electric Railway Co. Ltd.	45,386	359,808
Keiyo Bank Ltd. (The)(a)	17,920	216,009
Kewpie Corp.	19,842	558,649
Kinden Corp.	18,471	819,990
Kissei Pharmaceutical Co. Ltd.	4,446	132,854
Kitz Corp.	12,774	167,261
Kiyo Bank Ltd. (The)	7,144	175,035
Kobayashi Pharmaceutical Co. Ltd.	7,031	246,694
Kobe Bussan Co. Ltd.(a)	7,475	183,277
Koei Tecmo Holdings Co. Ltd.	7,933	88,279
Kohnan Shoji Co. Ltd.	4,171	105,311
Kokusai Electric Corp.	9,432	392,851
Kokuyo Co. Ltd.	56,070	329,576
Komeri Co. Ltd.	4,145	88,736
Konoike Transport Co. Ltd.	5,808	125,411
Kose Holdings Corp.(a)	8,055	288,302
Kraftia Corp.	9,754	510,337
Kumagai Gumi Co. Ltd.(a)	34,212	385,210
Kumiai Chemical Industry Co. Ltd.(a)	23,268	106,197
Kurabo Industries Ltd.	2,607	153,651
Kureha Corp.	10,147	289,102
Kusuri no Aoki Holdings Co. Ltd.(a)	5,192	136,524
KYB Corp.(a)	7,248	206,588
Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	7,905	169,404
Kyoritsu Maintenance Co. Ltd.	5,369	97,946
Kyoto Financial Group, Inc.	30,837	747,385
Kyushu Financial Group, Inc.	64,926	488,254
LaSalle Logiport REIT	181	184,303
Lasertec Corp.(a)	1,733	399,425
Life Corp.(a)	11,621	192,420
Lintec Corp.	10,352	320,422
Lion Corp.	46,137	496,189
M3, Inc.	23,499	290,895
Mabuchi Motor Co. Ltd.	38,966	367,229
Macnica Holdings, Inc.(a)	34,664	596,261
Makino Milling Machine Co. Ltd.	3,850	284,653
Maruha Nichiro Corp., Class C	29,688	268,251
Marui Group Co. Ltd.	17,073	335,200
Maruichi Steel Tube Ltd.	25,522	253,714
Maruwa Co. Ltd.	421	129,859
Maruzen Showa Unyu Co. Ltd.(a)	1,574	85,905
Max Co. Ltd.	4,113	174,487
McDonald’s Holdings Co. (Japan) Ltd.(a)	9,161	398,541
MCJ Co. Ltd.	10,101	103,267
Megmilk Snow Brand Co. Ltd.	8,670	189,436
Meidensha Corp.	6,769	266,139
Meiko Electronics Co. Ltd.(a)	2,225	183,065
MEITEC Group Holdings, Inc.	8,984	201,613
Menicon Co. Ltd.(a)	14,513	152,687
Milbon Co. Ltd.	5,478	90,295
MIRAIT ONE Corp.	14,076	338,861
Mitsubishi Estate Logistics REIT Investment Corp.	128	109,184
Mitsubishi Logistics Corp.	52,452	449,495
Mitsubishi Pencil Co. Ltd.	4,717	70,199
Mitsuboshi Belting Ltd.	3,629	94,846
Mitsui E&S Co. Ltd.	7,857	350,289
Mitsui Fudosan Accommodations Fund, Inc.	206	184,764
Mitsui Fudosan Logistics Park, Inc.(a)	220	164,732
Mitsui High-Tec, Inc.(a)	18,629	90,373
	Shares	Value
Japan-(continued)
Mitsui-Soko Holdings Co. Ltd.	9,893	$232,158
Mitsuuroko Group Holdings Co. Ltd.	2,002	28,252
Miura Co. Ltd.(a)	12,159	250,825
Mixi, Inc.	7,208	127,297
Mizuho Leasing Co. Ltd.	23,701	219,533
Mizuno Corp.	11,087	230,448
Mochida Pharmaceutical Co. Ltd.	1,334	31,375
Modec, Inc.	3,372	329,895
MonotaRO Co. Ltd.	8,631	116,800
Mori Hills REIT Investment Corp.(a)	158	148,691
Mori Trust REIT, Inc.(a)	270	136,075
Morinaga & Co. Ltd.	12,971	227,583
Morinaga Milk Industry Co. Ltd.	18,155	470,353
Morita Holdings Corp.	3,657	66,554
Musashi Seimitsu Industry Co. Ltd.	9,780	173,645
Musashino Bank Ltd. (The)	4,796	171,718
Nabtesco Corp.	26,186	711,879
Nakanishi, Inc.	8,131	114,374
Nankai Electric Railway Co. Ltd.	15,363	285,409
Nanto Bank Ltd. (The)	5,464	236,584
Nextage Co. Ltd.	9,405	199,893
NHK Spring Co. Ltd.	41,029	748,065
Nichias Corp.	9,235	464,811
Nichicon Corp.	14,457	158,726
Nichiha Corp.	3,230	71,327
Nifco, Inc.(a)	14,350	448,220
Nihon Kohden Corp.(a)	27,991	311,324
Nihon M&A Center Holdings, Inc.	28,129	129,606
Nihon Parkerizing Co. Ltd.	9,661	92,395
Nikkon Holdings Co. Ltd.(a)	15,010	356,973
Nippn Corp.	12,571	215,289
Nippon Densetsu Kogyo Co. Ltd.	4,283	96,922
Nippon Gas Co. Ltd.	12,781	243,178
Nippon Kayaku Co. Ltd.	25,908	302,070
Nippon Light Metal Holdings Co. Ltd.	12,133	214,746
Nippon Prologis REIT, Inc.	669	391,642
NIPPON REIT Investment Corp.	213	132,743
Nippon Shinyaku Co. Ltd.	14,989	501,953
Nippon Shokubai Co. Ltd.	39,489	570,595
Nippon Soda Co. Ltd.	7,273	174,135
Nipro Corp.(a)	25,833	238,166
Nishimatsu Construction Co. Ltd.	6,702	250,209
Nishimatsuya Chain Co. Ltd.(a)	8,249	114,479
Nishi-Nippon Financial Holdings, Inc.	20,099	488,397
Nishi-Nippon Railroad Co. Ltd.	9,939	183,633
Nisshin Oillio Group Ltd. (The)	4,595	168,311
Nisshinbo Holdings, Inc.	41,713	388,001
Nitta Corp.	1,666	44,037
Nitto Boseki Co. Ltd.(a)	3,156	302,166
Nitto Kogyo Corp.	4,581	122,951
NOF Corp.	26,070	505,161
Nojima Corp.	30,646	214,531
NOK Corp.	15,945	311,544
Nomura Co. Ltd.(a)	16,534	146,616
Nomura Real Estate Holdings, Inc.	92,382	615,891
Noritake Co. Ltd.	3,253	129,652
Noritsu Koki Co. Ltd.	10,350	148,004
North Pacific Bank Ltd.	61,749	370,090
NS Solutions Corp.(a)	6,635	175,861
NSD Co. Ltd.	5,448	114,715
NTN Corp.	199,313	479,249
NTT UD REIT Investment Corp.	151	139,690
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
OBIC Co. Ltd.	10,214	$284,808
Odakyu Electric Railway Co. Ltd.	43,772	470,369
Okamura Corp.	10,032	154,471
Okasan Securities Group, Inc.	19,228	110,466
OKUMA Corp.	12,450	309,996
Okumura Corp.	5,489	229,338
Open House Group Co. Ltd.	11,451	675,981
Open Up Group, Inc.	8,779	105,878
Organo Corp.	1,742	184,537
ORIX JREIT, Inc.	574	385,666
Osaka Soda Co. Ltd.	11,740	171,176
OSG Corp.(a)	17,171	290,901
PALTAC Corp.	3,969	124,609
Paramount Bed Holdings Co. Ltd.	7,058	160,737
Park24 Co. Ltd.	13,267	185,484
Penta-Ocean Construction Co. Ltd.	63,557	669,205
Pigeon Corp.	22,933	239,774
Pilot Corp.	4,589	144,749
Pola Orbis Holdings, Inc.(a)	20,091	176,328
Prima Meat Packers Ltd.	5,408	96,918
Raito Kogyo Co. Ltd.	7,862	178,354
Rakuten Bank Ltd.(b)	2,275	109,230
Rakuten Group, Inc.(b)	66,138	397,830
Relo Group, Inc.	8,916	101,611
Resorttrust, Inc.	13,666	159,760
Ricoh Leasing Co. Ltd.	1,767	68,697
Rinnai Corp.	17,933	472,544
Rohto Pharmaceutical Co. Ltd.	23,836	395,903
Saizeriya Co. Ltd.	3,649	148,085
Sakata INX Corp.	10,031	154,325
Sakata Seed Corp.	6,003	158,410
San-A Co. Ltd.	8,483	162,241
San-Ai Obbli Co. Ltd.	4,945	70,503
Sangetsu Corp.(a)	7,526	154,138
San-In Godo Bank Ltd. (The)	19,246	197,512
Sanken Electric Co. Ltd.(b)	4,490	212,326
Sanki Engineering Co. Ltd.	7,560	326,743
Sankyo Co. Ltd.	21,291	334,125
Sanyo Denki Co. Ltd.(a)	4,483	120,928
Sapporo Holdings Ltd.(a)	31,405	336,367
Sawai Group Holdings Co. Ltd.	20,932	322,111
Sega Sammy Holdings, Inc.	27,922	439,374
Seibu Holdings, Inc.	12,280	326,428
Seiko Group Corp.	5,112	256,197
Seiren Co. Ltd.	6,474	132,918
Sekisui House Reit, Inc.	482	283,959
Senko Group Holdings Co. Ltd.	25,059	313,156
Senshu Ikeda Holdings, Inc.	41,567	220,756
Seria Co. Ltd.	10,143	241,786
Seven Bank Ltd.	102,826	198,574
Shibuya Corp.(a)	1,866	42,631
Shiga Bank Ltd. (The)	5,728	293,897
Shikoku Electric Power Co., Inc.(a)	35,996	365,552
Shinmaywa Industries Ltd.	12,914	183,066
Ship Healthcare Holdings, Inc.	13,990	231,357
SHO-BOND Holdings Co. Ltd.	21,048	189,555
SKY Perfect JSAT Holdings, Inc.	19,309	280,014
Skylark Holdings Co. Ltd.(a)	16,991	347,336
Socionext, Inc.	30,502	409,478
Sotetsu Holdings, Inc.	12,480	226,293
Square Enix Holdings Co. Ltd.	25,725	446,007
Starts Corp., Inc.	3,902	124,192
	Shares	Value
Japan-(continued)
Sugi Holdings Co. Ltd.	18,867	$435,049
Sumitomo Bakelite Co. Ltd.	13,470	475,950
Sumitomo Densetsu Co. Ltd.	2,348	147,839
Sumitomo Osaka Cement Co. Ltd.	10,221	276,378
Sumitomo Pharma Co. Ltd.(a)(b)	51,739	772,425
Sumitomo Warehouse Co. Ltd. (The)	6,391	153,804
Sundrug Co. Ltd.	15,184	405,631
Suruga Bank Ltd.	17,714	223,208
SWCC Corp.	3,098	231,646
T Hasegawa Co. Ltd.	3,501	64,614
Tadano Ltd.	18,421	136,581
Taihei Dengyo Kaisha Ltd.	6,353	92,073
Taikisha Ltd.(a)	9,269	207,732
Taiyo Holdings Co. Ltd.	6,988	226,913
Takara Holdings, Inc.(a)	27,190	281,736
Takara Standard Co. Ltd.	4,947	94,767
Takasago International Corp.	10,867	106,459
Takasago Thermal Engineering Co. Ltd.	10,928	316,961
Takeuchi Manufacturing Co. Ltd.(a)	5,459	226,757
Takuma Co. Ltd.	11,743	190,445
Tamron Co. Ltd.	15,338	102,716
TBS Holdings, Inc.	13,656	531,200
THK Co. Ltd.	20,157	604,189
TKC Corp.	3,801	100,264
Toa Corp.	11,711	238,929
Toagosei Co. Ltd.	14,206	161,996
Tocalo Co. Ltd.	6,949	116,632
Toda Corp.	32,095	281,056
Toei Co. Ltd.	3,032	110,729
Toho Co. Ltd.	6,635	339,348
Toho Holdings Co. Ltd.(a)	10,824	324,645
Tokai Carbon Co. Ltd.	62,078	430,933
TOKAI Holdings Corp.	13,445	100,216
Tokai Rika Co. Ltd.	8,296	168,693
Tokai Tokyo Financial Holdings, Inc.	38,033	182,809
Token Corp.	1,316	126,874
Tokuyama Corp.	22,435	588,448
Tokyo Century Corp.	28,984	405,075
Tokyo Kiraboshi Financial Group, Inc.	4,214	276,022
Tokyo Metro Co. Ltd.(a)	14,348	153,704
Tokyo Ohka Kogyo Co. Ltd.	10,804	511,619
Tokyo Seimitsu Co. Ltd.	5,121	465,470
Tokyo Steel Manufacturing Co. Ltd.	23,452	229,721
Tokyu REIT, Inc.(a)	98	131,796
TOMONY Holdings, Inc.	32,339	183,616
Tomy Co. Ltd.	9,973	176,679
Topre Corp.	4,061	66,370
Toshiba TEC Corp.	6,278	105,919
Totetsu Kogyo Co. Ltd.	3,395	102,553
Towa Pharmaceutical Co. Ltd.	5,812	135,804
Transcosmos, Inc.	3,722	91,064
Trusco Nakayama Corp.	6,916	109,658
TS Tech Co. Ltd.	13,775	169,776
TSI Holdings Co. Ltd.(a)	15,678	107,287
Tsubakimoto Chain Co.	12,198	187,722
Tsumura & Co.(a)	12,274	325,513
TV Asahi Holdings Corp.	11,508	267,009
Tv Tokyo Holdings Corp.	3,228	95,788
UACJ Corp.	31,788	504,756
Ulvac, Inc.	10,645	573,406
United Super Markets Holdings, Inc.	20,805	125,805
United Urban Investment Corp.	328	380,179
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Ushio, Inc.	16,827	$303,473
USS Co. Ltd.	28,250	313,156
Valor Holdings Co. Ltd., Class C	4,940	112,207
Wacoal Holdings Corp.	7,062	199,764
Wacom Co. Ltd.	23,421	113,867
YAMABIKO Corp.	5,408	112,948
Yamaguchi Financial Group, Inc.	26,201	418,707
Yamato Kogyo Co. Ltd.	5,525	399,600
Yamazen Corp.	8,498	78,634
Yellow Hat Ltd.	10,669	116,859
Yodoko Ltd.	17,873	162,451
Yokogawa Bridge Holdings Corp.	5,972	120,588
Yoshinoya Holdings Co. Ltd.(a)	7,329	145,215
Yuasa Trading Co. Ltd.	1,659	61,000
Yurtec Corp.	7,309	128,924
Zenkoku Hosho Co. Ltd.	11,363	226,647
Zensho Holdings Co. Ltd.	4,706	255,877
Zeon Corp.	36,152	443,204
ZOZO, Inc.	17,021	141,040
		109,347,835
Luxembourg-0.11%
RTL Group S.A.(a)	9,665	422,921
Macau-0.09%
Sands China Ltd.	116,649	253,239
SJM Holdings Ltd.(a)(b)	312,593	95,966
		349,205
Mexico-0.18%
Fresnillo PLC	13,521	667,761
Netherlands-1.21%
Arcadis N.V.	6,668	300,547
Basic-Fit N.V.(b)(c)	4,031	154,224
BE Semiconductor Industries N.V.	2,573	502,635
Corbion N.V.	11,103	267,654
CTP N.V.(c)	10,125	221,533
Eurocommercial Properties N.V.	5,606	165,973
Euronext N.V.(c)	3,453	485,360
Flow Traders Ltd.(a)(b)	6,398	208,898
Fugro N.V.(a)	21,893	303,629
Koninklijke BAM Groep N.V.	44,970	473,344
Koninklijke Heijmans N.V, CVA	2,801	229,055
Koninklijke Vopak N.V.	7,377	369,514
OCI N.V.(b)	51,646	207,204
Redcare Pharmacy N.V.(a)(b)(c)	1,092	80,988
TKH Group N.V., CVA	8,430	371,289
Van Lanschot Kempen N.V., CVA	4,234	257,678
		4,599,525
New Zealand-0.67%
a2 Milk Co. Ltd. (The)(a)	43,511	259,753
Air New Zealand Ltd.	91,488	32,085
Auckland International Airport Ltd.	91,770	459,379
Chorus Ltd.	33,682	193,479
Contact Energy Ltd.	51,783	293,174
Fisher & Paykel Healthcare Corp. Ltd.	22,433	526,459
Genesis Energy Ltd.	18,971	27,891
Kiwi Property Group Ltd.	62,582	38,170
Mercury NZ Ltd.	45,165	173,092
Meridian Energy Ltd.	62,554	213,177
Precinct Properties Group	64,370	45,392
Ryman Healthcare Ltd.(b)	53,746	90,488
SKYCITY Entertainment Group Ltd.(b)	57,826	32,380
	Shares	Value
New Zealand-(continued)
Vector Ltd.	6,746	$19,677
Xero Ltd.(b)	2,015	132,112
		2,536,708
Nigeria-0.18%
Airtel Africa PLC(c)	156,045	682,301
Norway-2.20%
Aker Solutions ASA, Class A	62,358	228,606
Austevoll Seafood ASA	13,980	134,831
BlueNord ASA(b)	1,929	90,459
Bonheur ASA	1,160	30,465
Borregaard ASA	7,815	157,788
DNO ASA	223,319	380,565
DOF Group ASA	12,557	147,450
Elkem ASA(b)(c)	111,583	332,560
Entra ASA(c)	8,225	96,644
Europris ASA(c)	19,086	175,916
Frontline PLC	19,140	547,021
Gjensidige Forsikring ASA	14,996	428,223
Hoegh Autoliners ASA	26,899	300,715
Kongsberg Gruppen ASA	11,171	384,993
Leroy Seafood Group ASA	55,348	273,640
MPC Container Ships ASA	137,390	267,137
Norconsult Norge AS	23,415	110,781
Nordic Semiconductor ASA(b)	12,905	173,875
Odfjell Drilling Ltd.	16,869	168,455
Opera Ltd., ADR(a)	8,846	109,867
SalMar ASA	5,518	329,787
SFL Corp. Ltd.(a)	27,024	239,433
SpareBank 1 Nord Norge	9,282	141,967
SpareBank 1 Oestlandet	3,485	71,072
SpareBank 1 SMN	12,178	245,487
SpareBank 1 Sør-Norge ASA, Class B	20,856	421,819
Sparebanken Norge	9,960	199,076
Stolt-Nielsen Ltd.(a)	5,944	187,070
Storebrand ASA	34,261	601,527
TGS ASA	35,846	379,067
TOMRA Systems ASA	15,216	202,520
Var Energi ASA	145,199	532,650
Veidekke ASA	6,905	127,666
Wilh Wilhelmsen Holding ASA, Class A	1,816	129,718
		8,348,850
Philippines-0.00%
Maynilad Water Services, Inc.(b)	1,158	356
Poland-0.97%
Alior Bank S.A.	8,017	262,904
Allegro.eu S.A.(a)(b)(c)	25,419	209,797
Asseco Poland S.A.	5,813	355,655
Bank Handlowy w Warszawie S.A.	2,308	75,305
Bank Millennium S.A.(b)	38,099	185,172
Budimex S.A.(a)	760	147,610
CD Projekt S.A.(a)	1,746	128,052
Cyfrowy Polsat S.A.(a)(b)	36,984	139,709
Dino Polska S.A.(a)(b)(c)	18,154	192,966
Enea S.A.	21,296	132,127
Eurocash S.A.(b)	12,973	24,938
Grupa Azoty S.A.(a)(b)	8,176	41,032
Grupa Kety S.A.	708	204,132
Jastrzebska Spolka Weglowa S.A.(b)	18,244	152,372
KRUK S.A.(a)	1,528	211,087
LPP S.A.(a)	66	366,203
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Poland-(continued)
mBank S.A.(b)	682	$199,877
Orange Polska S.A.(a)	52,757	171,378
Santander Bank Polska S.A.	3,058	482,011
		3,682,327
Portugal-0.49%
Banco Comercial Portugues S.A., Class R	655,310	711,883
Navigator Co. S.A. (The)(a)	46,334	176,022
NOS SGPS S.A.	45,768	238,787
REN - Redes Energeticas Nacionais SGPS S.A.	75,354	308,208
Sonae SGPS S.A.	195,265	411,259
		1,846,159
Singapore-2.62%
BW LPG Ltd.(c)	25,064	398,079
CapitaLand Ascott Trust	328,861	254,435
CapitaLand India Trust	134,972	132,018
CapitaLand Integrated Commercial Trust	404	760
CapitaLand Investment Ltd.(a)	222,512	540,046
CDL Hospitality Trusts	91,625	62,548
City Developments Ltd.	88,507	646,489
ESR-REIT	63,633	136,967
Frasers Centrepoint Trust	104,310	184,116
Frasers Logistics & Commercial Trust(c)	515,254	410,546
Genting Singapore Ltd.	768,749	444,920
Grab Holdings Ltd., Class A(a)(b)	105,702	454,519
Hafnia Ltd.	57,380	352,883
IGG, Inc.	152,919	72,149
Jardine Cycle & Carriage Ltd.	8,923	223,103
Kenon Holdings Ltd.	2,675	191,336
Keppel DC REIT	99,781	179,235
Keppel Infrastructure Trust	353,450	144,657
Keppel REIT	282,819	219,825
Kulicke & Soffa Industries, Inc.	12,423	712,211
Lendlease Global Commercial REIT	247,522	124,513
Mapletree Industrial Trust(a)	219,527	364,807
Mapletree Logistics Trust	425,205	453,498
Mapletree Pan Asia Commercial Trust	382,842	440,136
NetLink NBN Trust(c)	264,909	204,293
SATS Ltd.	73,796	220,386
Seatrium Ltd.(a)	158,020	262,700
Sembcorp Industries Ltd.(a)	71,993	341,971
Sheng Siong Group Ltd.	63,431	136,003
Singapore Exchange Ltd.	42,403	588,976
Singapore Post Ltd.(a)	435,405	135,522
Singapore Technologies Engineering Ltd.	87,305	672,804
Suntec REIT	240,270	272,076
		9,978,527
South Africa-0.04%
Scatec ASA(b)(c)	13,538	162,261
South Korea-7.98%
Amorepacific Corp.	5,233	503,709
AMOREPACIFIC Holdings Corp.	8,707	173,082
Asiana Airlines, Inc.(b)	6,955	36,800
BGF retail Co. Ltd.	2,262	190,495
BH Co. Ltd.(a)(b)	9,221	116,654
Binggrae Co. Ltd.	1,669	86,505
Cheil Worldwide, Inc.	14,294	217,701
Chong Kun Dang Pharmaceutical Corp.(a)(b)	1,728	102,437
CJ ENM Co. Ltd.(b)	3,991	206,756
CJ Logistics Corp.	3,379	243,086
	Shares	Value
South Korea-(continued)
Com2uSCorp.(a)(b)	2,758	$70,446
Coway Co. Ltd., (Acquired 03/18/2022 - 12/19/2025; Cost $345,216)(b)(e)	7,608	440,200
Daeduck Electronics Co. Ltd.	7,389	321,082
Daesang Corp.	6,931	104,331
Daewoo Engineering & Construction Co. Ltd.(a)(b)	64,888	222,861
Daishin Securities Co. Ltd.	10,306	223,611
Daou Technology, Inc.	4,541	167,118
DB HiTek Co. Ltd.	6,142	448,126
Delivery Hero SE(b)(c)	10,334	289,253
DL Holdings Co. Ltd.(b)	4,315	123,677
Dongjin Semichem Co. Ltd.	5,628	216,618
Dongwon Industries Co. Ltd.	2,359	67,911
Doosan Bobcat, Inc.(b)	14,475	589,306
Doosan Co. Ltd.	1,087	637,043
DoubleDown Interactive Co. Ltd., ADR(b)	2,031	17,182
Ecopro BM Co. Ltd.(b)	1,485	237,875
Ecopro Co. Ltd.	4,738	531,525
F&F Co. Ltd.(b)	2,334	117,978
Gravity Co. Ltd., ADR(b)	827	57,510
Green Cross Corp.(b)	1,112	127,006
Green Cross Holdings Corp.(b)	4,051	43,861
GS Retail Co. Ltd.	9,969	153,207
Hanmi Pharm Co. Ltd.(b)	477	160,602
Hanon Systems(a)(b)	67,966	154,474
Hansol Chemical Co. Ltd.	1,202	234,033
Hanwha Aerospace Co. Ltd.(b)	784	705,742
Hanwha Life Insurance Co. Ltd.(b)	74,370	179,808
Hanwha Systems Co. Ltd.(b)	3,973	259,843
Harim Holdings Co. Ltd., Class C(a)(b)	15,616	155,519
HD Construction Equipment Co. Ltd.	7,197	541,780
HD Hyundai Electric Co. Ltd.	321	196,659
HD Hyundai Heavy Industries Co. Ltd.	993	395,244
HDC Holdings Co. Ltd.	8,736	114,929
HDC Hyundai Development Co-Engineering & Construction, Class E	13,407	191,302
Hite Jinro Co. Ltd.(a)(b)	7,524	91,827
HL Mando Co. Ltd.(a)	12,503	553,995
Hotel Shilla Co. Ltd.(b)	6,348	203,289
HS Hyosung Advanced Materials Corp.(b)	811	132,748
HYBE Co. Ltd.(b)	684	176,781
Hyosung Corp.(b)	1,204	127,123
Hyosung TNC Corp.(a)(b)	897	233,766
Hyundai Department Store Co. Ltd.	3,526	229,142
Hyundai Elevator Co. Ltd.	2,390	156,181
Hyundai Green Food Co. Ltd.	2,625	27,834
Hyundai Marine & Fire Insurance Co. Ltd.(a)(b)	21,138	412,115
Hyundai Rotem Co. Ltd.	1,640	262,228
Hyundai Wia Corp.(a)	5,084	303,554
iM Financial Group Co. Ltd.	30,209	324,825
JB Financial Group Co. Ltd.	23,818	415,571
KakaoBank Corp.	9,639	152,898
Kangwon Land, Inc.	16,518	199,777
KCC Corp.	1,355	458,247
KCC Glass Corp.	1,530	28,561
KEPCO Plant Service & Engineering Co. Ltd.(b)	3,729	144,554
KIWOOM Securities Co. Ltd.	1,601	492,114
Kolon Industries, Inc.	7,158	271,975
Korea Aerospace Industries Ltd.	3,296	384,146
Korea Electric Terminal Co. Ltd.	1,384	71,776
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
Korea Investment Holdings Co. Ltd.	6,723	$1,005,725
Korea Petrochemical Ind Co. Ltd.(a)(b)	1,720	186,606
Korean Reinsurance Co.	15,092	123,296
Krafton, Inc.(b)	2,151	377,621
Kumho Tire Co., Inc.(b)	27,665	115,494
L&F Co. Ltd.(b)	1,933	168,380
LF Corp.	2,943	39,245
LG Energy Solution Ltd.(b)	1,218	334,812
LOTTE Chilsung Beverage Co. Ltd.	1,013	93,752
LOTTE Corp.	9,807	213,099
LOTTE Fine Chemical Co. Ltd.	3,636	119,479
Lotte Rental Co. Ltd.	2,296	49,120
LOTTE Shopping Co. Ltd.	3,630	211,823
LS Electric Co. Ltd.(b)	882	343,715
LX International Corp.	8,991	238,662
LX Semicon Co. Ltd.	2,669	101,228
Macquarie Korea Infrastructure Fund	38,168	296,645
Meritz Financial Group, Inc.	5,559	449,474
Mirae Asset Securities Co. Ltd.	34,593	1,025,528
Misto Holdings Corp.	6,168	200,850
NCSoft Corp.	3,850	626,089
Netmarble Corp., (Acquired 09/27/2022 - 12/19/2025; Cost $215,485)(b)(c)(e)	5,494	200,972
NH Investment & Securities Co. Ltd.	23,353	437,831
NHN Corp.(a)	5,384	120,443
NongShim Co. Ltd.(b)	761	214,513
OCI Holdings Co. Ltd.(a)(b)	4,382	349,522
Orion Corp.	3,228	262,761
Orion Holdings Corp.	7,707	111,579
Otoki Corp.	264	70,634
Pan Ocean Co. Ltd.(a)(b)	91,152	296,941
Poongsan Corp.	3,917	357,156
POSCO Future M Co. Ltd.(b)	1,180	182,574
Posco International Corp.	12,238	528,439
S-1 Corp.	2,249	124,531
Samsung Biologics Co. Ltd.(b)(c)	137	165,566
Samsung Card Co. Ltd.(a)	3,575	140,934
Samsung Episholdings Co. Ltd.(b)	74	31,155
Samsung Heavy Industries Co. Ltd.(b)	26,947	549,211
Samsung Securities Co. Ltd.	8,837	554,682
Samyang Biopharmaceuticals Corp.(b)	840	55,790
Samyang Holdings Corp.(b)	790	33,306
SD Biosensor, Inc.(b)	8,881	55,500
SeAH Steel Holdings Corp.	521	49,138
Seegene, Inc.	9,848	194,818
SFA Engineering Corp.	4,722	110,236
Shinsegae, Inc.(a)	1,795	397,677
SK Chemicals Co. Ltd.	2,757	128,129
SK Discovery Co. Ltd.	1,534	61,586
SK Gas Ltd.	612	98,782
SK Networks Co. Ltd.	18,852	73,169
SKC Co. Ltd.(b)	1,682	135,844
SL Corp.(b)	4,844	186,531
Soulbrain Co. Ltd.	686	230,208
Taihan Cable & Solution Co. Ltd.(b)	10,813	219,464
WONIK IPS Co. Ltd.(b)	6,542	514,654
Youngone Corp.	2,901	183,240
Youngone Holdings Co. Ltd.	802	115,197
Yuhan Corp.(b)	3,005	224,611
		30,317,881
Spain-1.46%
Acciona S.A.(a)	3,075	663,265
	Shares	Value
Spain-(continued)
Almirall S.A.(a)	9,642	$144,858
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	17,442	108,932
Befesa S.A.(c)	6,594	242,386
CIE Automotive S.A.(a)	6,252	213,749
Colonial SFL Socimi S.A.(a)	60,325	374,472
Construcciones y Auxiliar de Ferrocarriles S.A.	2,735	182,985
Corporacion ACCIONA Energias Renovables S.A.(a)	6,701	170,242
Ebro Foods S.A.	5,079	111,099
EDP Renovaveis S.A.	35,231	537,150
Elecnor S.A.	4,572	146,261
Faes Farma S.A.	25,953	161,493
Fluidra S.A.	8,398	245,170
Gestamp Automocion S.A.(c)	56,849	204,563
Indra Sistemas S.A.(a)	7,179	465,691
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	53,364	74,694
Logista Integral S.A.	6,591	241,290
Sacyr S.A.	53,448	252,417
Unicaja Banco S.A.(c)	125,726	432,412
Vidrala S.A.(a)	2,011	210,858
Viscofan S.A.	5,670	381,898
		5,565,885
Sweden-3.26%
AAK AB(a)	14,177	399,176
AcadeMedia AB(a)(c)	13,117	139,856
AddLife AB, Class B	5,646	87,030
Addtech AB, Class B	6,165	201,421
AFRY AB(a)	16,281	259,959
Alleima AB(a)	27,512	241,949
Arjo AB, Class B	37,772	113,939
Atea ASA(b)	7,602	122,053
Atrium Ljungberg AB(a)	28,724	109,472
Attendo AB(c)	15,706	157,764
Avanza Bank Holding AB(a)	3,169	124,243
Axfood AB(a)	10,777	371,539
Beijer Ref AB(a)	17,524	251,009
Betsson AB, Class B	13,014	153,759
Bilia AB, Class A	8,357	119,152
Bravida Holding AB(c)	26,750	265,188
Catena AB(a)	2,258	117,944
Corem Property Group AB, Class B(a)	227,129	105,799
Dios Fastigheter AB	15,493	112,907
Dometic Group AB(a)(c)	81,374	352,406
Electrolux Professional AB(a)	14,874	103,127
Elekta AB, Class B	66,848	432,394
Embracer Group AB, Class A(a)(b)	20,338	112,097
Fabege AB(a)	33,237	308,922
Fastighets AB Balder, Class B(a)(b)	55,647	422,343
Getinge AB, Class B(a)	26,108	575,657
Granges AB	15,226	257,093
Hexpol AB(a)	37,054	305,168
Hufvudstaden AB, Class A(a)	11,966	166,381
Indutrade AB	11,903	281,173
Inwido AB(a)	7,598	131,595
JM AB(a)	18,255	282,670
Lifco AB, Class B	4,812	166,382
Lindab International AB(a)	7,693	162,733
Loomis AB	10,391	433,879
MEKO AB	6,974	55,780
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Sweden-(continued)
Munters Group AB(c)	6,441	$127,963
Mycronic AB	5,642	130,679
NCC AB, Class B	15,985	411,879
New Wave Group AB, Class B(a)	8,477	102,282
Nolato AB, Class B(a)	17,452	114,771
Nyfosa AB	14,690	117,509
Pandox AB	5,865	127,334
Peab AB, Class B	30,095	302,668
Ratos AB, Class B	45,285	194,769
Saab AB, Class B	10,636	835,031
Sagax AB, Class B(a)	9,770	216,784
Samhallsbyggnadsbolaget i Norden AB, Class B(a)(b)	499,687	276,902
Scandic Hotels Group AB(c)	15,118	152,013
Sweco AB, Class B	12,556	209,315
Swedish Orphan Biovitrum AB, Class B(b)	11,680	446,321
Thule Group AB(a)(c)	10,700	257,947
Wallenstam AB, Class B(a)	32,889	150,714
Wihlborgs Fastigheter AB	21,873	227,404
		12,406,244
Switzerland-3.56%
Accelleron Industries AG(b)	2,622	252,132
Allreal Holding AG(b)	1,639	481,297
ALSO Holding AG	967	250,169
Aryzta AG(b)	3,424	243,654
Avolta AG(b)	8,145	500,592
Bachem Holding AG(a)(b)	1,579	143,691
Banque Cantonale Vaudoise(a)	2,258	306,766
Belimo Holding AG	346	379,921
Bell Food Group AG(b)	111	31,973
BKW AG(b)	1,791	339,928
Bossard Holding AG, Class A(a)	579	114,230
Burckhardt Compression Holding AG	160	111,046
Cembra Money Bank AG	2,713	348,159
Comet Holding AG	524	203,677
CRISPR Therapeutics AG(a)(b)	6,944	346,922
Daetwyler Holding AG, BR(a)	705	144,651
dormakaba Holding AG	2,494	188,286
EFG International AG(b)	6,548	167,986
Emmi AG(a)(b)	261	265,449
EMS-Chemie Holding AG	457	356,687
Flughafen Zureich AG(b)	1,089	339,541
Forbo Holding AG(a)	176	208,663
Galderma Group AG, Class A	1,490	278,817
Garrett Motion, Inc.	12,114	218,537
Georg Fischer AG(a)	5,638	377,242
Huber + Suhner AG	1,914	388,624
Inficon Holding AG	1,047	166,334
International Workplace Group PLC	131,519	447,139
Interroll Holding AG, Class R	58	140,215
Kardex Holding AG	316	111,519
Landis+Gyr Group AG(b)	5,987	422,219
Luzerner Kantonalbank AG(a)	1,199	153,343
Mobimo Holding AG(b)	589	297,767
OC Oerlikon Corp. AG(a)	45,745	210,635
On Holding AG, Class A(b)	3,158	142,900
SFS Group AG(b)	1,499	220,932
Siegfried Holding AG(b)	1,722	212,565
SIG Group AG(a)(b)	34,898	542,095
St Galler Kantonalbank AG(a)	211	162,806
Stadler Rail AG(a)	8,016	206,169
Straumann Holding AG(a)(b)	3,229	389,864
	Shares	Value
Switzerland-(continued)
Sulzer AG	1,226	$265,192
Swissquote Group Holding S.A.	216	123,449
Tecan Group AG, Class R(b)	1,499	265,131
Temenos AG	3,314	294,012
TORM PLC, Class A	14,423	355,869
Valiant Holding AG	1,687	339,974
VAT Group AG(c)	956	620,622
Vaudoise Assurances Holding S.A.(b)	110	105,179
Vontobel Holding AG, Class R	3,855	333,541
		13,518,111
Taiwan-0.07%
FIT Hon Teng Ltd.(b)(c)	421,184	263,356
Turkey-0.24%
Eldorado Gold Corp.(b)	21,006	906,229
United Kingdom-7.12%
4imprint Group PLC	2,874	161,480
AG Barr PLC	10,265	89,828
Allfunds Group PLC	41,377	402,443
Ashmore Group PLC(a)	82,697	269,072
Auto Trader Group PLC(c)	25,506	188,553
Babcock International Group PLC	29,850	590,214
Beazley PLC	47,498	740,011
Big Yellow Group PLC	22,815	323,885
Bodycote PLC	26,057	267,318
Breedon Group PLC	51,449	237,648
Bridgepoint Group PLC(c)	26,045	97,156
Chemring Group PLC	32,213	220,848
Clarkson PLC	3,448	198,533
Close Brothers Group PLC(a)(b)	65,112	453,288
Coats Group PLC	193,667	226,019
Computacenter PLC	9,849	452,053
Convatec Group PLC(c)	127,812	404,309
Cranswick PLC	6,654	481,661
CVS Group PLC	6,311	112,939
Derwent London PLC	18,099	480,749
Diploma PLC	4,468	326,429
Domino’s Pizza Group PLC	60,071	150,318
Dr. Martens PLC(a)	100,926	93,309
Dunelm Group PLC	14,825	187,773
easyJet PLC	80,999	531,485
Elementis PLC	70,743	156,369
Endava PLC, ADR(a)(b)	12,498	78,987
Firstgroup PLC	110,542	283,561
Frasers Group PLC(a)(b)	21,406	204,494
Future PLC	20,658	153,333
Games Workshop Group PLC	1,336	312,562
Gamma Communications PLC	9,012	112,572
GB Group PLC	33,428	109,940
Genuit Group PLC	36,324	165,853
Genus PLC	6,548	284,620
Grafton Group PLC	26,180	335,687
Grainger PLC	92,370	246,565
Great Portland Estates PLC	42,630	219,419
Greggs PLC(a)	13,974	308,349
Hammerson PLC	51,629	251,408
Harbour Energy PLC	134,945	433,452
Hikma Pharmaceuticals PLC	21,965	462,060
Hill & Smith PLC	6,760	207,154
Hilton Food Group PLC	13,433	87,134
Howden Joinery Group PLC	50,295	577,818
Hunting PLC	28,396	173,255
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Ibstock PLC(a)(c)	76,312	$133,151
InterContinental Hotels Group PLC	3,527	476,499
J D Wetherspoon PLC(a)	12,098	111,257
James Halstead PLC(a)	18,700	35,423
JET2 PLC	15,284	259,839
Just Group PLC	78,533	233,332
Keller Group PLC	12,412	302,964
Kier Group PLC	98,909	303,949
Lancashire Holdings Ltd.	30,025	254,294
LondonMetric Property PLC	164,020	451,533
Marshalls PLC	58,077	124,751
Mitchells & Butlers PLC(b)	24,849	90,056
Mitie Group PLC	140,594	322,324
Molten Ventures PLC(b)	22,575	156,938
MONY Group PLC	74,947	191,865
Morgan Advanced Materials PLC(a)	52,031	163,422
Morgan Sindall Group PLC	6,016	408,097
Ninety One PLC	49,795	173,846
Ocado Group PLC(a)(b)	62,492	187,815
OSB Group PLC	64,436	540,108
Oxford Instruments PLC	5,282	183,301
PageGroup PLC(a)	50,667	143,579
Paragon Banking Group PLC	23,386	285,396
Pepco Group N.V.(a)(c)	20,729	170,192
Petrofac Ltd.(a)(b)(d)	387,808	1,058
Pets at Home Group PLC	94,742	266,097
Polar Capital Holdings PLC	13,522	109,455
Premier Foods PLC	85,404	221,648
Primary Health Properties PLC	264,693	376,786
QinetiQ Group PLC	58,152	401,775
Rathbones Group PLC	5,234	158,877
Renew Holdings PLC	10,215	131,347
Renishaw PLC	3,834	199,914
Rightmove PLC	18,945	128,612
Rotork PLC	72,370	352,195
RWS Holdings PLC(a)	79,548	91,953
Safestore Holdings PLC	30,217	344,380
Savills PLC	18,808	278,365
Senior PLC	64,665	217,002
Serco Group PLC	177,885	732,466
Serica Energy PLC	64,221	190,249
Shaftesbury Capital PLC	123,266	243,189
Softcat PLC	6,722	132,020
Spirax Group PLC	5,881	587,680
Spire Healthcare Group PLC(c)	40,915	114,988
SSP Group PLC	97,312	244,348
Supermarket Income REIT PLC	126,338	145,057
Telecom Plus PLC(a)	7,775	142,442
THG PLC(a)(b)	313,598	160,345
TP ICAP Group PLC	118,920	416,025
Tritax Big Box REIT PLC	204,914	466,467
Unite Group PLC (The)	49,516	386,203
Vesuvius PLC	42,100	265,685
Victrex PLC	13,435	121,077
	Shares	Value
United Kingdom-(continued)
Watches of Switzerland Group PLC(b)(c)	34,936	$249,546
WH Smith PLC	15,141	140,247
Workspace Group PLC	26,899	154,780
Yellow Cake PLC(b)(c)	17,524	164,063
Zigup PLC	36,898	193,030
		27,085,215
United States-1.76%
Alkermes PLC(b)	12,827	434,707
Atlassian Corp., Class A(b)	2,281	269,568
Bausch + Lomb Corp.(b)	9,323	152,153
Burford Capital Ltd.(a)	18,794	179,600
Buzzi S.p.A.	9,231	527,350
Carnival PLC, ADR(b)	9,839	293,104
Coffee Stain Studios AB(a)(b)	20,338	42,595
Constellium SE(b)	29,252	657,292
Curaleaf Holdings, Inc.(b)	51,733	114,992
CyberArk Software Ltd.(b)	390	168,024
Diversified Energy Co.(a)	18,574	242,988
Dole PLC	21,458	341,826
Ferrovial SE	9,843	667,259
Galaxy Digital, Inc.(b)	1,919	54,559
GFL Environmental, Inc.	7,938	342,867
Inmode Ltd.(b)	7,911	124,282
Monday.com Ltd.(b)	436	50,031
Oracle Corp.	2,100	142,557
Reliance Worldwide Corp. Ltd.	103,328	270,124
RHI Magnesita N.V.(a)	1,734	66,023
Samsonite Group S.A.(c)	144,710	367,774
Sinch AB(a)(b)(c)	127,487	384,388
SolarEdge Technologies, Inc.(a)(b)	21,568	667,530
Titan S.A.	2,119	143,496
		6,705,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $310,434,389)		379,512,631
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.62%
Invesco Private Government Fund, 3.65%(f)(g)(h)	15,439,207	15,439,207
Invesco Private Prime Fund, 3.80%(f)(g)(h)	40,107,160	40,119,192
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,558,586)		55,558,399
TOTAL INVESTMENTS IN SECURITIES-114.45% (Cost $365,992,975)		435,071,030
OTHER ASSETS LESS LIABILITIES-(14.45)%		(54,931,273)
NET ASSETS-100.00%		$380,139,757
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $14,405,098, which represented 3.79% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at January 31, 2026 was $641,172, which represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,604,394	$(5,604,394)	$-	$-	$-	$2,430
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,588,985	13,436,660	(12,586,438)	-	-	15,439,207	143,158 *
Invesco Private Prime Fund	37,890,365	30,224,810	(27,995,982)	(228)	227	40,119,192	386,995 *
Total	$52,479,350	$49,265,864	$(46,186,814)	$(228)	$227	$55,558,399	$532,583

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Emerging Markets ETF (PXH)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.59%
Brazil-12.34%
Ambev S.A.	1,692,177	$4,799,654
AXIA Energia	514,862	5,346,725
AXIA Energia, Preference Shares(a)	134,340	1,354,803
B3 S.A. - Brasil, Bolsa, Balcao	1,160,982	3,581,259
Banco Bradesco S.A., Preference Shares	3,846,006	15,654,208
Banco do Brasil S.A.	1,992,596	9,598,470
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	99,199	2,675,732
Cia Energetica de Minas Gerais, Preference Shares	1,181,708	2,591,133
Cia Paranaense de Energia	791,980	1,993,734
Cia Siderurgica Nacional S.A.(a)	1,557,282	2,995,259
Cosan S.A.(a)	1,371,565	1,545,632
Equatorial S.A.	354,300	2,769,137
Gerdau S.A., Preference Shares	1,695,554	7,260,807
Hapvida Participacoes e Investimentos S.A.(a)(b)	338,186	839,724
Itau Unibanco Holding S.A., Preference Shares	1,954,985	16,989,967
Itausa S.A., Preference Shares	1	3
Klabin S.A.	401,117	1,467,926
Localiza Rent a Car S.A.	262,400	2,425,254
Localiza Rent a Car S.A., Preference Shares(a)	10,019	89,292
Metalurgica Gerdau S.A., Preference Shares	1,895,055	3,572,536
Natura Cosmeticos S.A.(a)	287,400	481,420
Petroleo Brasileiro S.A., Preference Shares	9,707,345	70,011,623
Suzano S.A.	292,368	2,754,727
Telefonica Brasil S.A.	418,680	2,989,229
Ultrapar Participacoes S.A.	816,592	3,958,534
Vale S.A.	3,493,361	56,261,558
Vibra Energia S.A.	1,612,003	8,855,079
WEG S.A.	183,400	1,811,739
		234,675,164
Chile-0.76%
Banco de Chile	10,746,243	2,396,274
Cencosud S.A.	549,480	1,861,278
Empresas CMPC S.A.	478,338	725,925
Empresas COPEC S.A.	120,272	1,037,864
Enel Americas S.A.	6,789,185	648,814
Falabella S.A.	259,481	2,038,688
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares(a)	74,580	5,812,927
		14,521,770
China-38.42%
Agricultural Bank of China Ltd., H Shares	15,575,160	10,892,204
Alibaba Group Holding Ltd.	3,867,224	82,295,008
Aluminum Corp. of China Ltd., H Shares	2,426,153	4,237,538
Anhui Conch Cement Co. Ltd., H Shares(c)	1,578,946	5,008,880
ANTA Sports Products Ltd.	198,279	1,981,404
BAIC Motor Corp. Ltd., H Shares(a)(b)(c)	2,464,160	583,379
Baidu, Inc., A Shares(a)	1,029,846	19,745,699
Bank of Beijing Co. Ltd., A Shares	2,331,300	1,777,796
Bank of China Ltd., H Shares	41,707,217	24,914,509
Bank of Communications Co. Ltd., H Shares	7,558,951	6,495,827
Bank of Jiangsu Co. Ltd.	1,132,600	1,650,579
Baoshan Iron & Steel Co. Ltd., A Shares	1,348,300	1,411,102
Beijing Enterprises Holdings Ltd.	312,408	1,415,634
	Shares	Value
China-(continued)
BOC Hong Kong (Holdings) Ltd.	1,174,912	$6,188,977
BOE Technology Group Co. Ltd., A Shares	3,885,100	2,443,789
BYD Co. Ltd., H Shares	378,995	4,726,332
BYD Electronic International Co. Ltd.(c)	299,872	1,280,787
CGN Power Co. Ltd., H Shares(b)(c)	5,231,670	2,182,148
China Cinda Asset Management Co. Ltd., H Shares(c)	11,269,744	1,918,255
China CITIC Bank Corp. Ltd., H Shares	6,213,052	5,788,566
China Coal Energy Co. Ltd., H Shares	1,393,910	2,040,715
China Communications Services Corp. Ltd., H Shares	1,486,320	902,942
China Construction Bank Corp., H Shares	52,189,380	52,713,399
China Energy Engineering Corp. Ltd., H Shares	10,701,917	1,574,647
China Everbright Bank Co. Ltd., H Shares	9,641,248	4,019,863
China Everbright Environment Group Ltd.	2,813,057	1,810,507
China Hongqiao Group Ltd.	1,339,534	6,128,472
China International Marine Containers Group Co. Ltd., H Shares	1,579,892	1,796,915
China Life Insurance Co. Ltd., H Shares	1,253,640	5,580,713
China Mengniu Dairy Co. Ltd.	1,469,053	3,068,882
China Merchants Bank Co. Ltd., H Shares	1,986,772	12,142,106
China Minsheng Banking Corp. Ltd., H Shares	14,143,707	7,039,691
China National Building Material Co. Ltd., H Shares	4,499,068	3,237,168
China Overseas Land & Investment Ltd.	3,651,914	6,547,028
China Pacific Insurance (Group) Co. Ltd., H Shares	1,263,672	6,366,866
China Petroleum & Chemical Corp., H Shares	29,126,492	20,051,156
China Railway Group Ltd., H Shares(c)	8,875,628	5,123,472
China Resources Gas Group Ltd.(c)	509,123	1,401,099
China Resources Land Ltd.	1,839,304	7,205,273
China Resources Pharmaceutical Group Ltd.(b)	1,864,416	1,085,763
China Resources Power Holdings Co. Ltd.(c)	1,020,955	2,326,269
China Shenhua Energy Co. Ltd., H Shares(c)	1,557,520	8,572,282
China State Construction Engineering Corp. Ltd., A Shares	5,162,922	3,744,227
China State Construction International Holdings Ltd.	838,432	1,007,442
China Taiping Insurance Holdings Co. Ltd.	929,500	3,046,751
China Tower Corp. Ltd., H Shares(b)	2,222,747	3,199,020
China United Network Communications Ltd., A Shares	2,114,800	1,555,139
China Vanke Co. Ltd., H Shares(a)(c)	7,644,472	3,715,712
China Yongda Automobiles Services Holdings Ltd.	1,447,204	289,520
China Zheshang Bank Co. Ltd., H Shares	5,343,528	1,712,155
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,066,175	1,542,980
CITIC Ltd.	3,828,111	6,119,893
CITIC Securities Co. Ltd., H Shares	1,065,286	3,987,844
CMOC Group Ltd., H Shares	1,317,828	3,704,980
Contemporary Amperex Technology Co. Ltd., A Shares	33,700	1,700,405
COSCO SHIPPING Holdings Co. Ltd., H Shares(c)	2,730,936	4,799,626
Country Garden Services Holdings Co. Ltd.	1,852,029	1,531,873
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
China-(continued)
CRRC Corp. Ltd., H Shares	3,547,668	$2,636,254
CSPC Pharmaceutical Group Ltd.(c)	3,125,017	3,834,750
Daqo New Energy Corp., ADR(a)	90,952	2,248,333
Dongfeng Motor Group Co. Ltd., H Shares(a)	3,157,176	3,651,007
ENN Energy Holdings Ltd.	388,080	3,341,908
Fosun International Ltd.	797,820	424,593
Geely Automobile Holdings Ltd.	1,862,412	3,834,942
Gree Electric Appliances, Inc. of Zhuhai	351,000	1,955,688
Guangdong Investment Ltd.	1,579,752	1,494,018
Haier Smart Home Co. Ltd., H Shares	1,441,755	4,754,523
Hello Group, Inc., ADR(c)	154,217	1,051,760
Huaneng Power International, Inc., H Shares	2,202,129	1,606,074
Huatai Securities Co. Ltd., H Shares(b)	687,440	1,639,542
Huaxia Bank Co. Ltd., A Shares	1,461,792	1,333,808
Industrial & Commercial Bank of China Ltd., H Shares	34,963,424	29,010,970
Industrial Bank Co. Ltd., A Shares	1,954,326	5,258,191
iQIYI, Inc., ADR(a)(c)	964,460	2,006,077
JD.com, Inc., ADR(c)	840,058	23,924,852
Jiangxi Copper Co. Ltd., H Shares	1,583,263	9,461,611
JinkoSolar Holding Co. Ltd., ADR(c)	72,982	1,870,529
KE Holdings, Inc., ADR(c)	202,451	3,789,883
Kuaishou Technology(b)	234,739	2,399,092
Kunlun Energy Co. Ltd.	2,150,583	2,204,127
Kweichow Moutai Co. Ltd., A Shares	9,200	1,854,637
Lenovo Group Ltd.(c)	3,849,184	4,338,261
Li Auto, Inc., A Shares(a)(c)	158,360	1,323,816
Li Ning Co. Ltd.	935,646	2,447,448
Longfor Group Holdings Ltd.(b)(c)	2,869,172	3,774,343
Lufax Holding Ltd., ADR(a)(c)	513,012	1,364,612
Meituan, B Shares(a)(b)	567,748	7,020,932
Metallurgical Corp. of China Ltd., H Shares(c)	7,493,038	1,773,190
Midea Group Co. Ltd., A Shares	319,800	3,571,731
NetEase, Inc.	298,363	7,738,955
New China Life Insurance Co. Ltd., H Shares	322,419	2,622,534
NIO, Inc., ADR(a)(c)	472,980	2,223,006
PDD Holdings, Inc., ADR(a)	86,157	8,706,165
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	2,779,724	2,417,799
PetroChina Co. Ltd., H Shares	17,481,687	20,773,920
PICC Property & Casualty Co. Ltd., H Shares	2,947,166	6,103,092
Ping An Bank Co. Ltd., A Shares	1,079,300	1,682,118
Ping An Insurance (Group) Co. of China Ltd., H Shares(c)	4,030,696	37,397,612
Poly Developments and Holdings Group Co. Ltd., A Shares	1,857,800	1,820,377
Postal Savings Bank of China Co. Ltd., H Shares(b)	6,853,830	4,470,090
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,166,405	3,128,766
Shenzhou International Group Holdings Ltd.	214,191	1,704,062
Sinopharm Group Co. Ltd., H Shares	1,049,573	2,801,377
Sunac China Holdings Ltd.(a)(c)	12,436,132	1,925,991
Sunny Optical Technology Group Co. Ltd.(c)	186,525	1,495,190
Tencent Holdings Ltd.	593,020	45,594,597
	Shares	Value
China-(continued)
Tencent Music Entertainment Group, ADR	85,937	$1,442,023
Tianneng Power International Ltd.	1,165,388	1,090,911
Trip.com Group Ltd.	69,804	4,285,582
Vipshop Holdings Ltd., ADR(c)	297,066	5,082,799
Weichai Power Co. Ltd., H Shares	1,377,433	4,670,424
Wuxi Biologics (Cayman), Inc.(a)(b)	431,879	2,044,432
Xiaomi Corp., B Shares(a)(b)	1,635,552	7,405,715
Yankuang Energy Group Co. Ltd., H Shares(c)	2,186,645	3,186,771
Yum China Holdings, Inc.(c)	90,829	4,488,769
Zhongsheng Group Holdings Ltd.	1,363,924	2,032,590
Zijin Mining Group Co. Ltd., H Shares	1,400,869	7,306,408
ZTE Corp., H Shares(c)	593,908	2,149,274
ZTO Express (Cayman), Inc.	109,816	2,425,500
		730,749,559
Hong Kong-0.12%
Orient Overseas International Ltd.(c)	141,412	2,317,489
India-9.69%
Axis Bank Ltd.	415,708	6,202,089
Bajaj Auto Ltd.	15,063	1,573,124
Bajaj Finance Ltd.	132,005	1,335,543
Bajaj Finserv Ltd.	61,652	1,310,159
Bank of Baroda	544,989	1,776,024
Bharat Petroleum Corp. Ltd.	1,412,499	5,599,923
Bharti Airtel Ltd.	169,338	3,631,787
Cipla Ltd.	82,957	1,195,574
Coal India Ltd.	597,744	2,867,308
Dr. Reddy’s Laboratories Ltd.	99,587	1,317,702
GAIL (India) Ltd.	1,435,459	2,614,918
Grasim Industries Ltd.	85,926	2,637,016
HCL Technologies Ltd.	176,529	3,257,423
HDFC Bank Ltd.	1,197,693	12,110,204
Hero MotoCorp Ltd.	30,141	1,815,461
Hindalco Industries Ltd.	583,219	6,070,908
Hindustan Petroleum Corp. Ltd.	733,116	3,402,819
Hindustan Unilever Ltd.	76,160	1,966,266
ICICI Bank Ltd.	612,902	9,035,786
Indian Oil Corp. Ltd.	2,294,956	4,075,670
IndusInd Bank Ltd.(a)	209,305	2,041,559
Infosys Ltd.	612,605	10,957,227
ITC Ltd.	1,194,654	4,187,780
JSW Steel Ltd.	180,450	2,371,949
Kotak Mahindra Bank Ltd.	655,744	2,910,212
Kwality Wall’s (India) Ltd.	74,447	32,534
Larsen & Toubro Ltd.	123,278	5,274,737
Mahindra & Mahindra Ltd.	84,837	3,167,791
Maruti Suzuki India Ltd.	17,331	2,753,348
NTPC Ltd.	1,273,180	4,933,012
Oil & Natural Gas Corp. Ltd.	1,872,482	5,489,425
Petronet LNG Ltd.	363,550	1,146,587
Power Finance Corp. Ltd.	576,164	2,379,499
Power Grid Corp. of India Ltd.	1,004,803	2,804,931
Rajesh Exports Ltd.(a)	95,327	168,551
REC Ltd.	363,034	1,439,011
Reliance Industries Ltd.	1,151,208	17,492,531
Shriram Finance Ltd.	281,802	3,128,158
State Bank of India	630,364	7,388,273
Steel Authority of India Ltd.	1,152,736	1,887,567
Sun Pharmaceutical Industries Ltd.	100,151	1,737,973
Tata Consultancy Services Ltd.	140,948	4,793,373
Tata Motors Ltd.(a)	337,966	1,684,549
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
India-(continued)
Tata Motors Passenger Vehicles Ltd.	492,770	$1,877,889
Tata Steel Ltd.	3,204,537	6,689,015
Tech Mahindra Ltd.	120,012	2,277,112
UltraTech Cement Ltd.	10,956	1,514,254
UPL Ltd.	176,009	1,348,582
Vedanta Ltd.	662,555	4,900,122
Wipro Ltd.	712,144	1,837,468
		184,410,723
Indonesia-1.22%
PT Alamtri Resources (Indonesia) Tbk	12,088,015	1,588,615
PT Astra International Tbk	6,734,279	2,553,446
PT Bank Central Asia Tbk	6,289,467	2,778,997
PT Bank Mandiri (Persero) Tbk	11,869,487	3,415,401
PT Bank Negara Indonesia (Persero) Tbk	5,803,126	1,557,588
PT Bank Rakyat Indonesia (Persero) Tbk	22,364,145	5,076,750
PT Telkom Indonesia (Persero) Tbk	24,730,426	5,286,386
PT United Tractors Tbk	636,576	991,695
		23,248,878
Malaysia-0.94%
Axiata Group Bhd.	1,034,700	603,277
CIMB Group Holdings Bhd.	1,773,200	3,863,295
Genting Bhd.	885,300	641,496
Malayan Banking Bhd.	1,530,900	4,581,799
Petronas Chemicals Group Bhd.	689,200	565,796
Public Bank Bhd.	2,458,800	3,039,061
Sime Darby Bhd.	1,661,500	909,979
Tenaga Nasional Bhd.	1,039,700	3,678,579
		17,883,282
Mexico-3.37%
America Movil S.A.B. de C.V., Class B	8,485,416	8,809,727
Banco del Bajio S.A.(b)	369,959	1,094,927
CEMEX S.A.B. de C.V., Series CPO(c)(d)	7,718,388	9,646,316
Coca-Cola FEMSA S.A.B. de C.V., Series CPO(c)	158,551	1,670,603
Fibra Uno Administracion S.A. de C.V.(c)	1,070,966	1,678,034
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(c)(e)	840,255	8,835,102
Grupo Bimbo S.A.B. de C.V., Series A(c)	362,831	1,269,605
Grupo Comercial Chedraui S.A. de C.V.(c)	92,980	643,040
Grupo Financiero Banorte S.A.B. de C.V., Class O	961,003	10,945,141
Grupo Mexico S.A.B. de C.V., Class B	995,871	11,140,184
Grupo Televisa S.A.B., Series CPO(c)(f)	1,908,502	1,259,719
Orbia Advance Corp. S.A.B. de C.V.(a)(c)	418,918	447,004
Sigma Foods S.A.B. de C.V., Class A(c)	1,486,652	1,480,053
Wal-Mart de Mexico S.A.B. de C.V., Series V(c)	1,607,558	5,139,515
		64,058,970
Romania-0.10%
NEPI Rockcastle N.V.(a)	202,177	1,854,498
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(a)(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
GMK Norilskiy Nickel PAO(a)(g)	2,015,200	0
Inter RAO UES PJSC(a)(g)	29,081,146	0
Lukoil PJSC(a)(g)	261,775	0
Magnit PJSC(a)(g)	55,179	0
Mobile TeleSystems PJSC(a)(g)	921,186	0
	Shares	Value
Russia-(continued)
Moscow Exchange MICEX-RTS PJSC(a)(g)	550,555	$0
Novatek PJSC(a)(g)	130,598	0
Novolipetsk Steel PJSC(a)(g)	795,328	0
Rosneft Oil Co. PJSC(a)(g)	1,054,960	0
Sberbank of Russia PJSC(a)(g)	7,562,894	0
Severstal PAO(a)(g)	147,196	0
Sistema AFK PAO(a)(g)	3,408,447	0
Surgutneftegas PAO(a)(g)	3,493,738	0
Surgutneftegas PAO, Preference Shares(a)(g)	3,804,484	0
Tatneft PJSC(a)(g)	753,855	0
Tatneft PJSC, Preference Shares(a)(g)	74,068	0
VTB Bank PJSC(a)(g)	712,692	0
		0
Saudi Arabia-2.27%
Al Rajhi Bank	140,851	4,022,185
Banque Saudi Fransi	307,456	1,479,973
Riyad Bank	289,677	2,173,928
SABIC Agri-Nutrients Co.	49,110	1,636,201
Saudi Arabian Mining Co.(a)	123,560	2,510,487
Saudi Arabian Oil Co.(b)	1,761,405	12,108,296
Saudi Awwal Bank	188,936	1,795,266
Saudi Basic Industries Corp.	253,302	3,838,962
Saudi Electricity Co.	231,653	889,307
Saudi National Bank (The)	538,824	6,441,844
Saudi Telecom Co.	530,086	6,292,540
		43,188,989
South Africa-5.14%
Absa Group Ltd.	387,856	6,155,968
Aspen Pharmacare Holdings Ltd.	198,871	1,332,727
Bid Corp. Ltd.	95,798	2,410,629
Bidvest Group Ltd. (The)	135,898	1,980,654
E Media Holdings Ltd.(c)	12,095	1,678
Exxaro Resources Ltd.(c)	140,883	1,617,629
FirstRand Ltd.	1,496,666	8,598,647
Gold Fields Ltd.	122,903	6,122,186
Growthpoint Properties Ltd.	1,575,180	1,732,728
Impala Platinum Holdings Ltd.	550,832	10,341,517
MTN Group Ltd.	787,213	8,805,031
Nedbank Group Ltd.	229,843	3,791,230
Old Mutual Ltd.	2,414,365	2,333,942
Sanlam Ltd.	527,494	3,328,513
Sappi Ltd.(c)	460,669	512,387
Sasol Ltd.(a)	852,455	6,064,779
Shoprite Holdings Ltd.	139,806	2,323,379
Sibanye Stillwater Ltd.(a)(c)	2,074,028	9,092,454
Standard Bank Group Ltd.	463,938	8,588,047
Thungela Resources Ltd.(c)	164,227	1,014,647
Valterra Platinum Ltd.	106,205	9,611,492
Vodacom Group Ltd.	213,829	1,986,735
		97,746,999
Taiwan-20.59%
Acer, Inc.	2,032,000	1,614,674
ASE Technology Holding Co. Ltd.	1,272,000	11,825,924
Asia Cement Corp.	1,054,000	1,176,063
Asustek Computer, Inc.	300,600	4,722,358
AUO Corp.(a)	5,276,244	2,285,307
Catcher Technology Co. Ltd.	328,000	2,094,817
Cathay Financial Holding Co. Ltd.	2,717,919	6,475,395
Chailease Holding Co. Ltd.	616,861	2,033,071
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
China Steel Corp.	4,193,632	$2,759,181
Chunghwa Telecom Co. Ltd.	1,152,039	4,885,158
Compal Electronics, Inc.	3,758,000	3,878,512
CTBC Financial Holding Co. Ltd.	4,462,000	7,188,932
Delta Electronics, Inc.	276,000	10,532,808
E.Sun Financial Holding Co. Ltd.	2,215,751	2,346,334
Eva Airways Corp.	1,188,000	1,406,162
Evergreen Marine Corp. Taiwan Ltd.	1,608,000	9,497,169
Far Eastern New Century Corp.	1,443,000	1,270,539
Far EasTone Telecommunications Co. Ltd.(a)	531,000	1,493,768
First Financial Holding Co. Ltd.	2,526,314	2,306,318
Formosa Chemicals & Fibre Corp.	2,450,000	3,279,751
Formosa Petrochemical Corp.	1,071,000	1,819,703
Formosa Plastics Corp.	3,720,280	5,573,050
Fubon Financial Holding Co. Ltd.	2,150,141	6,174,304
Hon Hai Precision Industry Co. Ltd.	7,123,930	49,243,606
Hua Nan Financial Holdings Co. Ltd.	1,662,740	1,744,264
Innolux Corp.(a)	8,698,444	5,967,594
Inventec Corp.	1,645,000	2,335,085
KGI Financial Holding Co. Ltd.	5,444,070	3,112,950
Largan Precision Co. Ltd.	24,000	1,829,216
Lite-On Technology Corp.	646,313	3,322,167
MediaTek, Inc.	337,600	18,726,853
Mega Financial Holding Co. Ltd.	2,449,985	3,012,625
Micro-Star International Co. Ltd.	416,000	1,186,829
Nan Ya Plastics Corp.	2,861,940	6,841,693
Novatek Microelectronics Corp.	223,000	2,646,031
Pegatron Corp.	1,029,260	2,269,724
Pou Chen Corp.	1,911,000	1,847,141
Powertech Technology, Inc.	373,000	2,953,623
Quanta Computer, Inc.	609,000	5,361,132
Realtek Semiconductor Corp.	144,000	2,203,170
Shanghai Commercial & Savings Bank Ltd. (The)	994,000	1,245,135
SinoPac Financial Holdings Co. Ltd.	2,317,355	2,099,023
Synnex Technology International Corp.	756,000	1,566,655
Taiwan Cooperative Financial Holding Co. Ltd.	1,567,910	1,171,771
Taiwan Mobile Co. Ltd.	477,000	1,599,398
Taiwan Semiconductor Manufacturing Co. Ltd.	2,006,000	110,923,650
TCC Group Holdings Co. Ltd.	2,731,136	2,285,083
TS Financial Holding Co. Ltd.	5,562,000	3,997,497
Unimicron Technology Corp.	424,570	5,046,789
Uni-President Enterprises Corp.	1,342,941	3,055,224
United Microelectronics Corp.	5,313,000	10,571,565
Walsin Lihwa Corp.	1,982,000	2,712,589
Wan Hai Lines Ltd.	779,000	1,824,416
Winbond Electronics Corp.(a)	2,169,000	8,576,969
Wistron Corp.	1,192,875	4,881,720
WPG Holdings Ltd.	967,000	1,966,690
WT Microelectronics Co. Ltd.	395,000	1,950,082
Yageo Corp.	428,160	3,738,000
Yang Ming Marine Transport Corp.	2,416,000	4,099,255
Yuanta Financial Holding Co. Ltd.	3,231,939	4,402,648
Zhen Ding Technology Holding Ltd.	436,000	2,686,901
		391,644,061
Thailand-2.86%
Advanced Info Service PCL, NVDR	163,388	1,812,039
	Shares	Value
Thailand-(continued)
Bangkok Bank PCL, NVDR	907,703	$4,553,497
Bangkok Dusit Medical Services PCL, NVDR	2,206,721	1,407,304
Banpu PCL, NVDR	10,865,513	1,847,756
Charoen Pokphand Foods PCL, NVDR	3,221,149	2,110,011
CP ALL PCL, NVDR	1,254,265	1,729,194
Kasikornbank PCL, NVDR	1,014,449	6,058,809
Krung Thai Bank PCL, NVDR	2,177,569	1,954,009
PTT Exploration & Production PCL, NVDR	815,036	3,186,156
PTT Global Chemical PCL, NVDR	4,341,276	3,406,170
PTT PCL, NVDR	11,887,517	12,832,423
SCB X PCL, NVDR	1,094,369	4,711,038
Siam Cement PCL (The), NVDR	710,328	4,637,966
Thai Oil PCL, NVDR	1,843,253	2,506,946
TMBThanachart Bank PCL, NVDR	24,694,114	1,583,050
		54,336,368
Turkey-1.42%
Akbank T.A.S.	1,586,325	3,392,825
BIM Birlesik Magazalar A.S.	167,728	2,559,331
Eregli Demir ve Celik Fabrikalari T.A.S.	4,101,855	2,655,044
KOC Holding A.S.	1,103,474	5,277,063
Turk Hava Yollari AO	437,627	3,060,654
Turkcell Iletisim Hizmetleri A.S.	626,639	1,688,646
Turkiye Is Bankasi A.S., Class C	5,088,532	1,955,884
Turkiye Petrol Rafinerileri A.S.	785,041	4,423,219
Yapi Ve Kredi Bankasi A.S.(a)	2,043,854	1,930,162
		26,942,828
United States-0.35%
JBS N.V., BDR(a)	425,179	6,686,019
Total Common Stocks & Other Equity Interests (Cost $1,399,560,099)		1,894,265,597
Money Market Funds-0.55%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(h)(i) (Cost $10,400,799)	10,400,799	10,400,799
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $1,409,960,898)		1,904,666,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.01%
Invesco Private Government Fund, 3.65%(h)(i)(j)	22,015,934	22,015,934
Invesco Private Prime Fund, 3.80%(h)(i)(j)	73,210,191	73,232,154
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,248,088)		95,248,088
TOTAL INVESTMENTS IN SECURITIES-105.15% (Cost $1,505,208,986)		1,999,914,484
OTHER ASSETS LESS LIABILITIES-(5.15)%		(97,919,026)
NET ASSETS-100.00%		$1,901,995,458
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BDR-Brazilian Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $49,847,403, which represented 2.62% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,450,994	$86,115,493	$(89,165,688)	$-	$-	$10,400,799	$125,290
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,401,431	48,165,596	(38,551,093)	-	-	22,015,934	156,245 *
Invesco Private Prime Fund	32,485,891	103,052,275	(62,306,012)	168	(168)	73,232,154	428,160 *
Total	$58,338,316	$237,333,364	$(190,022,793)	$168	$(168)	$105,648,887	$709,695

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	90	March-2026	$6,843,600	$540,900	$540,900

(a)	Futures contracts collateralized by $2,938,527 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Austria-0.64%
Wienerberger AG	198,986	$6,601,253
Brazil-11.39%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,279,814	88,467,378
Cia de Saneamento de Minas Gerais COPASA MG	1,403,500	13,711,840
Cia De Sanena Do Parana, Series CPO	1,784,846	15,913,631
		118,092,849
China-1.58%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	3,251,300	1,441,293
Beijing Enterprises Water Group Ltd.	22,806,694	7,853,876
Beijing Originwater Technology Co. Ltd., A Shares	2,140,200	1,241,223
Chengdu Xingrong Environment Co. Ltd., A Shares	1,762,100	1,855,959
China Lesso Group Holdings Ltd.	1,578,712	1,213,182
Jiangxi Hongcheng Environment. Co. Ltd.	568,900	789,355
Jingjin Equipment, Inc., A Shares	166,400	480,274
Zhongshan Public Utilities Group Co. Ltd., A Shares	871,100	1,548,841
		16,424,003
Finland-0.49%
Kemira OYJ(a)	214,544	5,064,573
India-1.55%
Astral Ltd.	336,842	5,412,870
ElectroSteel Castings Ltd.	1,437,944	1,111,742
Jain Irrigation Systems Ltd.(b)	896,049	356,201
Jindal Saw Ltd.	418,371	797,277
Supreme Industries Ltd.	117,728	4,504,872
VA Tech Wabag Ltd.	335,616	3,936,177
		16,119,139
Italy-0.82%
Interpump Group S.p.A.	146,416	8,525,155
Japan-3.09%
Kurita Water Industries Ltd.	388,557	19,498,538
Nomura Micro Science Co. Ltd.(a)	118,048	2,676,262
Organo Corp.(a)	92,700	9,820,055
		31,994,855
Netherlands-1.03%
Aalberts N.V.	277,312	10,687,016
Saudi Arabia-0.53%
Alkhorayef Water and Power Technologies Co.	94,911	3,130,626
Power and Water Utility Co. for Jubail and Yanbu(b)	276,706	2,393,270
		5,523,896
South Korea-0.53%
Coway Co. Ltd.(a)(b)(c)	95,394	5,519,513
Switzerland-7.15%
Belimo Holding AG	17,883	19,636,225
Geberit AG	50,159	38,450,164
Georg Fischer AG(a)	140,103	9,374,367
Sulzer AG	31,132	6,734,058
		74,194,814
	Shares	Value
Taiwan-0.07%
Kuo Toong International Co. Ltd.	423,000	$690,561
Thailand-0.10%
Amata Corp. PCL, NVDR	2,079,785	1,033,292
United Kingdom-9.61%
Pennon Group PLC	1,856,516	13,955,312
Severn Trent PLC	968,417	39,008,119
United Utilities Group PLC	2,717,491	46,671,181
		99,634,612
United States-61.15%
Advanced Drainage Systems, Inc.	260,022	39,533,745
American States Water Co.	285,785	20,850,873
American Water Works Co., Inc.	629,004	81,223,286
Badger Meter, Inc.	107,108	15,699,891
California Water Service Group	439,898	19,663,441
Consolidated Water Co. Ltd.(a)	110,546	4,187,482
Core & Main, Inc., Class A(a)(b)	519,792	27,736,101
Ecolab, Inc.	148,937	41,998,745
Energy Recovery, Inc.(a)(b)	192,527	2,808,969
Essential Utilities, Inc.	1,476,229	57,262,923
Franklin Electric Co., Inc.	139,122	13,859,334
H2O America	245,810	12,791,952
Hawkins, Inc.	37,961	4,944,420
Lindsay Corp.(a)	39,268	4,919,102
Middlesex Water Co.	135,370	7,090,681
Montrose Environmental Group, Inc.(a)(b)	121,301	2,702,586
Mueller Water Products, Inc., Class A	568,183	15,380,714
Otter Tail Corp.	76,154	6,789,891
Pentair PLC	297,378	31,334,720
Select Water Solutions, Inc., Class A	727,969	8,801,145
TETRA Technologies, Inc.(b)	493,659	5,627,713
Valmont Industries, Inc.	35,799	15,950,602
Veralto Corp.	598,546	59,244,083
Watts Water Technologies, Inc., Class A	99,610	29,814,269
Xylem, Inc.	574,147	79,157,647
Zurn Elkay Water Solutions Corp.	541,329	24,960,680
		634,334,995
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $766,147,849)		1,034,440,526
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.39%
Invesco Private Government Fund, 3.65%(d)(e)(f)	9,778,449	9,778,449
Invesco Private Prime Fund, 3.80%(d)(e)(f)	25,404,095	25,411,716
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,190,165)		35,190,165
TOTAL INVESTMENTS IN SECURITIES-103.12% (Cost $801,338,014)		1,069,630,691
OTHER ASSETS LESS LIABILITIES-(3.12)%		(32,363,388)
NET ASSETS-100.00%		$1,037,267,303
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$461,168	$17,211,689	$(17,672,857)	$-	$-	$-	$6,849
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,716,512	30,542,369	(29,480,432)	-	-	9,778,449	96,206 *
Invesco Private Prime Fund	22,688,796	69,023,148	(66,300,227)	310	(311)	25,411,716	253,732 *
Total	$31,866,476	$116,777,206	$(113,453,516)	$310	$(311)	$35,190,165	$356,787

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-4.41%
Aristocrat Leisure Ltd.	68,340	$2,554,127
Brambles Ltd.	132,691	2,072,147
Computershare Ltd.	57,358	1,310,490
Insurance Australia Group Ltd.	219,087	1,162,024
JB Hi-Fi Ltd.	12,385	701,986
Medibank Pvt. Ltd.	308,958	997,323
Netwealth Group Ltd.	27,526	469,209
Pro Medicus Ltd.	8,398	1,080,104
QBE Insurance Group Ltd.	140,818	1,941,661
REA Group Ltd.	7,419	981,362
Rio Tinto PLC	89,390	8,178,689
Wesfarmers Ltd.	118,795	6,894,211
Yancoal Australia Ltd.(a)	83,652	336,867
		28,680,200
Austria-0.24%
ANDRITZ AG	6,867	596,319
Strabag SE, BR	3,245	337,243
Verbund AG(a)	8,471	623,819
		1,557,381
Canada-3.53%
AtkinsRealis Group, Inc.	24,733	1,745,364
BCE, Inc.	30,576	794,798
Brookfield Asset Management Ltd., Class A	49,155	2,455,663
Celestica, Inc.(b)	12,709	3,591,068
Imperial Oil Ltd.	15,492	1,573,854
Kinross Gold Corp.	122,871	3,890,786
Lundin Gold, Inc.	19,213	1,448,335
Rogers Communications, Inc., Class B	40,961	1,554,773
Suncor Energy, Inc.	110,382	5,866,553
		22,921,194
China-0.13%
Budweiser Brewing Co. APAC Ltd.(a)(c)	296,794	292,720
Chow Tai Fook Jewellery Group Ltd.(a)	285,724	525,291
		818,011
Denmark-0.63%
Coloplast A/S, Class B	12,570	1,075,481
Vestas Wind Systems A/S	98,168	2,986,585
		4,062,066
Finland-1.74%
Elisa OYJ	13,553	601,693
Fortum OYJ(a)	37,896	898,441
Kone OYJ, Class B	50,768	3,661,674
Orion OYJ, Class B	10,688	887,084
Sampo OYJ	267,093	2,989,512
Wartsila OYJ Abp	56,049	2,280,474
		11,318,878
France-6.24%
Airbus SE	59,478	13,666,895
Bollore SE	69,101	395,404
Dassault Aviation S.A.	1,579	602,474
Hermes International S.C.A.	3,544	8,557,799
Safran S.A.	48,418	17,362,099
		40,584,671
Germany-6.94%
adidas AG	17,045	3,033,104
Allianz SE	37,905	16,750,966
Deutsche Boerse AG	17,942	4,559,853
	Shares	Value
Germany-(continued)
Hannover Rueck SE	6,219	$1,764,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	13,083	7,958,068
Siemens Energy AG, Class A(b)	59,722	10,212,358
Talanx AG	6,322	800,291
		45,079,440
Hong Kong-2.77%
Cathay Pacific Airways Ltd.	197,195	309,280
Futu Holdings Ltd., ADR(b)	6,767	1,100,111
Hong Kong Exchanges & Clearing Ltd.	175,778	9,693,815
Prudential PLC	251,023	4,134,870
Techtronic Industries Co. Ltd.	155,183	2,119,132
Zijin Gold International Co. Ltd.(b)	22,156	614,000
		17,971,208
Israel-0.78%
Bezeq The Israeli Telecommunication Corp. Ltd.	263,934	679,860
Check Point Software Technologies Ltd.(b)	10,541	1,892,215
El Al Israel Airlines	66,318	376,165
Etoro Group Ltd.(b)	7,282	214,091
Israel Corp. Ltd.	1,179	353,446
Matrix IT Ltd.	6,598	297,035
Oddity Tech Ltd.(a)(b)	6,626	217,598
Plus500 Ltd.	11,901	686,992
Strauss Group Ltd.	9,075	343,538
		5,060,940
Italy-1.74%
Banca Mediolanum S.p.A.	22,417	527,771
Coca-Cola HBC AG(b)	19,669	1,071,262
Ferrari N.V.	15,484	5,183,363
FinecoBank Banca Fineco S.p.A.	74,956	1,994,312
Prada S.p.A.	50,901	260,305
Ryanair Holdings PLC	67,526	2,300,103
		11,337,116
Japan-19.10%
Advantest Corp.	137,832	22,869,452
Asahi Intecc Co. Ltd.	25,017	418,389
Asics Corp.	92,195	2,226,575
Azbil Corp.	52,650	462,271
Bandai Namco Holdings, Inc.	62,354	1,623,251
BayCurrent, Inc.	17,273	610,592
Canon Marketing Japan, Inc.	6,677	292,253
Capcom Co. Ltd.	44,945	1,149,313
CyberAgent, Inc.	42,696	388,597
Daifuku Co. Ltd.	45,199	1,626,688
Daiichi Sankyo Co. Ltd.	223,280	4,103,665
Daito Trust Construction Co. Ltd.	29,633	603,423
Denso Corp.	197,452	2,748,480
Fujikura Ltd.	32,226	4,063,517
GMO Payment Gateway, Inc.	4,702	272,449
Hitachi Ltd.	415,604	14,468,259
Hoya Corp.	36,102	6,075,953
IHI Corp.	92,255	2,141,348
Japan Exchange Group, Inc.	112,203	1,228,353
JX Advanced Metals Corp.(a)	52,552	853,120
Kakaku.com, Inc.	20,211	276,737
Kinden Corp.	10,699	474,965
Kobe Bussan Co. Ltd.	15,614	382,835
Koei Tecmo Holdings Co. Ltd.	23,372	260,085
Lasertec Corp.(a)	10,860	2,503,036
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
MonotaRO Co. Ltd.	30,918	$418,403
MS&AD Insurance Group Holdings, Inc.	122,998	3,143,849
Murata Manufacturing Co. Ltd.	151,586	3,089,536
Nissan Chemical Corp.	14,089	487,215
Nomura Research Institute Ltd.	43,006	1,312,500
NS Solutions Corp.(a)	11,028	292,298
OBIC Business Consultants Co. Ltd.	5,422	240,963
Otsuka Corp.	19,206	382,022
Recruit Holdings Co. Ltd.	201,392	10,642,462
Sankyo Co. Ltd.	27,282	428,143
Sanrio Co. Ltd.(a)	31,099	965,274
Santen Pharmaceutical Co. Ltd.	35,283	398,207
Sanwa Holdings Corp.	22,056	501,217
Seibu Holdings, Inc.	38,548	1,024,685
Sharp Corp.(a)(b)	58,430	267,519
SMC Corp.	5,564	2,170,135
TBS Holdings, Inc.	8,396	326,593
Tokio Marine Holdings, Inc.	245,316	9,173,189
Tokyo Electron Ltd.	48,018	12,836,304
Toyo Suisan Kaisha Ltd.	12,250	877,443
Trend Micro, Inc.(b)	19,655	773,524
USS Co. Ltd.	43,270	479,654
Yamaha Corp.	44,670	325,735
Yokogawa Electric Corp.	23,146	774,163
ZOZO, Inc.	78,387	649,533
		124,104,172
Mexico-0.15%
Fresnillo PLC	19,226	949,514
Netherlands-7.23%
Adyen N.V.(b)(c)	3,533	5,257,899
ASML Holding N.V.	26,854	38,645,815
Universal Music Group N.V.	126,568	3,114,396
		47,018,110
New Zealand-0.24%
Fisher & Paykel Healthcare Corp. Ltd.	66,865	1,569,192
Norway-0.66%
Gjensidige Forsikring ASA	22,761	649,959
Kongsberg Gruppen ASA	67,785	2,336,118
Protector Forsikring ASA	7,910	429,897
Vend Marketplaces ASA, Class B	19,480	541,103
Wallenius Wilhelmsen ASA	28,739	335,004
		4,292,081
Portugal-0.29%
Banco Comercial Portugues S.A., Class R	830,287	901,966
Galp Energia SGPS S.A.	49,329	985,092
		1,887,058
Singapore-0.40%
Singapore Exchange Ltd.	107,321	1,490,685
Singapore Technologies Engineering Ltd.(a)	146,566	1,129,491
		2,620,176
South Korea-7.05%
DB Insurance Co. Ltd.	4,050	399,854
Hanmi Pharm Co. Ltd.(b)	1,010	340,059
Hanmi Semiconductor Co. Ltd.	5,742	830,620
HD Hyundai Electric Co. Ltd.	3,360	2,058,486
HD Hyundai Heavy Industries Co. Ltd.	4,019	1,599,683
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,577	1,311,008
Hyundai Rotem Co. Ltd.	7,688	1,229,276
	Shares	Value
South Korea-(continued)
LG CNS Co. Ltd.	6,781	$327,095
LIG Nex1 Co. Ltd.(b)	1,299	433,283
NCSoft Corp.	2,169	352,724
Posco DX Co. Ltd.	15,825	424,188
Samsung C&T Corp.	7,544	1,572,581
Samsung E&A Co. Ltd.	19,209	408,889
Samyang Foods Co. Ltd.	460	375,939
SK Biopharmaceuticals Co. Ltd.(b)	3,233	263,789
SK hynix, Inc.	54,323	33,918,058
		45,845,532
Spain-2.16%
Aena S.M.E. S.A.(c)	77,323	2,410,178
Amadeus IT Group S.A.	43,189	2,906,184
Endesa S.A.	32,078	1,188,448
Industria de Diseno Textil S.A.	115,461	7,540,320
		14,045,130
Sweden-2.35%
Addtech AB, Class B	23,814	778,043
Alfa Laval AB	27,147	1,582,230
Atlas Copco AB, Class A	215,834	4,478,752
Essity AB, Class B(a)	61,181	1,822,793
Evolution AB(a)(c)	16,392	1,071,489
Sectra AB	18,856	469,113
Tele2 AB, Class B	48,229	892,881
Telefonaktiebolaget LM Ericsson, Class B	382,441	4,167,750
		15,263,051
Switzerland-11.66%
ABB Ltd.	166,928	14,428,174
Chocoladefabriken Lindt & Spruengli AG, PC	156	2,250,685
EMS-Chemie Holding AG	946	738,350
Geberit AG	4,865	3,729,342
Givaudan S.A.	786	3,050,111
Kuehne + Nagel International AG, Class R(a)	5,259	1,222,531
Logitech International S.A., Class R	19,250	1,664,889
Partners Group Holding AG(a)	3,481	4,764,990
Roche Holding AG	62,853	28,693,119
Schindler Holding AG, PC	4,345	1,683,017
Sonova Holding AG, Class A	5,027	1,381,167
Straumann Holding AG(a)(b)	10,553	1,274,152
Zurich Insurance Group AG	15,243	10,886,453
		75,766,980
United Kingdom-11.73%
3i Group PLC	114,002	5,252,083
Admiral Group PLC	49,507	1,868,457
Ashtead Group PLC	40,646	2,624,238
Auto Trader Group PLC(c)	161,938	1,197,127
Compass Group PLC	149,504	4,495,724
ICG PLC	26,555	662,662
Imperial Brands PLC	110,143	4,652,205
International Consolidated Airlines Group S.A.	297,702	1,715,198
Intertek Group PLC	18,525	1,139,706
Next PLC	16,295	2,966,938
Reckitt Benckiser Group PLC	63,034	5,273,860
RELX PLC	207,484	7,376,699
Rolls-Royce Holdings PLC	1,092,274	18,311,578
Sage Group PLC (The)	128,162	1,685,406
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Unilever PLC	232,201	$15,841,539
Wise PLC, Class A(b)	90,325	1,168,310
		76,231,730
United States-7.61%
Ferrovial SE	58,245	3,948,438
GSK PLC	506,964	13,148,311
Novartis AG	178,544	26,593,744
Oracle Corp.	5,045	342,477
Swiss Re AG(b)	33,967	5,448,522
		49,481,492
Total Common Stocks & Other Equity Interests (Cost $521,381,552)		648,465,323
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $271,961)	271,961	271,961
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $521,653,513)		648,737,284
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.24%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,046,173	$4,046,173
Invesco Private Prime Fund, 3.80%(d)(e)(f)	10,508,881	10,512,034
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,558,207)		14,558,207
TOTAL INVESTMENTS IN SECURITIES-102.06% (Cost $536,211,720)		663,295,491
OTHER ASSETS LESS LIABILITIES-(2.06)%		(13,396,821)
NET ASSETS-100.00%		$649,898,670

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $10,229,413, which represented 1.57% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,160	$3,513,656	$(3,250,855)	$-	$-	$271,961	$3,627
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,387,217	16,117,974	(16,459,018)	-	-	4,046,173	34,679 *
Invesco Private Prime Fund	11,437,653	32,288,819	(33,214,438)	118	(118)	10,512,034	96,199 *
Total	$15,834,030	$51,920,449	$(52,924,311)	$118	$(118)	$14,830,168	$134,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$368,468,562	$2,790,667,737	$0	$3,159,136,299
Money Market Funds	2,461,939	258,058,006	-	260,519,945
Total Investments	$370,930,501	$3,048,725,743	$0	$3,419,656,244
Invesco Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$103,957,593	$477,647,127	$-	$581,604,720
Money Market Funds	-	11,922,265	-	11,922,265
Total Investments	$103,957,593	$489,569,392	$-	$593,526,985
Invesco Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,647,270	$110,584,807	$-	$130,232,077
Money Market Funds	179,920	5,310,202	-	5,490,122
Total Investments	$19,827,190	$115,895,009	$-	$135,722,199
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,928,080	$129,485,641	$-	$181,413,721
Money Market Funds	-	43,504,762	-	43,504,762
Total Investments	$51,928,080	$172,990,403	$-	$224,918,483
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$167,712,244	$123,717,398	$-	$291,429,642
Money Market Funds	169,965	9,990,399	-	10,160,364
Total Investments	$167,882,209	$133,707,797	$-	$301,590,006

	Level 1	Level 2	Level 3	Total
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,780,440	$471,307,879	$-	$511,088,319
Money Market Funds	958,769	25,031,947	-	25,990,716
Total Investments	$40,739,209	$496,339,826	$-	$537,079,035
Invesco MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$993,432,368	$448,785,752	$-	$1,442,218,120
Money Market Funds	256,231	16,573,223	-	16,829,454
Total Investments	$993,688,599	$465,358,975	$-	$1,459,047,574
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,859,801	$14,393,230	$0	$37,253,031
Money Market Funds	8,861	9,833,415	-	9,842,276
Total Investments	$22,868,662	$24,226,645	$0	$47,095,307
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,206,698	$4,297,033	$-	$5,503,731
Money Market Funds	1,528	650,700	-	652,228
Total Investments	$1,208,226	$4,947,733	$-	$6,155,959
Invesco RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$247,808,306	$2,209,792,671	$0	$2,457,600,977
Money Market Funds	-	132,484,487	-	132,484,487
Total Investments	$247,808,306	$2,342,277,158	$0	$2,590,085,464
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,228,120	$332,204,093	$80,418	$379,512,631
Money Market Funds	-	55,558,399	-	55,558,399
Total Investments	$47,228,120	$387,762,492	$80,418	$435,071,030
Invesco RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$365,303,510	$1,528,962,087	$0	$1,894,265,597
Money Market Funds	10,400,799	95,248,088	-	105,648,887
Total Investments in Securities	375,704,309	1,624,210,175	0	1,999,914,484
Other Investments - Assets*
Futures Contracts	540,900	-	-	540,900
Total Investments	$376,245,209	$1,624,210,175	$0	$2,000,455,384
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$752,427,844	$282,012,682	$-	$1,034,440,526
Money Market Funds	-	35,190,165	-	35,190,165
Total Investments	$752,427,844	$317,202,847	$-	$1,069,630,691
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,345,209	$622,120,114	$-	$648,465,323
Money Market Funds	271,961	14,558,207	-	14,830,168
Total Investments	$26,617,170	$636,678,321	$-	$663,295,491

*	Futures contracts is valued at unrealized appreciation (depreciation).